Schedule of Investments (unaudited)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)(a)	$1,837	$1,546,959
4.65%, 10/01/28 (Call 07/01/28)	2,134	2,157,151
4.75%, 03/30/30 (Call 12/30/29)	2,697	2,732,532
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	3,103	2,698,296
2.60%, 08/01/31 (Call 05/01/31)	4,234	3,672,790
4.20%, 06/01/30 (Call 03/01/30)(a)	2,476	2,436,979
		15,244,707
Aerospace & Defense — 1.4%
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	659	746,507
BAE Systems PLC
1.90%, 02/15/31 (Call 11/15/30)(b)	5,146	4,222,946
3.40%, 04/15/30 (Call 01/15/30)(b)	5,750	5,369,492
Boeing Co. (The)
2.95%, 02/01/30 (Call 11/01/29)(a)	5,437	4,685,806
3.20%, 03/01/29 (Call 12/01/28)(a)	5,727	5,113,153
3.25%, 02/01/28 (Call 12/01/27)(a)	2,645	2,439,642
3.25%, 03/01/28 (Call 12/01/27)(a)	2,479	2,274,869
3.45%, 11/01/28 (Call 08/01/28)	3,134	2,866,158
3.63%, 02/01/31 (Call 11/01/30)(a)	6,066	5,448,659
5.15%, 05/01/30 (Call 02/01/30)	19,516	19,402,592
General Dynamics Corp.
2.25%, 06/01/31 (Call 03/01/31)(a)	2,000	1,786,805
2.63%, 11/15/27 (Call 08/15/27)(a)	3,431	3,264,242
3.63%, 04/01/30 (Call 01/01/30)(a)	4,883	4,832,310
3.75%, 05/15/28 (Call 02/15/28)(a)	3,741	3,747,233
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)(a)	2,989	2,452,272
2.90%, 12/15/29 (Call 09/15/29)	1,885	1,714,601
4.40%, 06/15/28 (Call 03/15/28)	3,994	4,008,213
4.40%, 06/15/28 (Call 03/15/28)(a)	4,352	4,367,487
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)(a)	1,592	1,381,531
3.90%, 06/15/32 (Call 03/15/32)	2,250	2,261,907
Northrop Grumman Corp.
3.25%, 01/15/28 (Call 10/15/27)	9,578	9,281,273
4.40%, 05/01/30 (Call 02/01/30)(a)	4,113	4,170,316
Northrop Grumman Systems Corp., 7.75%, 02/15/31(a)	150	186,794
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	5,243	4,411,749
2.25%, 07/01/30 (Call 04/01/30)	5,144	4,527,631
2.38%, 03/15/32 (Call 12/15/31)	5,060	4,409,547
3.13%, 05/04/27 (Call 02/04/27)	5,700	5,555,458
4.13%, 11/16/28 (Call 08/16/28)	15,601	15,873,624
6.70%, 08/01/28	100	114,119
7.20%, 08/15/27	677	774,746
7.50%, 09/15/29(a)	150	182,028
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	3,352	2,974,993
2.75%, 04/01/31 (Call 01/01/31)(a)	5,280	4,577,827
		139,426,530
Agriculture — 1.1%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	8,325	6,712,159
3.40%, 05/06/30 (Call 02/06/30)	3,613	3,246,547
4.80%, 02/14/29 (Call 11/14/28)(a)	8,681	8,672,576
Security	Par (000)	Value

Agriculture (continued)
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (Call 12/01/31)	$4,086	$3,773,927
3.25%, 03/27/30 (Call 12/27/29)(a)	4,496	4,328,352
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	8,233	7,117,396
2.73%, 03/25/31 (Call 12/25/30)	5,716	4,714,971
3.46%, 09/06/29 (Call 06/06/29)	2,558	2,276,157
3.56%, 08/15/27 (Call 05/15/27)	15,913	14,987,327
4.74%, 03/16/32 (Call 12/16/31)	4,885	4,570,610
4.91%, 04/02/30 (Call 01/02/30)(a)	4,896	4,740,684
BAT International Finance PLC, 4.40%, 03/16/28
(Call 02/16/28)	5,380	5,232,849
Bunge Ltd. Finance Corp.
2.75%, 05/14/31 (Call 02/14/31)	5,059	4,387,596
3.75%, 09/25/27 (Call 06/25/27)(a)	2,565	2,519,360
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(b)	2,565	2,146,679
2.13%, 04/23/30 (Call 01/23/30)(b)	3,729	3,272,003
2.13%, 11/10/31 (Call 08/10/31)(b)	4,571	3,939,529
3.25%, 05/23/29 (Call 02/23/29)(b)	2,908	2,789,192
4.00%, 06/22/32 (Call 03/22/32)	2,000	2,006,494
Imperial Brands Finance PLC, 3.88%, 07/26/29
(Call 04/26/29)(a)(b)	4,501	4,179,320
Philip Morris International Inc.
1.75%, 11/01/30 (Call 08/01/30)(a)	3,155	2,548,175
2.10%, 05/01/30 (Call 02/01/30)	4,091	3,452,014
3.13%, 08/17/27 (Call 05/17/27)	2,072	1,993,199
3.13%, 03/02/28 (Call 12/02/27)(a)	2,687	2,547,768
3.38%, 08/15/29 (Call 05/15/29)	3,735	3,512,144
Viterra Finance BV
3.20%, 04/21/31 (Call 01/21/31)(a)(b)	3,020	2,585,307
5.25%, 04/21/32 (Call 01/21/32)(b)	1,035	996,436
		113,248,771
Airlines — 0.4%
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)(b)	16,382	16,359,910
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27
(Call 06/30/23)(a)(b)	10,705	10,866,646
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	3,208	2,805,674
3.45%, 11/16/27 (Call 08/16/27)	1,225	1,170,747
5.13%, 06/15/27 (Call 04/15/27)	9,261	9,652,084
		40,855,061
Apparel — 0.2%
NIKE Inc., 2.85%, 03/27/30 (Call 12/27/29)	7,548	7,108,136
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	3,985	3,613,496
Tapestry Inc.
3.05%, 03/15/32 (Call 12/15/31)(a)	4,395	3,723,139
4.13%, 07/15/27 (Call 04/15/27)(a)	567	552,707
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)	4,085	3,690,964
		18,688,442
Auto Manufacturers — 2.1%
American Honda Finance Corp.
1.80%, 01/13/31(a)	1,213	1,020,562
2.00%, 03/24/28(a)	3,337	3,029,382
2.25%, 01/12/29	2,920	2,628,884
3.50%, 02/15/28(a)	2,433	2,401,948
BMW Finance NV, 2.85%, 08/14/29 (Call 05/14/29)(a)(b)	2,570	2,370,974

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
BMW U.S. Capital LLC
1.95%, 08/12/31 (Call 05/12/31)(a)(b)	$2,297	$1,925,678
2.55%, 04/01/31 (Call 01/01/31)(b)	2,470	2,180,130
3.63%, 04/18/29 (Call 01/18/29)(a)(b)	3,165	3,075,211
3.70%, 04/01/32 (Call 01/01/32)(a)(b)	3,040	2,923,647
3.75%, 04/12/28 (Call 01/12/28)(a)(b)	2,780	2,755,587
3.95%, 08/14/28 (Call 05/14/28)(b)	2,544	2,541,975
4.15%, 04/09/30 (Call 01/09/30)(a)(b)	4,381	4,384,192
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	4,473	3,695,066
7.13%, 03/01/28	110	126,743
Daimler Finance North America LLC
2.45%, 03/02/31(a)(b)	2,237	1,950,830
2.63%, 03/10/30(a)(b)	2,585	2,311,289
3.10%, 08/15/29(a)(b)	2,270	2,109,080
3.75%, 02/22/28(a)(b)	4,422	4,349,253
4.30%, 02/22/29(a)(b)	2,035	2,041,415
8.50%, 01/18/31	7,198	9,266,398
Daimler Trucks Finance North America LLC
2.38%, 12/14/28(a)(b)	3,225	2,862,077
2.50%, 12/14/31(a)(b)	3,885	3,258,968
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	3,988	3,862,929
5.00%, 10/01/28 (Call 07/01/28)(a)	4,112	4,105,657
6.80%, 10/01/27 (Call 08/01/27)(a)	5,063	5,479,636
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)(a)	4,909	3,965,105
2.40%, 04/10/28 (Call 02/10/28)	4,907	4,279,978
2.40%, 10/15/28 (Call 08/15/28)	4,220	3,618,950
2.70%, 08/20/27 (Call 06/20/27)	4,493	4,058,179
2.70%, 06/10/31 (Call 03/10/31)(a)	4,982	4,111,418
3.10%, 01/12/32 (Call 10/12/31)(a)	6,010	5,081,188
3.60%, 06/21/30 (Call 03/21/30)(a)	5,155	4,624,178
3.85%, 01/05/28 (Call 10/05/27)	2,733	2,591,498
4.30%, 04/06/29 (Call 02/06/29)	370	352,809
5.65%, 01/17/29 (Call 10/17/28)	2,816	2,887,048
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	4,000	4,129,918
Honda Motor Co. Ltd., 2.97%, 03/10/32
(Call 12/10/31)(a)	5,285	4,835,030
Hyundai Capital America
1.80%, 01/10/28 (Call 11/08/27)(b)	3,208	2,765,658
2.00%, 06/15/28 (Call 04/15/28)(b)	4,083	3,508,927
2.10%, 09/15/28 (Call 07/17/28)(a)(b)	3,610	3,105,765
2.38%, 10/15/27 (Call 08/15/27)(b)	2,932	2,629,943
6.38%, 04/08/30 (Call 01/08/30)(b)	3,433	3,724,520
Hyundai Capital Services Inc., 3.63%, 08/29/27(b)	280	274,661
Kia Corp., 3.50%, 10/25/27(a)(b)	1,295	1,263,782
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28
(Call 07/15/28)(b)	2,851	2,394,599
Nissan Motor Acceptance Corp., 2.75%, 03/09/28
(Call 01/09/28)(a)(b)	4,230	3,686,518
Nissan Motor Co. Ltd.
4.35%, 09/17/27 (Call 07/17/27)(b)	12,239	11,663,374
4.81%, 09/17/30 (Call 06/17/30)(a)(b)	12,164	11,407,124
Stellantis Finance U.S. Inc., 2.69%, 09/15/31
(Call 06/15/31)(a)(b)	5,317	4,390,782
Toyota Motor Corp.
2.36%, 03/25/31 (Call 12/25/30)(a)	2,808	2,503,087
2.76%, 07/02/29	2,147	1,994,845
3.67%, 07/20/28(a)	2,383	2,378,072
Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
1.15%, 08/13/27	$2,912	$2,570,094
1.65%, 01/10/31	2,278	1,897,614
1.90%, 04/06/28(a)	3,618	3,288,575
1.90%, 09/12/31	4,627	3,898,124
2.15%, 02/13/30(a)	3,704	3,274,002
2.40%, 01/13/32(a)	260	228,235
3.05%, 01/11/28	2,338	2,262,900
3.38%, 04/01/30(a)	4,152	3,995,036
3.65%, 01/08/29(a)	2,161	2,132,963
Volkswagen Group of America Finance LLC
1.63%, 11/24/27 (Call 09/24/27)(a)(b)	3,130	2,739,521
3.75%, 05/13/30(b)	3,106	2,930,730
4.60%, 06/08/29 (Call 04/08/29)	730	729,051
4.75%, 11/13/28(a)(b)	4,890	4,986,047
		213,817,359
Auto Parts & Equipment — 0.2%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)(a)	1,249	1,215,689
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32
(Call 12/01/31)(a)	3,065	2,705,266
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	4,718	4,384,511
Lear Corp.
2.60%, 01/15/32 (Call 10/15/31)	2,485	2,027,763
3.50%, 05/30/30 (Call 02/28/30)	1,264	1,139,388
3.80%, 09/15/27 (Call 06/15/27)(a)	2,044	1,987,245
4.25%, 05/15/29 (Call 02/15/29)	1,954	1,868,890
Magna International Inc., 2.45%, 06/15/30
(Call 03/15/30)	4,135	3,622,333
Toyota Industries Corp., 3.57%, 03/16/28
(Call 12/16/27)(b)	200	198,025
		19,149,110
Banks — 21.0%
ABN AMRO Bank NV
2.47%, 12/13/29 (Call 12/13/28)(a)(b)(c)	3,935	3,444,268
3.32%, 03/13/37 (Call 12/13/31)(b)(c)	4,440	3,702,630
ANZ New Zealand Int'l Ltd./London
2.55%, 02/13/30(b)	2,510	2,237,285
3.45%, 07/17/27(a)(b)	2,014	1,969,376
3.45%, 01/21/28(a)(b)	2,575	2,491,765
ASB Bank Ltd., 2.38%, 10/22/31(a)(b)	3,366	2,873,018
Australia & New Zealand Banking Group Ltd., 2.57%, 11/25/35 (Call 11/25/30)(a)(b)(c)	5,223	4,282,739
Banco de Bogota SA, 4.38%, 08/03/27
(Call 05/03/27)(b)	20	18,672
Banco de Chile, 2.99%, 12/09/31 (Call 09/09/31)(b)	905	776,490
Banco de Credito e Inversiones SA
2.88%, 10/14/31 (Call 07/14/31)(a)(b)	2,495	2,126,988
3.50%, 10/12/27(a)(b)	940	897,921
Banco General SA, 4.13%, 08/07/27
(Call 05/07/27)(a)(b)	830	807,303
Banco Nacional de Panama, 2.50%, 08/11/30
(Call 05/11/30)(a)(b)	4,715	3,868,658
Banco Santander Chile, 3.18%, 10/26/31
(Call 07/28/31)(a)(b)	500	435,975
Banco Santander SA
2.70%, 12/03/30(a)	7,308	6,055,758
2.96%, 03/25/31	3,995	3,475,144
3.23%, 11/22/32 (Call 11/22/31)(c)	5,299	4,387,280
3.31%, 06/27/29	5,147	4,767,325

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.49%, 05/28/30	$5,147	$4,693,339
3.80%, 02/23/28	4,827	4,611,024
4.38%, 04/12/28(a)	6,111	5,997,879
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36 (Call 09/23/31)(a)(b)(c)	5,800	4,969,169
4.45%, 09/19/28(a)(b)	2,848	2,900,151
9.03%, 03/15/29(b)	900	1,097,425
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(SOFR + 1.530%)(c)	13,035	10,800,139
1.92%, 10/24/31 (Call 10/24/30),
(SOFR + 1.370%)(c)	12,284	10,141,749
2.09%, 06/14/29 (Call 06/14/28),
(SOFR + 1.060%)(c)	14,685	12,941,882
2.30%, 07/21/32 (Call 07/21/31),
(SOFR + 1.220%)(c)	11,220	9,431,042
2.48%, 09/21/36 (Call 09/21/31)(c)	9,795	7,930,314
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(c)	12,832	11,305,715
2.57%, 10/20/32 (Call 10/20/31),
(SOFR + 1.210%)(c)	15,788	13,540,190
2.59%, 04/29/31 (Call 04/29/30),
(SOFR + 2.150%)(c)	14,469	12,708,601
2.69%, 04/22/32 (Call 04/22/31),
(SOFR + 1.320%)(a)(c)	21,100	18,388,685
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(c)	10,015	9,044,507
2.97%, 02/04/33 (Call 02/04/32),
(SOFR + 1.330%)(c)	24,897	22,093,891
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(c)	12,523	11,579,538
3.20%, 10/21/27 (Call 10/21/26)	10,864	10,520,663
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(c)	28,653	27,385,658
3.59%, 07/21/28 (Call 07/21/27),
(3 mo. LIBOR US + 1.370%)(c)	9,047	8,771,260
3.80%, 03/08/37 (Call 03/08/32)(c)	9,295	8,415,277
3.97%, 03/05/29 (Call 03/05/28),
(3 mo. LIBOR US + 1.070%)(a)(c)	12,521	12,261,762
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(c)	14,521	14,160,198
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(c)	11,522	11,443,605
4.57%, 04/27/33 (Call 04/27/32),
(SOFR + 1.830%)(c)	19,540	19,739,340
Series L, 4.18%, 11/25/27 (Call 11/25/26)	10,238	10,164,090
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(SOFR + 1.220%)(c)	9,470	8,250,201
Bank of Montreal
3.09%, 01/10/37 (Call 01/10/32)(c)	5,415	4,567,889
3.80%, 12/15/32 (Call 12/15/27)(c)	4,607	4,395,279
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28 (Call 05/14/28)(a)	2,501	2,221,791
1.65%, 01/28/31 (Call 10/28/30)	1,303	1,084,299
1.80%, 07/28/31 (Call 04/28/31)(a)	2,591	2,156,600
2.50%, 01/26/32 (Call 10/26/31)	2,347	2,058,643
3.00%, 10/30/28 (Call 07/30/28)	2,845	2,660,196
3.30%, 08/23/29 (Call 05/23/29)	3,922	3,701,373
3.40%, 01/29/28 (Call 10/29/27)	3,580	3,521,902
3.85%, 04/28/28	4,563	4,585,481
Security	Par (000)	Value

Banks (continued)
3.85%, 04/26/29 (Call 02/26/29)	$5,015	$4,991,385
Series J, 1.90%, 01/25/29 (Call 11/25/28)(a)	2,100	1,858,377
Bank of New Zealand, 2.87%, 01/27/32(a)(b)	1,440	1,289,133
Bank of Nova Scotia (The)
2.15%, 08/01/31(a)	3,700	3,100,107
2.45%, 02/02/32	3,155	2,681,593
4.59%, 05/04/37 (Call 02/04/32)(c)	6,000	5,659,097
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	954	946,765
Barclays PLC
2.60%, 06/24/31 (Call 06/24/30),
(SOFR + 1.900%)(a)(c)	5,032	4,279,181
2.67%, 03/10/32 (Call 03/10/31)(a)(c)	4,518	3,791,287
2.89%, 11/24/32 (Call 11/24/31)(a)(c)	3,665	3,086,124
3.56%, 09/23/35 (Call 09/23/30)(c)	4,883	4,231,416
4.34%, 01/10/28 (Call 01/10/27)(a)	7,088	6,980,661
4.84%, 05/09/28 (Call 05/07/27)(a)	10,156	10,026,132
4.97%, 05/16/29 (Call 05/16/28),
(3 mo. LIBOR US + 1.902%)(c)	9,277	9,356,193
5.09%, 06/20/30 (Call 06/20/29),
(3 mo. LIBOR US + 3.054%)(a)(c)	7,675	7,558,147
BNP Paribas SA
1.90%, 09/30/28 (Call 09/30/27),
(SOFR + 1.609%)(a)(b)(c)	6,523	5,671,553
2.16%, 09/15/29 (Call 09/15/28),
(SOFR + 1.218%)(b)(c)	7,555	6,500,917
2.59%, 08/12/35 (Call 08/12/30)(b)(c)	6,492	5,290,657
2.87%, 04/19/32 (Call 04/19/31),
(SOFR + 1.387%)(b)(c)	10,052	8,566,182
3.13%, 01/20/33 (Call 01/20/32),
(SOFR + 1.561%)(a)(b)(c)	5,405	4,653,523
3.50%, 11/16/27(a)(b)	7,766	7,406,735
4.38%, 03/01/33 (Call 03/01/28)(b)(c)	5,491	5,247,543
4.40%, 08/14/28(a)(b)	10,012	9,858,333
5.20%, 01/10/30 (Call 01/10/29),
(3 mo. LIBOR US + 2.567%)(b)(c)	3,881	3,955,648
BPCE SA
2.28%, 01/20/32 (Call 01/20/31),
(SOFR + 1.312%)(a)(b)(c)	5,167	4,239,207
2.70%, 10/01/29(a)(b)	3,907	3,490,097
3.12%, 10/19/32 (Call 10/19/31),
(SOFR + 1.730%)(b)(c)	4,972	4,166,086
3.25%, 01/11/28(a)(b)	3,768	3,562,554
3.50%, 10/23/27(a)(b)	5,406	5,107,394
4.63%, 09/12/28(a)(b)	3,535	3,513,935
Canadian Imperial Bank of Commerce, 3.60%,
04/07/32 (Call 03/07/32)	3,505	3,268,201
Capital One Financial Corp., 5.27%, 05/10/33
(Call 05/10/32)(c)	5,800	5,942,072
CIMB Bank Bhd, 2.13%, 07/20/27(b)	3,455	3,194,929
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31),
(SOFR + 1.177%)(c)	10,745	9,089,242
2.56%, 05/01/32 (Call 05/01/31),
(SOFR + 1.167%)(c)	14,803	12,671,147
2.57%, 06/03/31 (Call 06/03/30),
(SOFR + 2.107%)(c)	17,410	15,124,512
2.67%, 01/29/31 (Call 01/29/30),
(SOFR + 1.146%)(c)	11,444	10,066,689
2.98%, 11/05/30 (Call 11/05/29),
(SOFR + 1.422%)(c)	11,489	10,367,584

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.06%, 01/25/33 (Call 01/25/32),
(SOFR + 1.351%)(c)	$8,335	$7,365,673
3.52%, 10/27/28 (Call 10/27/27),
(3 mo. LIBOR US + 1.151%)(c)	11,434	11,004,241
3.67%, 07/24/28 (Call 07/24/27),
(3 mo. LIBOR US + 1.390%)(c)	11,770	11,421,733
3.79%, 03/17/33 (Call 03/17/32),
(SOFR + 1.939%)(c)	12,255	11,519,812
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(c)	12,805	12,395,155
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(c)	9,407	9,233,408
4.13%, 07/25/28(a)	10,447	10,258,670
4.41%, 03/31/31 (Call 03/31/30),
(SOFR + 3.914%)(c)	19,356	19,124,699
4.45%, 09/29/27	18,636	18,685,402
4.91%, 05/24/33 (Call 05/24/32)(c)	9,280	9,529,852
6.63%, 01/15/28	1,399	1,569,998
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	1,029	893,947
3.25%, 04/30/30 (Call 01/30/30)	3,191	2,915,347
5.64%, 05/21/37 (Call 05/21/32)(c)	3,000	3,055,759
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(a)	1,292	1,278,313
Commonwealth Bank of Australia
1.88%, 09/15/31(a)(b)	4,108	3,407,133
2.69%, 03/11/31(b)	7,212	6,042,252
3.15%, 09/19/27(a)(b)	2,155	2,088,497
3.61%, 09/12/34 (Call 09/12/29)(b)(c)	4,625	4,201,129
3.78%, 03/14/32(b)	6,205	5,606,530
3.90%, 03/16/28(a)(b)	4,298	4,292,491
Cooperatieve Rabobank UA, 3.76%, 04/06/33
(Call 04/06/32)(a)(b)(c)	3,250	3,038,710
Credit Agricole SA
3.25%, 01/14/30(b)	6,377	5,635,610
4.00%, 01/10/33 (Call 01/10/28)(b)(c)	7,287	6,834,405
Credit Suisse Group AG
3.09%, 05/14/32 (Call 05/14/31),
(SOFR + 1.730%)(a)(b)(c)	13,271	11,129,362
3.87%, 01/12/29 (Call 01/12/28),
(3 mo. LIBOR US + 1.410%)(b)(c)	9,237	8,657,208
4.19%, 04/01/31 (Call 04/01/30),
(SOFR + 3.730%)(b)(c)	13,651	12,646,251
4.28%, 01/09/28 (Call 01/09/27)(a)(b)	10,618	10,212,410
Danske Bank A/S, 4.38%, 06/12/28(a)(b)	1,420	1,380,519
DBS Group Holdings Ltd., 1.19%, 03/15/27(b)	1,260	1,138,224
Deutsche Bank AG/New York NY
3.04%, 05/28/32 (Call 05/28/31),
(SOFR + 1.718%)(c)	5,809	4,820,762
3.50%, 09/18/31 (Call 09/18/30),
(SOFR + 3.043%)(c)	7,643	6,704,586
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	1,631	1,418,773
4.65%, 09/13/28 (Call 06/13/28)	4,536	4,510,608
Fifth Third Bancorp.
3.95%, 03/14/28 (Call 02/14/28)(a)	2,395	2,368,688
4.34%, 04/25/33 (Call 04/25/32)(c)	2,050	2,027,358
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)(a)	841	889,432
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	1,689	1,806,868
Security	Par (000)	Value

Banks (continued)
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31),
(SOFR + 1.090%)(c)	$12,751	$10,474,250
2.38%, 07/21/32 (Call 07/21/31),
(SOFR + 1.248%)(c)	18,911	15,887,070
2.60%, 02/07/30 (Call 11/07/29)	10,470	9,233,412
2.62%, 04/22/32 (Call 04/22/31),
(SOFR + 1.281%)(c)	18,374	15,832,564
2.65%, 10/21/32 (Call 10/21/31),
(SOFR + 1.264%)(c)	11,392	9,765,167
3.10%, 02/24/33 (Call 02/24/32),
(SOFR + 1.410%)(a)(c)	17,905	15,910,268
3.69%, 06/05/28 (Call 06/05/27),
(3 mo. LIBOR US + 1.510%)(c)	12,454	12,124,725
3.80%, 03/15/30 (Call 12/15/29)(a)	12,592	12,020,513
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(a)(c)	12,209	11,874,731
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(c)	16,949	16,833,100
HSBC Capital Funding Dollar 1 LP, 10.18%,
(Call 06/30/30), (3 mo. LIBOR US + 4.980%)(b)(c)(d)	3,000	4,175,345
HSBC Holdings PLC
2.01%, 09/22/28 (Call 09/22/27),
(SOFR + 1.732%)(c)	7,631	6,681,321
2.21%, 08/17/29 (Call 08/17/28),
(SOFR + 1.285%)(c)	10,055	8,712,845
2.36%, 08/18/31 (Call 08/18/30),
(SOFR + 1.947%)(c)	7,676	6,403,604
2.80%, 06/04/31 (Call 06/04/30),
(SOFR + 2.387%)(a)(c)	7,873	6,835,684
2.80%, 05/24/32 (Call 05/24/31),
(SOFR + 1.187%)(c)	13,618	11,561,957
2.87%, 11/22/32 (Call 11/22/31),
(SOFR + 1.410%)(c)	7,679	6,507,008
3.97%, 05/22/30 (Call 05/22/29),
(3 mo. LIBOR US + 1.610%)(a)(c)	14,957	14,203,013
4.58%, 06/19/29 (Call 06/19/28),
(3 mo. LIBOR US + 1.535%)(c)	14,718	14,556,678
4.76%, 03/29/33 (Call 03/29/32),
(SOFR + 2.530%)(c)	8,590	8,197,630
4.95%, 03/31/30	12,694	12,838,111
7.63%, 05/17/32	4,000	4,739,987
Huntington Bancshares Inc.
2.49%, 08/15/36 (Call 08/15/31)(c)	2,606	2,110,311
5.02%, 05/17/33 (Call 05/17/32)(c)	1,645	1,679,744
Huntington Bancshares Inc./OH, 2.55%, 02/04/30
(Call 11/04/29)	2,907	2,559,824
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(b)	1,120	1,084,572
Industrial & Commercial Bank of China Ltd./New York
NY, 3.54%, 11/08/27	1,874	1,875,370
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31),
(SOFR + 1.316%)(c)	2,442	2,089,342
4.05%, 04/09/29	5,560	5,356,160
4.25%, 03/28/33 (Call 03/28/32),
(SOFR + 2.070%)(c)	5,005	4,789,698
4.55%, 10/02/28	6,485	6,463,408
Intesa Sanpaolo SpA
3.88%, 07/14/27(b)	1,215	1,150,884
3.88%, 01/12/28(a)(b)	831	784,373

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30),
(SOFR + 1.105%)(a)(c)	$6,936	$5,685,619
1.95%, 02/04/32 (Call 02/04/31),
(SOFR + 1.065%)(c)	13,480	11,180,980
2.07%, 06/01/29 (Call 06/01/28),
(SOFR + 1.015%)(c)	10,018	8,856,915
2.18%, 06/01/28 (Call 06/01/27),
(SOFR + 1.890%)(c)	6,491	5,907,548
2.50%, 11/08/32 (Call 11/08/31),
(SOFR + 1.180%)(c)	14,053	12,118,332
2.52%, 04/22/31 (Call 04/22/30),
(SOFR + 2.040%)(c)	12,941	11,397,866
2.58%, 04/22/32 (Call 04/22/31),
(SOFR + 1.250%)(c)	16,482	14,374,975
2.74%, 10/15/30 (Call 10/15/29),
(SOFR + 1.510%)(c)	18,107	16,365,800
2.96%, 05/13/31 (Call 05/13/30),
(SOFR + 2.515%)(a)(c)	14,452	12,896,563
2.96%, 01/25/33 (Call 01/25/32),
(SOFR + 1.260%)(c)	16,250	14,507,659
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(c)	11,256	10,846,189
3.63%, 12/01/27 (Call 12/01/26)	6,019	5,877,397
3.70%, 05/06/30 (Call 05/06/29),
(3 mo. LIBOR US + 1.160%)(c)	12,324	11,847,192
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(c)	11,447	11,264,992
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(c)	12,328	12,250,305
4.25%, 10/01/27(a)	6,628	6,658,482
4.45%, 12/05/29 (Call 12/05/28),
(3 mo. LIBOR US + 1.330%)(c)	11,743	11,823,848
4.49%, 03/24/31 (Call 03/24/30),
(SOFR + 3.790%)(a)(c)	14,349	14,488,889
4.59%, 04/26/33 (Call 04/26/32),
(SOFR + 1.800%)(c)	5,415	5,562,665
8.75%, 09/01/30	1,065	1,361,131
KeyBank N.A./Cleveland OH
3.90%, 04/13/29	1,702	1,642,080
6.95%, 02/01/28(a)	1,290	1,441,931
KeyCorp, 4.79%, 06/01/33 (Call 06/01/32)(c)	3,155	3,194,338
KeyCorp.
2.55%, 10/01/29	3,656	3,250,416
4.10%, 04/30/28	3,427	3,406,294
KKR Group Finance Co. XII LLC, 4.85%, 05/17/32
(Call 02/17/32)	3,070	3,103,831
Kookmin Bank, 2.50%, 11/04/30(b)	1,030	882,024
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27),
(3 mo. LIBOR US + 1.205%)(c)	8,773	8,404,173
4.38%, 03/22/28	7,401	7,371,316
4.55%, 08/16/28	6,437	6,466,336
Macquarie Bank Ltd.
3.05%, 03/03/36 (Call 03/03/31)(b)(c)	3,285	2,699,015
3.62%, 06/03/30(b)	3,443	3,062,476
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31),
(SOFR + 1.440%)(a)(b)(c)	2,790	2,329,690
Security	Par (000)	Value

Banks (continued)
2.87%, 01/14/33 (Call 01/14/32),
(SOFR + 1.532%)(b)(c)	$6,848	$5,714,089
3.76%, 11/28/28 (Call 11/28/27),
(3 mo. LIBOR US + 1.372%)(b)(c)	3,717	3,534,229
4.10%, 06/21/28 (Call 06/21/27)(b)(c)	1,440	1,395,658
4.44%, 06/21/33 (Call 06/21/32)(a)(b)(c)	1,745	1,651,822
4.65%, 03/27/29 (Call 03/27/28),
(3 mo. LIBOR US + 1.727%)(a)(b)(c)	2,020	2,008,495
5.03%, 01/15/30 (Call 01/15/29),
(3 mo. LIBOR US + 1.750%)(a)(b)(c)	4,006	4,043,487
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	805	778,519
Mitsubishi UFJ Financial Group Inc.
2.00%, 07/17/30	6,841	5,692,903
2.31%, 07/20/32 (Call 07/20/31)(a)(c)	8,321	6,960,999
2.49%, 10/13/32 (Call 10/13/31)(c)	2,617	2,212,290
2.56%, 02/25/30(a)	5,999	5,249,430
2.85%, 01/19/33 (Call 01/19/32)(c)	1,680	1,458,358
3.20%, 07/18/29	9,189	8,479,417
3.29%, 07/25/27(a)	4,790	4,584,999
3.74%, 03/07/29	8,174	7,844,420
3.96%, 03/02/28(a)	7,285	7,173,503
4.05%, 09/11/28	4,807	4,734,897
4.32%, 04/19/33 (Call 04/19/32)(a)(c)	2,100	2,072,494
Mizuho Financial Group Inc.
1.98%, 09/08/31 (Call 09/08/30),
(SOFR + 1.532%)(c)	4,455	3,627,492
2.17%, 05/22/32 (Call 05/22/31)(c)	1,378	1,124,332
2.20%, 07/10/31 (Call 07/10/30),
(SOFR + 1.772%)(c)	5,296	4,408,714
2.26%, 07/09/32 (Call 07/09/31)(a)(c)	1,820	1,494,374
2.56%, 09/13/31	5,070	4,152,449
2.59%, 05/25/31 (Call 05/25/30),
(3 mo. LIBOR US + 1.070%)(c)	2,888	2,495,222
2.87%, 09/13/30 (Call 09/13/29),
(SOFR + 1.572%)(c)	3,089	2,754,971
3.15%, 07/16/30 (Call 07/16/29),
(3 mo. LIBOR US + 1.130%)(c)	4,163	3,798,926
3.17%, 09/11/27(a)	4,774	4,507,505
3.26%, 05/22/30 (Call 05/22/29)(c)	4,010	3,682,886
4.02%, 03/05/28(a)	5,399	5,315,923
4.25%, 09/11/29 (Call 09/11/28),
(3 mo. LIBOR US + 1.270%)(c)	4,846	4,759,315
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31),
(SOFR + 1.034%)(c)	13,001	10,665,326
1.93%, 04/28/32 (Call 04/28/31),
(SOFR + 1.020%)(c)	12,115	9,974,789
2.24%, 07/21/32 (Call 07/21/31),
(SOFR + 1.178%)(c)	15,925	13,443,737
2.48%, 09/16/36 (Call 09/16/31),
(SOFR + 1.360%)(c)	14,557	11,741,938
2.51%, 10/20/32 (Call 10/20/31),
(SOFR + 1.200%)(c)	11,214	9,637,048
2.70%, 01/22/31 (Call 01/22/30),
(SOFR + 1.143%)(c)	17,359	15,571,197
2.94%, 01/21/33 (Call 01/21/32),
(SOFR + 1.290%)(c)	13,365	11,900,472
3.59%, 07/22/28 (Call 07/22/27),
(3 mo. LIBOR US + 1.340%)(c)	14,206	13,788,955

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.62%, 04/01/31 (Call 04/01/30),
(SOFR + 3.120%)(c)	$14,866	$14,160,008
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(a)(c)	14,266	13,904,337
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(c)	14,666	14,748,672
5.30%, 04/20/37 (Call 04/20/32)(c)	6,980	7,041,383
7.25%, 04/01/32	4,255	5,221,399
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, 5.88%, 05/23/42 (Call 11/23/31)(c)	600	621,012
National Australia Bank Ltd.
2.33%, 08/21/30(a)(b)	7,829	6,428,091
2.99%, 05/21/31(b)	6,600	5,647,802
3.35%, 01/12/37 (Call 01/12/32)(a)(b)(c)	6,245	5,416,240
3.93%, 08/02/34 (Call 08/02/29)(a)(b)(c)	6,493	6,029,497
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(a)(c)	4,027	3,376,475
4.89%, 05/18/29 (Call 05/18/28),
(3 mo. LIBOR US + 1.754%)(c)	8,396	8,401,176
5.08%, 01/27/30 (Call 01/27/29),
(3 mo. LIBOR US + 1.905%)(c)	8,124	8,215,561
NatWest Group PLC, 4.40%, 05/08/30 (Call 05/08/29),
(3 mo. LIBOR US + 1.871%)(c)	5,962	5,813,346
Nordea Bank Abp, 4.63%, 09/13/33 (Call 09/13/28)(b)(c)	896	885,028
Norinchukin Bank (The), 2.08%, 09/22/31(b)	7,190	6,026,655
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	3,600	3,116,549
3.15%, 05/03/29 (Call 02/03/29)(a)	2,085	1,987,582
3.38%, 05/08/32 (Call 05/08/27),
(3 mo. LIBOR US + 1.131%)(a)(c)	937	905,492
3.65%, 08/03/28 (Call 05/03/28)(a)	1,890	1,883,404
PNC Bank N.A.
2.70%, 10/22/29	4,128	3,702,291
3.10%, 10/25/27 (Call 09/25/27)	5,196	5,039,776
3.25%, 01/22/28 (Call 12/23/27)(a)	4,274	4,148,403
4.05%, 07/26/28	6,498	6,463,517
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31),
(SOFR + 0.979%)(a)(c)	2,665	2,286,291
2.55%, 01/22/30 (Call 10/24/29)(a)	10,077	8,981,151
3.45%, 04/23/29 (Call 01/23/29)(a)	7,903	7,591,673
Regions Financial Corp., 1.80%, 08/12/28
(Call 06/12/28)	2,574	2,244,095
Royal Bank of Canada
2.30%, 11/03/31(a)	7,256	6,208,940
3.88%, 05/04/32	3,890	3,766,321
Santander Holdings USA Inc., 4.40%, 07/13/27
(Call 04/14/27)	3,049	3,017,011
Santander UK Group Holdings PLC
2.90%, 03/15/32 (Call 03/15/31),
(SOFR + 1.475%)(c)	1,580	1,349,695
3.82%, 11/03/28 (Call 11/03/27),
(3 mo. LIBOR US + 1.400%)(c)	3,593	3,427,146
Shinhan Bank Co. Ltd.
3.75%, 09/20/27(b)	160	156,216
4.00%, 04/23/29(b)	1,950	1,895,482
Societe Generale SA
2.89%, 06/09/32 (Call 06/09/31)(b)(c)	6,003	4,975,161
3.00%, 01/22/30(a)(b)	5,622	4,900,274
3.34%, 01/21/33 (Call 01/21/32)(b)(c)	4,515	3,842,280
Security	Par (000)	Value

Banks (continued)
3.65%, 07/08/35 (Call 07/08/30)(a)(b)(c)	$1,615	$1,402,075
4.75%, 09/14/28(a)(b)	3,656	3,612,890
Standard Chartered PLC
2.68%, 06/29/32 (Call 06/29/31)(b)(c)	5,630	4,671,163
3.27%, 02/18/36 (Call 11/18/30)(b)(c)	5,670	4,773,556
3.60%, 01/12/33 (Call 01/12/32)(b)(c)	3,720	3,193,427
4.31%, 05/21/30 (Call 05/21/29),
(3 mo. LIBOR US + 1.910%)(a)(b)(c)	5,486	5,252,320
4.64%, 04/01/31 (Call 04/01/30)(b)(c)	10,483	10,235,965
4.87%, 03/15/33 (Call 03/15/28)(b)(c)	1,810	1,744,442
State Street Corp.
2.20%, 03/03/31	3,794	3,200,485
2.40%, 01/24/30(a)	3,636	3,244,076
2.62%, 02/07/33 (Call 02/07/32),
(SOFR + 1.002%)(c)	1,115	976,054
3.03%, 11/01/34 (Call 11/01/29),
(SOFR + 1.490%)(c)	2,090	1,897,963
3.15%, 03/30/31 (Call 03/30/30),
(SOFR + 2.650%)(c)	2,187	2,030,706
4.14%, 12/03/29 (Call 12/03/28),
(3 mo. LIBOR US + 1.030%)(c)	2,243	2,235,318
4.42%, 05/13/33 (Call 05/13/32)(c)	5,000	5,085,161
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31(a)	3,069	2,458,910
1.90%, 09/17/28	9,695	8,419,531
2.13%, 07/08/30	6,383	5,371,527
2.14%, 09/23/30(a)	4,518	3,727,070
2.22%, 09/17/31	5,240	4,356,556
2.47%, 01/14/29	3,425	3,044,643
2.72%, 09/27/29(a)	3,072	2,739,005
2.75%, 01/15/30(a)	6,531	5,805,771
3.04%, 07/16/29(a)	9,781	8,936,183
3.20%, 09/17/29	2,864	2,597,959
3.35%, 10/18/27(a)	3,150	3,031,189
3.36%, 07/12/27	5,381	5,186,014
3.54%, 01/17/28	4,212	4,073,803
3.94%, 07/19/28(a)	4,252	4,167,588
4.31%, 10/16/28(a)	3,527	3,513,649
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	3,660	2,886,106
2.10%, 05/15/28 (Call 03/15/28)	970	853,490
3.13%, 06/05/30 (Call 03/05/30)	3,047	2,698,271
4.57%, 04/29/33 (Call 04/29/32)(c)	3,500	3,441,747
Toronto-Dominion Bank (The)
2.00%, 09/10/31	5,731	4,770,060
2.45%, 01/12/32	4,089	3,513,604
3.20%, 03/10/32	6,215	5,692,252
Truist Bank, 2.25%, 03/11/30 (Call 12/11/29)	6,086	5,261,235
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	3,730	3,272,199
1.89%, 06/07/29 (Call 06/07/28),
(SOFR + 0.862%)(c)	5,365	4,747,692
1.95%, 06/05/30 (Call 03/05/30)	3,258	2,785,856
3.88%, 03/19/29 (Call 02/16/29)	3,623	3,531,943
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)(a)	5,083	4,149,683
2.22%, 01/27/28 (Call 01/27/27),
(SOFR + 0.730%)(c)	3,890	3,628,692
2.49%, 11/03/36 (Call 11/03/31)(c)	6,110	5,108,190

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.68%, 01/27/33 (Call 01/27/32),
(SOFR + 1.020%)(c)	$2,440	$2,162,470
3.00%, 07/30/29 (Call 04/30/29)	5,576	5,182,713
3.90%, 04/26/28 (Call 03/24/28)(a)	4,506	4,530,133
UBS Group AG
2.10%, 02/11/32 (Call 02/11/31)(a)(b)(c)	9,334	7,673,836
2.75%, 02/11/33 (Call 02/11/32)(a)(b)(c)	6,420	5,462,974
3.13%, 08/13/30 (Call 08/13/29),
(3 mo. LIBOR US + 1.468%)(b)(c)	6,629	6,040,572
4.25%, 03/23/28 (Call 03/23/27)(a)(b)	7,964	7,903,872
UniCredit SpA, 3.13%, 06/03/32 (Call 06/03/31)(a)(b)(c)	5,396	4,449,860
Webster Financial Corp., 4.10%, 03/25/29
(Call 12/25/28)(a)	358	346,383
Wells Fargo & Co.
2.39%, 06/02/28 (Call 06/02/27),
(SOFR + 2.100%)(c)	15,587	14,385,268
2.57%, 02/11/31 (Call 02/11/30),
(SOFR + 1.262%)(c)	15,799	14,037,409
2.88%, 10/30/30 (Call 10/30/29),
(SOFR + 1.432%)(a)(c)	18,160	16,522,679
3.35%, 03/02/33 (Call 03/02/32),
(SOFR + 1.500%)(c)	14,730	13,588,618
3.58%, 05/22/28 (Call 05/22/27),
(3 mo. LIBOR US + 1.310%)(c)	14,141	13,755,247
4.15%, 01/24/29 (Call 10/24/28)(a)	12,483	12,449,267
4.30%, 07/22/27	10,981	11,038,170
4.48%, 04/04/31 (Call 04/04/30),
(SOFR + 4.032%)(c)	13,017	13,142,938
Series B, 7.95%, 11/15/29	110	134,042
Westpac Banking Corp.
1.95%, 11/20/28	4,970	4,402,464
2.15%, 06/03/31(a)	5,183	4,438,076
2.65%, 01/16/30	4,452	4,041,792
2.67%, 11/15/35 (Call 11/15/30)(c)	7,594	6,223,393
3.02%, 11/18/36 (Call 11/18/31)(c)	7,665	6,320,222
3.40%, 01/25/28	4,856	4,735,579
4.11%, 07/24/34 (Call 07/24/29)(c)	6,121	5,738,536
Wintrust Financial Corp., 4.85%, 06/06/29	573	563,781
Woori Bank, 5.13%, 08/06/28(b)	467	485,315
Zions Bancorp NA, 3.25%, 10/29/29 (Call 07/29/29)(a)	1,749	1,576,218
		2,141,518,289
Beverages — 2.0%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	8,137	7,839,077
4.00%, 04/13/28 (Call 01/13/28)	11,618	11,723,923
4.75%, 01/23/29 (Call 10/23/28)(a)	19,715	20,504,986
4.90%, 01/23/31 (Call 10/23/30)(a)	3,602	3,804,261
Bacardi Ltd., 4.70%, 05/15/28 (Call 02/15/28)(a)(b)	3,680	3,704,977
Becle SAB de CV, 2.50%, 10/14/31 (Call 07/14/31)(b)	4,185	3,570,307
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	6,477	5,685,275
1.38%, 03/15/31(a)	6,158	5,131,539
1.45%, 06/01/27	4,021	3,695,626
1.50%, 03/05/28	3,722	3,366,140
1.65%, 06/01/30	7,112	6,149,814
2.00%, 03/05/31	3,977	3,501,206
2.13%, 09/06/29	5,051	4,590,187
2.25%, 01/05/32	10,885	9,708,687
2.90%, 05/25/27(a)	2,834	2,789,475
3.45%, 03/25/30(a)	3,818	3,783,549
Security	Par (000)	Value

Beverages (continued)
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30
(Call 10/22/29)	$6,089	$5,593,051
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	4,945	4,117,520
2.88%, 05/01/30 (Call 02/01/30)	3,257	2,900,690
3.15%, 08/01/29 (Call 05/01/29)	4,137	3,794,838
3.60%, 02/15/28 (Call 11/15/27)	3,049	2,937,585
4.65%, 11/15/28 (Call 08/15/28)	2,266	2,296,726
4.75%, 05/09/32 (Call 02/09/32)	5,000	5,118,086
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	5,749	5,028,373
2.38%, 10/24/29 (Call 07/24/29)	4,414	4,007,265
3.88%, 05/18/28 (Call 02/18/28)(a)	2,449	2,477,638
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)(b)	4,931	4,831,002
JDE Peet's NV, 2.25%, 09/24/31 (Call 06/24/31)(a)(b)	3,809	3,048,404
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	2,284	1,924,638
3.20%, 05/01/30 (Call 02/01/30)	3,751	3,444,503
3.43%, 06/15/27 (Call 03/15/27)(a)	2,193	2,138,545
3.95%, 04/15/29 (Call 02/15/29)	3,815	3,730,262
4.05%, 04/15/32 (Call 01/15/32)	4,040	3,874,582
4.60%, 05/25/28 (Call 02/25/28)	5,165	5,289,968
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)	3,554	2,976,268
1.63%, 05/01/30 (Call 02/01/30)	4,416	3,820,705
1.95%, 10/21/31 (Call 07/21/31)	6,072	5,282,040
2.63%, 07/29/29 (Call 04/29/29)(a)	5,822	5,493,932
2.75%, 03/19/30 (Call 12/19/29)	7,191	6,771,367
3.00%, 10/15/27 (Call 07/15/27)(a)	6,060	6,030,279
7.00%, 03/01/29	1,220	1,458,776
Pernod Ricard International Finance LLC
1.25%, 04/01/28 (Call 02/01/28)(a)(b)	2,575	2,218,023
1.63%, 04/01/31 (Call 01/01/30)(a)(b)	4,590	3,737,346
		203,891,441
Biotechnology — 0.7%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	7,247	6,373,131
2.00%, 01/15/32 (Call 10/15/31)	6,881	5,760,555
2.30%, 02/25/31 (Call 11/25/30)(a)	4,545	3,963,202
2.45%, 02/21/30 (Call 11/21/29)	6,971	6,248,690
3.00%, 02/22/29 (Call 12/22/28)	1,035	979,671
3.20%, 11/02/27 (Call 08/02/27)(a)	5,728	5,561,203
3.35%, 02/22/32 (Call 11/22/31)(a)	4,185	3,939,385
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	7,446	6,291,186
Bio-Rad Laboratories Inc., 3.70%, 03/15/32
(Call 12/15/31)	3,305	3,021,502
CSL Finance PLC
4.05%, 04/27/29 (Call 02/27/29)	1,010	1,011,667
4.25%, 04/27/32 (Call 01/27/32)	1,040	1,038,000
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	3,361	2,949,166
1.65%, 10/01/30 (Call 07/01/30)	4,945	4,169,602
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	3,134	2,645,650
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30
(Call 06/15/30)	6,320	5,226,503
Royalty Pharma PLC
1.75%, 09/02/27 (Call 07/02/27)	4,572	4,033,301
2.15%, 09/02/31 (Call 06/02/31)	2,795	2,266,403

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
2.20%, 09/02/30 (Call 06/02/30)(a)	$5,145	$4,292,040
		69,770,857
Building Materials — 0.6%
Boral Finance Pty Ltd., 3.75%, 05/01/28
(Call 02/01/28)(b)	2,020	1,925,090
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	3,439	2,987,998
2.72%, 02/15/30 (Call 11/15/29)(a)	9,272	8,198,942
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(b)	462	454,108
3.95%, 04/04/28 (Call 01/04/28)(b)	5,503	5,455,358
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	3,573	2,964,121
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	3,486	3,116,247
4.00%, 03/25/32 (Call 12/25/31)	1,525	1,393,154
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA
1.75%, 09/15/30 (Call 06/15/30)(a)	4,624	3,856,395
2.00%, 09/16/31 (Call 06/16/31)(a)	1,027	847,281
Lennox International Inc., 1.70%, 08/01/27
(Call 06/01/27)(a)	1,636	1,451,996
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	2,157	1,817,866
3.45%, 06/01/27 (Call 03/01/27)	535	518,121
3.50%, 12/15/27 (Call 09/15/27)	3,362	3,256,936
Series CB, 2.50%, 03/15/30 (Call 12/15/29)(a)	4,527	3,925,613
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)(a)	2,565	2,219,747
2.00%, 10/01/30 (Call 07/01/30)	1,330	1,087,518
2.00%, 02/15/31 (Call 11/15/30)	3,030	2,473,311
3.50%, 11/15/27 (Call 08/15/27)(a)	1,664	1,620,116
Mohawk Industries Inc., 3.63%, 05/15/30
(Call 02/15/30)(a)	2,357	2,178,407
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)	1,534	1,454,735
3.95%, 08/15/29 (Call 05/15/29)	4,674	4,481,631
UltraTech Cement Ltd., 2.80%, 02/16/31
(Call 08/16/30)(a)(b)	2,010	1,649,445
Vulcan Materials Co., 3.50%, 06/01/30
(Call 03/01/30)(a)	3,558	3,336,355
		62,670,491
Chemicals — 1.6%
Air Liquide Finance SA, 2.25%, 09/10/29
(Call 06/10/29)(b)	2,808	2,517,990
Air Products and Chemicals Inc., 2.05%, 05/15/30
(Call 02/15/30)	4,751	4,177,051
Alpek SAB de CV, 3.25%, 02/25/31 (Call 11/25/30)(b)	3,570	3,014,008
Braskem Netherlands Finance BV
4.50%, 01/10/28 (Call 10/10/27)(b)	100	96,167
4.50%, 01/31/30(a)(b)	900	842,850
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	2,041	1,966,462
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 3.70%, 06/01/28
(Call 03/01/28)(a)(b)	2,918	2,868,235
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	2,661	2,274,855
4.80%, 11/30/28 (Call 08/30/28)(a)	3,592	3,714,967
7.38%, 11/01/29(a)	5,136	6,101,686
Security	Par (000)	Value

Chemicals (continued)
DuPont de Nemours Inc., 4.73%, 11/15/28
(Call 08/15/28)(a)	$11,011	$11,412,015
Eastman Chemical Co., 4.50%, 12/01/28
(Call 09/01/28)(a)	2,655	2,660,684
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	3,065	2,508,208
2.13%, 02/01/32 (Call 11/01/31)(a)	3,155	2,722,791
3.25%, 12/01/27 (Call 09/01/27)(a)	2,756	2,717,092
4.80%, 03/24/30 (Call 12/24/29)	3,258	3,447,607
EI du Pont de Nemours and Co., 2.30%, 07/15/30
(Call 04/15/30)	2,739	2,432,890
Equate Petrochemical BV, 2.63%, 04/28/28
(Call 01/28/28)(b)	3,395	3,059,622
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	3,115	2,904,513
GC Treasury Center Co. Ltd., 2.98%, 03/18/31
(Call 12/18/30)(a)(b)	3,925	3,367,636
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	2,386	2,079,842
4.50%, 05/01/29 (Call 02/01/29)(a)	3,935	3,909,012
International Flavors & Fragrances Inc.
1.83%, 10/15/27 (Call 08/15/27)(b)	5,830	5,129,193
2.30%, 11/01/30 (Call 08/01/30)(a)(b)	6,993	5,931,910
4.45%, 09/26/28 (Call 06/26/28)	2,108	2,107,614
LG Chem Ltd.
2.38%, 07/07/31(b)	2,930	2,507,576
3.63%, 04/15/29(b)	1,010	972,270
Linde Inc./CT, 1.10%, 08/10/30 (Call 05/10/30)	3,830	3,130,770
LYB International Finance III LLC, 2.25%, 10/01/30
(Call 07/01/30)(a)	2,827	2,414,653
MEGlobal Canada ULC, 5.88%, 05/18/30(a)(b)	3,175	3,397,250
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(a)	2,916	2,912,282
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	2,513	2,164,548
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)(a)	2,876	2,633,500
4.20%, 04/01/29 (Call 01/01/29)	3,927	3,929,352
Orbia Advance Corp. SAB de CV, 2.88%, 05/11/31
(Call 02/11/31)(b)	2,955	2,430,488
PPG Industries Inc.
2.55%, 06/15/30 (Call 03/15/30)	974	876,588
2.80%, 08/15/29 (Call 05/15/29)(a)	2,247	2,078,331
3.75%, 03/15/28 (Call 12/15/27)(a)	3,323	3,328,356
Rohm & Haas Co., 7.85%, 07/15/29(a)	2,428	2,935,354
RPM International Inc.
2.95%, 01/15/32 (Call 10/15/31)	1,925	1,654,589
4.55%, 03/01/29 (Call 12/01/28)	2,130	2,116,034
SABIC Capital II BV, 4.50%, 10/10/28(b)	4,261	4,336,931
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)(a)	2,685	2,260,721
2.30%, 05/15/30 (Call 02/15/30)	2,569	2,231,908
2.95%, 08/15/29 (Call 05/15/29)	3,963	3,654,068
3.45%, 06/01/27 (Call 03/01/27)(a)	7,217	7,061,872
Sociedad Quimica y Minera de Chile SA, 4.25%,
05/07/29 (Call 02/07/29)(b)	2,500	2,437,125
Syngenta Finance NV, 5.18%, 04/24/28
(Call 01/24/28)(b)	4,905	4,914,918
Westlake Corp., 3.38%, 06/15/30 (Call 03/15/30)	1,856	1,722,298
Yara International ASA
3.15%, 06/04/30 (Call 03/04/30)(b)	4,057	3,523,848
4.75%, 06/01/28 (Call 03/01/28)(b)	4,980	4,937,775
		160,528,305

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Closed-end Funds — 0.0%
Pershing Square Holdings Ltd., 3.25%, 11/15/30
(Call 08/15/30)(b)	$1,000	$865,028

Commercial Services — 1.5%
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/31 (Call 08/18/30)(b)	1,415	1,222,660
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)(b)	2,035	1,627,390
4.00%, 07/30/27 (Call 06/30/27)(b)	295	276,124
4.20%, 08/04/27 (Call 02/04/27)(b)	5,846	5,527,898
4.38%, 07/03/29(a)(b)	3,080	2,784,382
Ashtead Capital Inc.
2.45%, 08/12/31 (Call 05/12/31)(b)	3,480	2,801,542
4.00%, 05/01/28 (Call 05/01/23)(b)	1,968	1,878,998
4.25%, 11/01/29 (Call 11/01/24)(b)	2,872	2,691,500
4.38%, 08/15/27 (Call 08/15/22)(a)(b)	789	769,330
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)(a)	4,768	3,976,869
1.70%, 05/15/28 (Call 03/15/28)	4,339	3,941,848
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	2,199	1,959,169
3.88%, 08/15/30 (Call 05/15/30)	3,445	3,197,089
Cintas Corp. No. 2, 4.00%, 05/01/32 (Call 02/01/32)	3,000	3,005,186
CoStar Group Inc., 2.80%, 07/15/30 (Call 04/15/30)(b)	4,946	4,274,134
DP World Crescent Ltd.
3.75%, 01/30/30 (Call 10/30/29)(b)	2,235	2,089,619
4.85%, 09/26/28(b)	4,333	4,376,330
Emory University, Series 2020, 2.14%, 09/01/30
(Call 06/01/30)(a)	615	545,770
Equifax Inc.
2.35%, 09/15/31 (Call 06/15/31)	4,880	4,040,558
3.10%, 05/15/30 (Call 02/15/30)(a)	2,780	2,510,710
Experian Finance PLC
2.75%, 03/08/30 (Call 12/08/29)(b)	3,471	3,130,377
4.25%, 02/01/29 (Call 11/01/28)(b)	2,300	2,297,725
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)(a)	5,411	4,729,868
2.90%, 11/15/31 (Call 08/15/31)	2,893	2,462,906
3.20%, 08/15/29 (Call 05/15/29)	5,779	5,223,095
4.45%, 06/01/28 (Call 03/01/28)(a)	2,063	2,043,236
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)(b)	2,493	2,028,107
Leland Stanford Junior University (The), 1.29%, 06/01/27 (Call 04/01/27)	989	895,873
Moody's Corp.
2.00%, 08/19/31 (Call 05/19/31)(a)	2,918	2,448,886
3.25%, 01/15/28 (Call 10/15/27)(a)	2,405	2,319,185
4.25%, 02/01/29 (Call 11/01/28)	862	868,029
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(a)	4,393	3,849,354
2.85%, 10/01/29 (Call 07/01/29)(a)	6,993	6,447,234
4.40%, 06/01/32 (Call 03/01/32)	6,570	6,653,740
Port of Newcastle Investments Financing Pty Ltd.,
5.90%, 11/24/31 (Call 08/24/31)(b)	405	376,906
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	1,680	1,359,929
2.90%, 10/01/30 (Call 07/01/30)	3,811	3,307,827
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	3,404	3,086,068
4.00%, 03/18/29 (Call 12/18/28)(a)	4,345	4,317,979
4.75%, 05/20/32 (Call 02/20/32)	730	751,369
Security	Par (000)	Value

Commercial Services (continued)
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)(a)	$3,070	$2,493,253
2.50%, 12/01/29 (Call 09/01/29)	2,690	2,434,409
2.70%, 03/01/29 (Call 01/01/29)(b)	4,865	4,515,080
2.90%, 03/01/32 (Call 12/01/31)(b)	2,560	2,336,106
4.25%, 05/01/29 (Call 02/01/29)(b)	7,265	7,375,748
4.75%, 08/01/28 (Call 05/01/28)(b)	6,650	6,917,697
Sodexo Inc., 2.72%, 04/16/31 (Call 01/16/31)(a)(b)	2,643	2,298,774
Southern Co. (The), 5.11%, 08/01/27	3,000	3,080,397
Transurban Finance Co. Pty Ltd., 2.45%, 03/16/31
(Call 12/16/30)(a)(b)	4,838	4,061,828
Triton Container International Ltd., 3.15%, 06/15/31
(Call 03/15/31)(b)	4,463	3,786,801
Triton Container International Ltd./TAL International
Container Corp., 3.25%, 03/15/32 (Call 12/15/31)(a)	265	225,636
United Rentals North America Inc., 3.88%, 11/15/27
(Call 11/15/22)(a)	990	950,162
Verisk Analytics Inc., 4.13%, 03/15/29
(Call 12/15/28)(a)	2,960	2,910,212
Yale University, Series 2020, 1.48%, 04/15/30
(Call 01/15/30)	851	724,416
		156,205,318
Computers — 1.8%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	3,072	2,633,498
Apple Inc.
1.20%, 02/08/28 (Call 12/08/27)	11,155	9,958,980
1.25%, 08/20/30 (Call 05/20/30)	5,016	4,208,174
1.40%, 08/05/28 (Call 06/05/28)	11,448	10,198,007
1.65%, 05/11/30 (Call 02/11/30)	9,232	8,041,893
1.65%, 02/08/31 (Call 11/08/30)	12,097	10,408,266
1.70%, 08/05/31 (Call 05/05/31)(a)	3,199	2,738,947
2.20%, 09/11/29 (Call 06/11/29)(a)	8,849	8,136,151
2.90%, 09/12/27 (Call 06/12/27)(a)	9,862	9,675,467
3.00%, 06/20/27 (Call 03/20/27)(a)	7,109	7,059,191
3.00%, 11/13/27 (Call 08/13/27)(a)	7,848	7,748,340
3.20%, 05/11/27 (Call 02/11/27)	8,835	8,829,996
CGI Inc., 2.30%, 09/14/31 (Call 06/14/31)(b)	4,057	3,315,355
Dell Inc., 7.10%, 04/15/28(a)	2,245	2,491,950
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)	7,893	8,016,923
6.10%, 07/15/27 (Call 05/15/27)	1,727	1,842,963
6.20%, 07/15/30 (Call 04/15/30)(a)	3,450	3,699,551
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	2,900	2,552,444
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)(a)	2,370	1,965,537
HP Inc.
2.65%, 06/17/31 (Call 03/17/31)	4,695	3,918,834
3.00%, 06/17/27 (Call 04/17/27)(a)	4,465	4,227,239
3.40%, 06/17/30 (Call 03/17/30)	4,124	3,709,827
4.00%, 04/15/29 (Call 02/15/29)	3,565	3,410,083
4.20%, 04/15/32 (Call 01/15/32)	5,020	4,678,379
International Business Machines Corp.
1.95%, 05/15/30 (Call 02/15/30)	6,194	5,309,028
2.72%, 02/09/32 (Call 11/09/31)(a)	2,315	2,060,812
3.50%, 05/15/29(a)	14,656	14,153,393
6.22%, 08/01/27	1,022	1,139,683
6.50%, 01/15/28(a)	3,680	4,143,697
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)(a)(b)	2,619	2,171,873
3.15%, 10/15/31 (Call 07/15/31)(a)(b)	2,951	2,263,327

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	$4,600	$3,817,072
4.38%, 05/15/30 (Call 02/15/30)	3,627	3,524,105
Lenovo Group Ltd., 3.42%, 11/02/30
(Call 08/02/30)(a)(b)	4,645	4,055,410
NetApp Inc.
2.38%, 06/22/27 (Call 04/22/27)(a)	2,530	2,360,107
2.70%, 06/22/30 (Call 03/22/30)(a)	3,463	3,022,839
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	2,290	1,960,833
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	2,389	2,045,593
3.10%, 02/01/32 (Call 11/01/31)	1,915	1,550,250
		187,044,017
Cosmetics & Personal Care — 0.7%
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)(a)	3,068	2,632,109
2.38%, 12/01/29 (Call 09/01/29)	3,170	2,871,901
2.60%, 04/15/30 (Call 01/15/30)(a)	3,062	2,801,231
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/29 (Call 01/24/29)(b)	5,875	5,608,388
3.63%, 03/24/32 (Call 12/24/31)(b)	10,555	10,099,726
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	6,015	5,016,122
1.95%, 04/23/31	5,138	4,529,867
2.30%, 02/01/32(a)	3,120	2,822,139
2.85%, 08/11/27(a)	3,483	3,416,628
3.00%, 03/25/30	7,461	7,171,381
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	2,520	2,079,327
1.75%, 08/12/31 (Call 05/12/31)	4,250	3,581,301
2.13%, 09/06/29 (Call 06/06/29)(a)	4,082	3,646,502
2.90%, 05/05/27 (Call 02/05/27)	4,875	4,736,320
3.50%, 03/22/28 (Call 12/22/27)	6,596	6,554,725
		67,567,667
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30 (Call 03/02/30)(a)(b)	2,508	2,245,043
4.50%, 10/24/28 (Call 07/24/28)(b)	3,901	3,880,880
4.65%, 04/20/32 (Call 01/20/32)(b)	4,500	4,421,945
		10,547,868
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
3.00%, 10/29/28 (Call 08/29/28)	17,674	15,507,671
3.30%, 01/30/32 (Call 10/30/31)	16,960	14,310,862
3.40%, 10/29/33 (Call 07/29/33)	1,215	1,001,227
3.65%, 07/21/27 (Call 04/21/27)	4,932	4,599,261
3.88%, 01/23/28 (Call 10/23/27)	2,846	2,638,461
4.63%, 10/15/27 (Call 08/15/27)	3,042	2,952,286
Affiliated Managers Group Inc., 3.30%, 06/15/30
(Call 03/15/30)	1,634	1,511,649
Air Lease Corp.
2.10%, 09/01/28 (Call 07/01/28)(a)	2,713	2,302,225
2.88%, 01/15/32 (Call 10/15/31)(a)	4,435	3,674,673
3.00%, 02/01/30 (Call 11/01/29)	3,186	2,714,913
3.13%, 12/01/30 (Call 09/01/30)(a)	1,760	1,503,858
3.25%, 10/01/29 (Call 07/01/29)(a)	2,736	2,395,587
3.63%, 12/01/27 (Call 09/01/27)(a)	2,718	2,551,069
4.63%, 10/01/28 (Call 07/01/28)(a)	2,631	2,547,670
Security	Par (000)	Value

Diversified Financial Services (continued)
Aircastle Ltd., 2.85%, 01/26/28 (Call 11/26/27)(a)(b)	$3,805	$3,301,743
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	3,381	2,872,862
8.00%, 11/01/31	12,785	15,009,274
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)	6,075	6,086,727
5.00%, 05/26/33 (Call 02/26/32)(c)	2,735	2,837,701
Ameriprise Financial Inc., 4.50%, 05/13/32
(Call 02/13/32)	2,000	2,024,935
Andrew W Mellon Foundation (The), Series 2020,
0.90%, 08/01/27 (Call 06/01/27)(a)	1,068	948,609
Antares Holdings LP, 3.75%, 07/15/27
(Call 06/15/27)(b)	3,000	2,682,439
Ares Finance Co. II LLC, 3.25%, 06/15/30
(Call 03/15/30)(b)	1,805	1,645,175
Aviation Capital Group LLC, 3.50%, 11/01/27
(Call 07/01/27)(a)(b)	4,670	4,298,878
Avolon Holdings Funding Ltd.
2.53%, 11/18/27 (Call 10/18/27)(a)(b)	9,888	8,536,176
2.75%, 02/21/28 (Call 12/21/27)(b)	4,146	3,578,975
Blackstone Holdings Finance Co. LLC
1.60%, 03/30/31 (Call 12/30/30)(b)	2,525	2,034,988
1.63%, 08/05/28 (Call 06/05/28)(a)(b)	4,020	3,466,182
2.00%, 01/30/32 (Call 10/30/31)(a)(b)	3,860	3,168,541
2.50%, 01/10/30 (Call 10/10/29)(a)(b)	3,141	2,792,388
2.55%, 03/30/32 (Call 12/30/31)(a)(b)	990	849,253
3.15%, 10/02/27 (Call 07/02/27)(b)	1,225	1,173,799
Blue Owl Finance LLC
3.13%, 06/10/31 (Call 03/10/31)(b)	4,194	3,338,893
4.38%, 02/15/32 (Call 11/15/31)(b)	1,090	945,738
BOC Aviation Ltd.
2.63%, 09/17/30 (Call 06/17/30)(a)(b)	3,585	3,071,572
3.00%, 09/11/29 (Call 06/11/29)(a)(b)	3,194	2,858,230
3.50%, 09/18/27 (Call 06/18/27)(a)(b)	950	918,282
Brookfield Finance I UK PLC, 2.34%, 01/30/32
(Call 10/30/31)(a)	4,030	3,337,902
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)(a)	3,415	2,965,661
3.90%, 01/25/28 (Call 10/25/27)	4,496	4,393,092
4.35%, 04/15/30 (Call 01/15/30)	1,226	1,209,085
4.85%, 03/29/29 (Call 12/29/28)(a)	4,999	5,119,608
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31),
(SOFR + 1.337%)(c)	3,081	2,442,661
2.62%, 11/02/32 (Call 11/02/31),
(SOFR + 1.265%)(c)	2,447	2,017,920
3.27%, 03/01/30 (Call 03/01/29),
(SOFR + 1.790%)(c)	7,915	7,198,950
3.65%, 05/11/27 (Call 04/11/27)	3,771	3,671,527
3.80%, 01/31/28 (Call 12/31/27)	5,845	5,659,707
Cboe Global Markets Inc.
1.63%, 12/15/30 (Call 09/15/30)	2,904	2,415,953
3.00%, 03/16/32 (Call 12/16/31)	375	345,023
Charles Schwab Corp. (The)
1.65%, 03/11/31 (Call 12/11/30)	4,535	3,721,022
1.95%, 12/01/31 (Call 09/01/31)(a)	5,045	4,195,836
2.00%, 03/20/28 (Call 01/20/28)	5,013	4,563,307
2.30%, 05/13/31 (Call 02/13/31)(a)	4,045	3,501,617
2.75%, 10/01/29 (Call 07/01/29)	2,781	2,555,401
2.90%, 03/03/32 (Call 12/03/31)	3,325	3,003,427

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.20%, 01/25/28 (Call 10/25/27)	$4,073	$3,959,199
3.25%, 05/22/29 (Call 02/22/29)(a)	2,571	2,447,547
4.00%, 02/01/29 (Call 11/01/28)(a)	3,567	3,575,169
4.63%, 03/22/30 (Call 12/22/29)	421	435,335
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)(a)	4,455	3,678,659
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	3,990	3,640,037
3.75%, 06/15/28 (Call 03/15/28)(a)	3,033	3,039,090
FMR LLC, 7.57%, 06/15/29(b)	540	638,889
Franklin Resources Inc., 1.60%, 10/30/30
(Call 07/30/30)	4,179	3,374,004
Intercorp Peru Ltd., 3.88%, 08/15/29 (Call 05/15/29)(b)	1,000	880,010
Jefferies Group LLC, 6.45%, 06/08/27(a)	2,207	2,390,818
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	4,746	3,895,679
4.15%, 01/23/30	4,642	4,360,019
Lazard Group LLC
4.38%, 03/11/29 (Call 12/11/28)(a)	2,657	2,590,616
4.50%, 09/19/28 (Call 06/19/28)	2,761	2,728,708
LSEGA Financing PLC
2.00%, 04/06/28 (Call 02/06/28)(b)	5,276	4,711,760
2.50%, 04/06/31 (Call 01/06/31)(b)	5,750	5,036,165
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	2,660	2,327,679
2.00%, 11/18/31 (Call 08/18/31)(a)	3,435	2,964,265
2.95%, 06/01/29 (Call 03/01/29)	4,513	4,325,552
3.35%, 03/26/30 (Call 12/26/29)(a)	7,061	6,872,988
3.50%, 02/26/28 (Call 11/26/27)(a)	2,459	2,455,515
Mitsubishi HC Capital Inc., 3.97%, 04/13/30
(Call 01/13/30)(a)(b)	315	313,815
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	2,379	2,336,343
4.50%, 06/20/28 (Call 03/20/28)	2,099	2,129,198
Nasdaq Inc., 1.65%, 01/15/31 (Call 10/15/30)	2,988	2,404,674
Nomura Holdings Inc.
2.17%, 07/14/28	3,798	3,317,138
2.61%, 07/14/31	4,555	3,796,500
2.68%, 07/16/30(a)	4,794	4,094,483
2.71%, 01/22/29(a)	4,775	4,251,243
3.00%, 01/22/32	3,365	2,878,189
3.10%, 01/16/30	7,157	6,381,358
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	4,800	4,791,854
ORIX Corp.
2.25%, 03/09/31(a)	3,805	3,252,403
3.70%, 07/18/27(a)	760	750,634
4.00%, 04/13/32	3,100	3,051,114
Pine Street Trust I, 4.57%, 02/15/29 (Call 11/15/28)(b)	2,328	2,309,329
Power Finance Corp. Ltd.
3.95%, 04/23/30(a)(b)	3,781	3,404,184
6.15%, 12/06/28(b)	1,777	1,883,872
Raymond James Financial Inc., 4.65%, 04/01/30
(Call 01/01/30)	2,309	2,343,828
Stifel Financial Corp., 4.00%, 05/15/30
(Call 02/15/30)(a)	2,203	2,090,086
SURA Asset Management SA, 4.38%, 04/11/27(b)	100	97,700
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	3,031	2,460,936
3.95%, 12/01/27 (Call 09/01/27)(a)	4,594	4,381,226
5.15%, 03/19/29 (Call 12/19/28)	3,090	3,051,840
Security	Par (000)	Value

Diversified Financial Services (continued)
USAA Capital Corp., 2.13%, 05/01/30 (Call 02/01/30)(b)	$866	$764,160
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)	2,292	2,027,442
1.10%, 02/15/31 (Call 11/15/30)(a)	4,720	3,847,200
2.05%, 04/15/30 (Call 01/15/30)(a)	6,798	6,072,859
2.75%, 09/15/27 (Call 06/15/27)	3,407	3,317,576
Western Union Co. (The), 2.75%, 03/15/31
(Call 12/15/30)(a)	1,755	1,488,602
		354,587,960
Electric — 6.9%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(b)	1,160	1,049,220
4.88%, 04/23/30(b)	5,384	5,716,796
Adani Electricity Mumbai Ltd.
3.87%, 07/22/31 (Call 01/22/31)(a)(b)	1,395	1,148,110
3.95%, 02/12/30(a)(b)	4,369	3,727,646
AEP Texas Inc.
3.95%, 06/01/28 (Call 03/01/28)	2,328	2,318,043
4.70%, 05/15/32 (Call 02/15/32)	2,630	2,678,766
Series I, 2.10%, 07/01/30 (Call 04/01/30)	2,480	2,105,951
AES Corp. (The)
2.45%, 01/15/31 (Call 10/15/30)	6,290	5,235,312
3.95%, 07/15/30 (Call 04/15/30)(b)	2,585	2,398,104
AES Panama Generation Holdings SRL, 4.38%,
05/31/30 (Call 02/28/30)(b)	5,905	5,403,075
Alabama Power Co.
3.05%, 03/15/32 (Call 12/15/31)	200	186,728
Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)(a)	2,896	2,398,317
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	805	745,491
4.25%, 06/15/28 (Call 03/15/28)(b)	1,727	1,722,087
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)(a)	2,253	1,993,737
3.50%, 01/15/31 (Call 10/15/30)(a)	3,001	2,807,588
Ameren Illinois Co.
1.55%, 11/15/30 (Call 08/15/30)	2,984	2,472,379
3.80%, 05/15/28 (Call 02/15/28)	2,130	2,129,344
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	1,633	1,416,040
3.20%, 11/13/27 (Call 08/13/27)(a)	2,242	2,155,720
Series J, 4.30%, 12/01/28 (Call 09/01/28)	2,953	2,951,258
American Transmission Systems Inc., 2.65%, 01/15/32
(Call 10/15/31)(a)(b)	3,305	2,877,217
Appalachian Power Co.
Series AA, 2.70%, 04/01/31 (Call 01/01/31)	2,215	1,954,232
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,575	1,539,905
Arizona Public Service Co.
2.20%, 12/15/31 (Call 09/15/31)(a)	1,595	1,328,794
2.60%, 08/15/29 (Call 05/15/29)(a)	2,471	2,206,984
2.95%, 09/15/27 (Call 06/15/27)	670	641,690
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)(a)	1,813	1,590,763
4.00%, 10/15/28 (Call 07/15/28)	2,214	2,215,125
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28
(Call 05/01/28)(a)(b)	1,230	1,212,679
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	4,570	4,431,060
Baltimore Gas & Electric Co., 2.25%, 06/15/31
(Call 03/15/31)	2,993	2,609,677
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)(a)	2,960	2,427,672

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.25%, 04/15/28 (Call 01/15/28)	$2,804	$2,733,622
3.70%, 07/15/30 (Call 04/15/30)	5,137	4,993,278
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	1,809	1,554,506
3.05%, 10/15/29 (Call 07/15/29)	2,372	2,152,888
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 (Call 01/01/31)(a)	575	509,748
Series AG, 3.00%, 03/01/32 (Call 12/01/31)(a)	900	836,257
CenterPoint Energy Inc.
2.65%, 06/01/31 (Call 03/01/31)(a)	1,892	1,646,951
2.95%, 03/01/30 (Call 12/01/29)	3,943	3,575,137
Cleco Corporate Holdings LLC, 3.38%, 09/15/29
(Call 06/15/29)(a)	1,540	1,399,904
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(b)	1,670	1,595,253
4.55%, 11/15/30 (Call 08/15/30)(a)(b)	1,923	1,942,589
CMS Energy Corp.
3.45%, 08/15/27 (Call 05/15/27)(a)	1,457	1,435,077
3.75%, 12/01/50 (Call 09/01/30)(c)	1,894	1,524,992
4.75%, 06/01/50 (Call 03/01/30)(a)(c)	2,218	2,072,933
Colbun SA
3.15%, 03/06/30 (Call 12/06/29)(a)(b)	2,415	2,136,067
3.95%, 10/11/27 (Call 07/11/27)(a)(b)	2,747	2,609,677
Comision Federal de Electricidad
3.35%, 02/09/31 (Call 11/09/30)(b)	5,624	4,510,504
4.69%, 05/15/29 (Call 03/15/29)(b)	4,410	4,057,200
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	1,767	1,561,774
3.15%, 03/15/32 (Call 12/15/31)(a)	3,975	3,718,886
3.70%, 08/15/28 (Call 05/15/28)	2,320	2,308,221
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	1,673	1,612,093
Connecticut Light & Power Co. (The), Series A, 2.05%,
07/01/31 (Call 04/01/31)(a)	2,255	1,939,392
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	2,131	1,864,921
3.80%, 05/15/28 (Call 02/15/28)(a)	2,020	2,022,176
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	4,487	4,287,206
Series B, 3.13%, 11/15/27 (Call 08/15/27)(a)	2,806	2,706,810
Series D, 4.00%, 12/01/28 (Call 09/01/28)(a)	855	857,208
Consumers Energy Co., 3.80%, 11/15/28
(Call 08/15/28)	1,753	1,750,840
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)(a)	2,725	2,746,449
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	6,935	5,864,186
Series C, 3.38%, 04/01/30 (Call 01/01/30)(a)	6,243	5,843,346
Dominion Energy South Carolina Inc.
6.63%, 02/01/32	255	301,361
Series A, 2.30%, 12/01/31 (Call 09/01/31)(a)	2,250	1,964,837
DTE Electric Co.
2.25%, 03/01/30 (Call 12/01/29)	3,614	3,214,443
Series A, 1.90%, 04/01/28 (Call 02/01/28)	4,986	4,508,059
Series A, 3.00%, 03/01/32 (Call 12/01/31)	2,195	2,031,799
Series C, 2.63%, 03/01/31 (Call 12/01/30)	745	673,081
DTE Energy Co.
2.95%, 03/01/30 (Call 12/01/29)(a)	2,267	2,056,686
Series C, 3.40%, 06/15/29 (Call 03/15/29)(a)	897	846,165
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	2,043	1,847,736
2.45%, 02/01/30 (Call 11/01/29)(a)	2,605	2,334,325
2.55%, 04/15/31 (Call 01/15/31)(a)	2,794	2,492,901
Security	Par (000)	Value

Electric (continued)
2.85%, 03/15/32 (Call 12/15/31)	$2,470	$2,258,115
3.95%, 11/15/28 (Call 08/15/28)(a)	3,620	3,637,550
Series A, 6.00%, 12/01/28	1,126	1,242,186
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	4,283	3,715,768
2.55%, 06/15/31 (Call 03/15/31)	4,819	4,125,983
3.15%, 08/15/27 (Call 05/15/27)	3,164	3,042,586
3.40%, 06/15/29 (Call 03/15/29)	2,877	2,713,434
Duke Energy Florida LLC
1.75%, 06/15/30 (Call 03/15/30)(a)	2,646	2,231,933
2.40%, 12/15/31 (Call 09/15/31)	2,860	2,493,441
2.50%, 12/01/29 (Call 09/01/29)	2,608	2,363,596
3.80%, 07/15/28 (Call 04/15/28)(a)	2,725	2,715,401
Duke Energy Ohio Inc.
2.13%, 06/01/30 (Call 03/01/30)	2,260	1,946,697
3.65%, 02/01/29 (Call 11/01/28)	1,896	1,841,724
Duke Energy Progress LLC
2.00%, 08/15/31 (Call 05/15/31)(a)	3,420	2,901,502
3.40%, 04/01/32 (Call 01/01/32)	2,775	2,648,507
3.45%, 03/15/29 (Call 12/15/28)	2,992	2,891,353
3.70%, 09/01/28 (Call 06/01/28)	2,388	2,356,819
Duquesne Light Holdings Inc.
2.53%, 10/01/30 (Call 07/01/30)(a)(b)	1,915	1,617,251
2.78%, 01/07/32 (Call 10/07/31)(b)	1,446	1,216,920
3.62%, 08/01/27 (Call 05/01/27)(b)	1,765	1,683,712
Edison International
4.13%, 03/15/28 (Call 12/15/27)(a)	2,484	2,379,186
5.75%, 06/15/27 (Call 04/15/27)	2,318	2,405,606
EDP Finance BV, 1.71%, 01/24/28(b)	7,793	6,719,809
Electricite de France SA, 4.50%, 09/21/28
(Call 06/21/28)(a)(b)	8,761	8,680,673
Emera U.S. Finance LP, 2.64%, 06/15/31
(Call 03/15/31)	1,960	1,684,166
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)(a)	4,946	4,932,893
Enel Finance International NV
1.88%, 07/12/28 (Call 05/12/28)(b)	7,475	6,528,311
2.25%, 07/12/31 (Call 04/12/31)(b)	5,019	4,138,669
3.50%, 04/06/28(a)(b)	6,661	6,412,171
3.63%, 05/25/27(a)(b)	190	185,944
4.88%, 06/14/29(a)(b)	450	464,010
Engie Energia Chile SA, 3.40%, 01/28/30
(Call 10/28/29)(b)	2,291	1,967,419
Entergy Arkansas LLC, 4.00%, 06/01/28
(Call 03/01/28)(a)	1,605	1,609,292
Entergy Corp.
1.90%, 06/15/28 (Call 04/15/28)(a)	3,303	2,895,545
2.40%, 06/15/31 (Call 03/05/31)	3,183	2,679,128
2.80%, 06/15/30 (Call 03/15/30)	3,132	2,761,784
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	1,768	1,450,903
3.05%, 06/01/31 (Call 03/01/31)(a)	365	335,821
3.12%, 09/01/27 (Call 06/01/27)(a)	2,183	2,105,684
3.25%, 04/01/28 (Call 01/01/28)(a)	2,031	1,960,876
Entergy Mississippi LLC, 2.85%, 06/01/28
(Call 03/01/28)(a)	1,763	1,656,970
Entergy Texas Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	3,138	2,599,855
4.00%, 03/30/29 (Call 12/30/28)(a)	1,558	1,545,168
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	3,956	3,570,148

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30
(Call 03/01/30)(a)	$1,776	$1,559,509
Evergy Missouri West Inc., 3.75%, 03/15/32
(Call 12/15/31)(b)	255	246,420
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	1,880	1,625,668
3.38%, 03/01/32 (Call 12/01/31)	3,100	2,859,152
Series M, 3.30%, 01/15/28 (Call 10/15/27)(a)	1,674	1,609,202
Series O, 4.25%, 04/01/29 (Call 01/01/29)(a)	1,990	1,985,678
Series R, 1.65%, 08/15/30 (Call 05/15/30)(a)	3,128	2,548,224
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)(b)	3,250	2,979,065
4.05%, 04/15/30 (Call 01/15/30)	6,005	5,883,313
7.60%, 04/01/32(a)	90	110,920
FirstEnergy Transmission LLC, 2.87%, 09/15/28
(Call 07/15/28)(b)	1,045	922,324
Florida Power & Light Co., 2.45%, 02/03/32
(Call 11/03/31)	4,603	4,109,026
Georgia Power Co., Series B, 2.65%, 09/15/29
(Call 06/15/29)(a)	3,168	2,820,919
Indiana Michigan Power Co., 3.85%, 05/15/28
(Call 02/15/28)(a)	1,728	1,714,852
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	1,256	1,090,400
3.60%, 04/01/29 (Call 01/01/29)(a)	1,585	1,525,260
4.10%, 09/26/28 (Call 06/26/28)(a)	3,147	3,206,353
IPALCO Enterprises Inc., 4.25%, 05/01/30
(Call 02/01/30)	1,733	1,650,483
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	5,535	5,438,137
ITC Holdings Corp.
2.95%, 05/14/30 (Call 02/14/30)(a)(b)	3,210	2,888,041
3.35%, 11/15/27 (Call 08/15/27)(a)	2,672	2,594,864
Jersey Central Power & Light Co., 2.75%, 03/01/32
(Call 12/01/31)(a)(b)	1,135	989,968
Kallpa Generacion SA, 4.13%, 08/16/27
(Call 05/16/27)(a)(b)	3,115	2,916,419
Liberty Utilities Finance GP 1, 2.05%, 09/15/30
(Call 06/15/30)(a)(b)	4,398	3,674,943
Massachusetts Electric Co., 1.73%, 11/24/30
(Call 08/24/30)(a)(b)	960	780,748
Metropolitan Edison Co., 4.30%, 01/15/29
(Call 10/15/28)(a)(b)	2,725	2,729,976
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)(a)	6,779	6,703,521
6.75%, 12/30/31(a)	545	660,029
Mid-Atlantic Interstate Transmission LLC, 4.10%,
05/15/28 (Call 02/15/28)(b)	3,210	3,174,296
Minejesa Capital BV, 4.63%, 08/10/30(a)(b)	5,365	5,009,569
Mississippi Power Co., 3.95%, 03/30/28
(Call 12/30/27)	1,532	1,518,798
Narragansett Electric Co. (The)
3.40%, 04/09/30 (Call 01/09/30)(a)(b)	2,029	1,907,596
3.92%, 08/01/28 (Call 05/01/28)(b)	898	888,727
National Grid USA, 8.00%, 11/15/30	15	17,812
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31 (Call 12/15/30)	4,085	3,253,182
1.65%, 06/15/31 (Call 03/15/31)	1,575	1,269,229
2.40%, 03/15/30 (Call 12/15/29)	3,665	3,268,736
2.75%, 04/15/32 (Call 01/15/32)	2,950	2,644,614
3.40%, 02/07/28 (Call 11/07/27)(a)	3,020	2,952,653
Security	Par (000)	Value

Electric (continued)
3.70%, 03/15/29 (Call 12/15/28)(a)	$2,303	$2,264,657
3.90%, 11/01/28 (Call 08/01/28)(a)	1,952	1,937,538
Series C, 8.00%, 03/01/32	155	196,189
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)(a)	2,091	2,052,114
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	3,086	2,736,892
New York State Electric & Gas Corp., 2.15%, 10/01/31
(Call 07/01/31)(a)(b)	3,005	2,539,000
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28 (Call 04/15/28)	5,155	4,598,907
2.25%, 06/01/30 (Call 03/01/30)	9,994	8,677,111
2.44%, 01/15/32 (Call 10/15/31)	6,890	5,895,771
2.75%, 11/01/29 (Call 08/01/29)	5,566	5,018,618
3.50%, 04/01/29 (Call 01/01/29)	4,708	4,485,910
4.80%, 12/01/77 (Call 12/01/27),
(3 mo. LIBOR US + 2.409%)(c)	440	388,751
5.65%, 05/01/79 (Call 05/01/29),
(3 mo. LIBOR US + 3.156%)(a)(c)	2,436	2,275,535
Niagara Mohawk Power Corp.
1.96%, 06/27/30 (Call 03/27/30)(a)(b)	5,380	4,532,609
4.28%, 12/15/28 (Call 09/15/28)(b)	3,330	3,322,156
Niagara Mohawk Power Corp., 2.76%, 01/10/32
(Call 10/10/31)(b)	1,705	1,480,239
Northern States Power Co./MN, 2.25%, 04/01/31
(Call 10/01/30)	2,870	2,535,286
NRG Energy Inc.
2.45%, 12/02/27 (Call 10/02/27)(b)	4,817	4,248,573
4.45%, 06/15/29 (Call 03/15/29)(b)	2,127	2,017,012
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	1,779	1,508,107
3.25%, 05/15/29 (Call 02/15/29)(a)	3,277	3,133,333
3.95%, 04/01/30 (Call 01/01/30)(a)	1,188	1,185,589
Oglethorpe Power Corp., 6.19%, 01/01/31(a)(b)	145	158,839
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)	1,700	1,530,618
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	1,955	1,611,780
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	1,185	1,110,430
3.30%, 03/15/30 (Call 09/15/29)(a)	1,429	1,350,039
3.80%, 08/15/28 (Call 02/15/28)(a)	2,093	2,069,642
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)(a)	1,834	1,703,469
3.70%, 11/15/28 (Call 08/15/28)	985	980,959
4.15%, 06/01/32 (Call 03/01/32)(a)	3,005	3,073,013
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	5,346	4,648,697
2.50%, 02/01/31 (Call 11/01/30)	8,565	6,828,274
3.00%, 06/15/28 (Call 04/15/28)	4,585	4,086,194
3.25%, 06/01/31 (Call 03/01/31)(a)	5,246	4,401,792
3.30%, 12/01/27 (Call 09/01/27)(a)	5,969	5,428,856
3.75%, 07/01/28(a)	4,703	4,331,742
4.20%, 03/01/29 (Call 01/01/29)	3,760	3,530,333
4.40%, 03/01/32 (Call 12/01/31)	2,635	2,392,179
4.55%, 07/01/30 (Call 01/01/30)	13,792	12,837,443
4.65%, 08/01/28 (Call 05/01/28)	2,045	1,956,302
PacifiCorp
2.70%, 09/15/30 (Call 06/15/30)(a)	719	652,284
3.50%, 06/15/29 (Call 03/15/29)	1,738	1,685,314
PacifiCorp., 7.70%, 11/15/31(a)	465	585,061

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(b)	$1,928	$1,815,770
3.60%, 06/01/29 (Call 03/01/29)(a)(b)	1,625	1,559,172
Perusahaan Listrik Negara PT
3.88%, 07/17/29(b)	3,657	3,404,667
4.13%, 05/15/27(b)	3,731	3,665,521
5.45%, 05/21/28(a)(b)	5,612	5,780,360
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.00%, 06/30/30 (Call 03/30/30)(a)(b)	5,483	4,742,795
3.38%, 02/05/30(a)(b)	975	870,802
5.38%, 01/25/29(b)	2,975	3,045,805
Phillips 66 Co., 3.15%, 12/15/29 (Call 09/15/29)	2,618	2,422,295
PPL Capital Funding Inc., 4.13%, 04/15/30
(Call 01/15/30)(a)	680	671,359
Progress Energy Inc.
7.00%, 10/30/31	985	1,144,960
7.75%, 03/01/31(a)	2,722	3,286,984
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	1,010	857,669
3.70%, 06/15/28 (Call 12/15/27)	2,027	2,016,658
4.10%, 06/01/32 (Call 03/01/32)	2,920	2,984,849
Series 35, 1.90%, 01/15/31 (Call 07/15/30)(a)	1,864	1,598,398
Public Service Co. of New Hampshire, Series V, 2.20%,
06/15/31 (Call 03/15/31)(a)	975	846,665
Public Service Co. of Oklahoma, Series J, 2.20%,
08/15/31 (Call 05/15/31)(a)	2,440	2,087,448
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)(a)	3,823	3,235,555
2.45%, 01/15/30 (Call 10/15/29)	2,088	1,891,163
3.00%, 05/15/27 (Call 02/15/27)	1,959	1,906,954
3.10%, 03/15/32 (Call 12/15/31)(a)	320	299,124
3.20%, 05/15/29 (Call 02/15/29)(a)	1,968	1,889,981
3.65%, 09/01/28 (Call 06/01/28)	1,769	1,751,623
3.70%, 05/01/28 (Call 02/01/28)(a)	1,282	1,277,450
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	4,450	3,612,142
2.45%, 11/15/31 (Call 08/15/31)(a)	745	634,197
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)(a)	3,199	2,848,924
4.10%, 06/15/30 (Call 03/15/30)	1,072	1,022,330
4.22%, 03/15/32 (Call 12/15/31)	3,400	3,244,281
Puget Sound Energy Inc., 7.02%, 12/01/27(a)	901	1,030,514
Rochester Gas and Electric Corp., 3.10%, 06/01/27
(Call 03/01/27)(b)	298	289,269
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	2,958	2,488,750
Series XXX, 3.00%, 03/15/32 (Call 12/15/31)	2,790	2,576,767
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	3,078	2,968,671
3.40%, 02/01/28 (Call 11/01/27)	5,230	5,070,074
3.70%, 04/01/29 (Call 02/01/29)	1,310	1,262,246
Sociedad de Transmision Austral SA, 4.00%, 01/27/32
(Call 10/27/31)(b)	1,520	1,354,898
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	2,211	1,885,269
2.75%, 02/01/32 (Call 11/01/31)	1,780	1,543,308
2.85%, 08/01/29 (Call 05/01/29)(a)	2,126	1,913,736
6.65%, 04/01/29	1,872	2,034,828
Series A, 4.20%, 03/01/29 (Call 12/01/28)	2,386	2,338,731
Security	Par (000)	Value

Electric (continued)
Series B, 3.65%, 03/01/28 (Call 12/01/27)	$1,869	$1,799,261
Series G, 2.50%, 06/01/31 (Call 03/01/31)(a)	2,808	2,403,576
Southern Co. (The)
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	1,985	1,733,820
Series A, 3.70%, 04/30/30 (Call 01/30/30)(a)	4,654	4,425,081
Southwestern Electric Power Co., Series M, 4.10%,
09/15/28 (Call 06/15/28)(a)	2,834	2,797,368
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29
(Call 11/27/28)(b)	4,150	4,093,670
SP PowerAssets Ltd., 3.00%, 09/26/27(a)(b)	715	698,617
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/27(b)	10,518	10,461,813
4.25%, 05/02/28(a)(b)	4,066	4,156,833
Tampa Electric Co., 2.40%, 03/15/31 (Call 12/15/30)	1,846	1,612,070
Transelec SA, 3.88%, 01/12/29 (Call 10/16/28)(b)	1,250	1,162,512
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	2,739	2,230,362
3.25%, 05/15/32 (Call 02/15/32)	925	852,016
Union Electric Co.
2.15%, 03/15/32 (Call 12/15/31)(a)	3,760	3,208,109
2.95%, 06/15/27 (Call 03/15/27)(a)	1,896	1,834,689
2.95%, 03/15/30 (Call 12/15/29)	377	350,364
3.50%, 03/15/29 (Call 12/15/28)(a)	2,168	2,104,174
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	1,745	1,514,359
2.40%, 03/30/32 (Call 12/30/31)	2,510	2,194,218
Series A, 2.88%, 07/15/29 (Call 04/15/29)	2,073	1,926,233
Series A, 3.80%, 04/01/28 (Call 01/01/28)(a)	3,460	3,455,534
Vistra Operations Co. LLC, 4.30%, 07/15/29
(Call 04/15/29)(a)(b)	4,137	3,869,232
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	1,926	1,690,776
1.80%, 10/15/30 (Call 07/15/30)	2,039	1,669,896
2.20%, 12/15/28 (Call 10/15/28)(a)	3,530	3,151,077
Wisconsin Electric Power Co., 1.70%, 06/15/28
(Call 04/15/28)(a)	940	832,569
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	2,670	2,242,570
3.00%, 07/01/29 (Call 04/01/29)(a)	913	854,933
3.05%, 10/15/27 (Call 07/15/27)(a)	1,311	1,260,779
Xcel Energy Inc.
2.35%, 11/15/31 (Call 05/15/31)	1,672	1,418,874
2.60%, 12/01/29 (Call 06/01/29)	2,450	2,183,248
3.40%, 06/01/30 (Call 12/01/29)(a)	2,986	2,809,938
4.00%, 06/15/28 (Call 12/15/27)	2,884	2,865,106
4.60%, 06/01/32 (Call 12/01/31)	2,000	2,051,893
		704,551,818
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)(a)	2,499	2,044,209
Emerson Electric Co.
1.80%, 10/15/27 (Call 08/15/27)	3,852	3,521,424
1.95%, 10/15/30 (Call 07/15/30)	2,845	2,452,490
2.00%, 12/21/28 (Call 10/21/28)(a)	3,370	3,034,664
2.20%, 12/21/31 (Call 09/21/31)(a)	2,990	2,602,394
		13,655,181
Electronics — 0.7%
Agilent Technologies Inc.
2.10%, 06/04/30 (Call 03/04/30)	2,681	2,257,612

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronics (continued)
2.30%, 03/12/31 (Call 12/12/30)	$3,993	$3,363,759
2.75%, 09/15/29 (Call 06/15/29)	2,101	1,885,696
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	2,674	2,416,988
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27
(Call 07/01/27)	980	929,571
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	3,487	2,916,796
2.80%, 02/15/30 (Call 11/15/29)	4,146	3,724,535
4.35%, 06/01/29 (Call 03/01/29)	2,429	2,446,289
Arrow Electronics Inc.
2.95%, 02/15/32 (Call 11/15/31)(a)	1,840	1,581,136
3.88%, 01/12/28 (Call 10/12/27)	2,315	2,254,957
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	1,537	1,306,863
5.50%, 06/01/32 (Call 03/01/32)	2,630	2,638,459
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)(a)	3,046	3,021,580
4.88%, 05/12/30 (Call 02/12/30)(a)	3,115	3,068,076
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)(a)	5,382	4,585,000
1.95%, 06/01/30 (Call 03/01/30)(a)	5,892	5,183,582
2.70%, 08/15/29 (Call 05/15/29)	1,841	1,724,845
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	1,362	1,172,031
3.15%, 08/15/27 (Call 05/15/27)	500	481,142
3.50%, 02/15/28 (Call 11/15/27)(a)	3,203	3,134,967
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	2,870	2,487,405
3.60%, 01/15/30 (Call 10/15/29)	2,292	2,101,460
3.95%, 01/12/28 (Call 10/12/27)(a)	2,409	2,359,617
Keysight Technologies Inc., 3.00%, 10/30/29
(Call 07/30/29)(a)	2,329	2,120,199
TD SYNNEX Corp.
2.38%, 08/09/28 (Call 06/09/28)(b)	2,910	2,513,327
2.65%, 08/09/31 (Call 05/09/31)(b)	2,252	1,838,379
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	2,816	2,833,919
Tyco Electronics Group SA
2.50%, 02/04/32 (Call 12/04/31)(a)	1,420	1,261,342
3.13%, 08/15/27 (Call 05/15/27)(a)	1,724	1,676,486
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	2,513	2,149,268
2.95%, 04/01/31 (Call 01/01/31)	2,785	2,346,000
		73,781,286
Energy - Alternate Sources — 0.0%
Phillips 66 Co., 3.75%, 03/01/28 (Call 12/01/27)	2,188	2,134,097

Engineering & Construction — 0.1%
MasTec Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	1,320	1,258,548
Mexico City Airport Trust, 3.88%, 04/30/28
(Call 01/30/28)(b)	2,807	2,514,595
Summit Digitel Infrastructure Pvt Ltd., 2.88%, 08/12/31
(Call 08/12/30)(b)	1,556	1,243,638
Vinci SA, 3.75%, 04/10/29 (Call 01/10/29)(a)(b)	5,344	5,220,577
		10,237,358
Entertainment — 0.3%
Magallanes Inc.
4.05%, 03/15/29 (Call 01/15/29)(b)	6,935	6,643,963
4.28%, 03/15/32 (Call 12/15/31)(b)	22,860	21,366,002
		28,009,965
Security	Par (000)	Value

Environmental Control — 0.5%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	$3,237	$2,600,404
1.75%, 02/15/32 (Call 11/15/31)(a)	569	459,650
2.30%, 03/01/30 (Call 12/01/29)	3,784	3,311,892
2.38%, 03/15/33 (Call 12/15/32)(a)	4,435	3,735,077
3.38%, 11/15/27 (Call 08/15/27)	3,260	3,186,583
3.95%, 05/15/28 (Call 02/15/28)(a)	3,557	3,569,300
Waste Connections Inc.
2.20%, 01/15/32 (Call 10/15/31)(a)	2,957	2,479,696
2.60%, 02/01/30 (Call 11/01/29)	2,995	2,680,411
3.20%, 06/01/32 (Call 03/01/32)(a)	1,060	979,904
3.50%, 05/01/29 (Call 02/01/29)(a)	2,509	2,401,853
4.25%, 12/01/28 (Call 09/01/28)(a)	2,334	2,348,971
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)	2,871	2,503,764
1.50%, 03/15/31 (Call 12/15/30)	4,904	3,991,261
2.00%, 06/01/29 (Call 04/01/29)(a)	2,540	2,258,057
3.15%, 11/15/27 (Call 08/15/27)(a)	4,018	3,932,489
4.15%, 04/15/32 (Call 01/15/32)	6,000	6,047,219
7.00%, 07/15/28(a)	220	253,564
		46,740,095
Food — 2.0%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	4,585	5,241,111
Bestfoods, Series F, 6.63%, 04/15/28	365	414,725
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	2,700	2,339,200
4.15%, 03/15/28 (Call 12/15/27)(a)	4,649	4,645,472
Cencosud SA, 4.38%, 07/17/27 (Call 04/17/27)(b)	4,247	4,071,854
CK Hutchison International 20 Ltd., 2.50%, 05/08/30
(Call 02/08/30)(b)	585	516,610
CK Hutchison International 21 Ltd., 2.50%, 04/15/31
(Call 01/15/31)(a)(b)	3,505	3,071,921
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)(a)	4,736	4,054,012
4.85%, 11/01/28 (Call 08/01/28)(a)	5,980	6,060,904
7.00%, 10/01/28	1,641	1,839,299
8.25%, 09/15/30	2,811	3,387,012
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)(a)	2,655	2,227,966
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)(a)	2,840	2,396,842
2.88%, 04/15/30 (Call 01/15/30)	3,210	2,918,914
4.20%, 04/17/28 (Call 01/17/28)	6,394	6,470,131
Hershey Co. (The)
1.70%, 06/01/30 (Call 03/01/30)	1,873	1,603,112
2.45%, 11/15/29 (Call 08/15/29)	1,287	1,171,915
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	3,421	3,074,796
1.80%, 06/11/30 (Call 03/11/30)(a)	5,058	4,295,833
Ingredion Inc., 2.90%, 06/01/30 (Call 03/01/30)(a)	3,166	2,826,633
JBS Finance Luxembourg Sarl, 3.63%, 01/15/32
(Call 01/15/27)(a)(b)	535	453,193
JBS USA LUX SA / JBS USA Food Co / JBS USA
Finance Inc., 3.00%, 02/02/29 (Call 12/02/28)(a)(b)	3,390	2,995,913
JBS USA LUX SA/JBS USA Finance Inc., 6.75%,
02/15/28 (Call 02/15/23)(a)(b)	5,075	5,238,375
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.75%, 12/01/31 (Call 12/01/26)(b)	3,110	2,657,527
5.50%, 01/15/30 (Call 01/15/25)(a)(b)	6,435	6,241,950
6.50%, 04/15/29 (Call 04/15/24)(a)(b)	7,095	7,201,425

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	$2,590	$2,137,349
2.38%, 03/15/30 (Call 12/15/29)	2,579	2,247,865
3.38%, 12/15/27 (Call 09/15/27)(a)	2,375	2,304,089
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	1,464	1,243,400
3.40%, 11/15/27 (Call 08/15/27)(a)	2,832	2,754,935
4.30%, 05/15/28 (Call 02/15/28)(a)	2,697	2,728,638
Series B, 7.45%, 04/01/31	3,688	4,407,246
Kraft Heinz Foods Co.
3.75%, 04/01/30 (Call 01/01/30)(a)	3,345	3,188,603
3.88%, 05/15/27 (Call 02/15/27)(a)	6,035	5,965,164
4.25%, 03/01/31 (Call 12/01/30)	1,860	1,817,604
4.63%, 01/30/29 (Call 10/30/28)(a)	1,730	1,739,426
6.75%, 03/15/32(a)	1,610	1,856,877
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	3,857	3,165,976
2.20%, 05/01/30 (Call 02/01/30)	3,757	3,253,057
3.70%, 08/01/27 (Call 05/01/27)(a)	2,633	2,614,923
4.50%, 01/15/29 (Call 10/15/28)	2,775	2,825,379
7.50%, 04/01/31	200	242,149
8.00%, 09/15/29(a)	1,348	1,647,273
Series B, 7.70%, 06/01/29	1,130	1,360,296
Mars Inc., 3.20%, 04/01/30 (Call 01/01/30)(a)(b)	3,612	3,427,578
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	2,959	2,423,510
2.50%, 04/15/30 (Call 01/15/30)(a)	2,219	1,955,612
3.40%, 08/15/27 (Call 05/15/27)(a)	3,338	3,256,750
Mondelez International Inc.
1.50%, 02/04/31 (Call 11/04/30)	3,474	2,806,173
2.75%, 04/13/30 (Call 01/13/30)	3,336	3,011,191
3.00%, 03/17/32 (Call 12/17/31)(a)	3,405	3,074,238
4.13%, 05/07/28 (Call 02/07/28)	20	20,390
Nestle Holdings Inc.
1.00%, 09/15/27 (Call 07/15/27)(b)	5,160	4,548,667
1.25%, 09/15/30 (Call 06/15/30)(a)(b)	5,053	4,175,526
1.50%, 09/14/28 (Call 07/14/28)(a)(b)	4,600	4,075,373
1.88%, 09/14/31 (Call 06/14/31)(a)(b)	4,785	4,102,591
3.63%, 09/24/28 (Call 06/24/28)(b)	5,556	5,568,498
Sigma Finance Netherlands BV, 4.88%, 03/27/28
(Call 12/27/27)(b)	2,145	2,116,600
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(a)(b)	2,578	2,123,250
3.00%, 10/15/30 (Call 07/15/30)(a)(b)	2,268	1,952,698
5.20%, 04/01/29 (Call 01/01/29)(a)(b)	1,833	1,853,173
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	2,909	2,549,887
2.45%, 12/14/31 (Call 09/14/31)(a)	1,565	1,346,837
3.25%, 07/15/27 (Call 04/15/27)(a)	3,335	3,229,374
5.95%, 04/01/30 (Call 01/01/30)	4,746	5,204,503
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)(a)	6,269	6,166,919
4.35%, 03/01/29 (Call 12/01/28)(a)	4,510	4,575,843
		208,482,075
Forest Products & Paper — 0.5%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)(a)	2,240	2,139,200
4.20%, 01/29/30 (Call 10/29/29)(a)(b)	1,577	1,478,233
4.25%, 04/30/29 (Call 01/30/29)(a)(b)	2,767	2,628,235
Security	Par (000)	Value

Forest Products & Paper (continued)
Georgia-Pacific LLC
2.30%, 04/30/30 (Call 01/30/30)(a)(b)	$9,558	$8,495,187
7.25%, 06/01/28	2,125	2,490,464
7.75%, 11/15/29	911	1,118,266
8.88%, 05/15/31	426	570,027
Inversiones CMPC SA
3.00%, 04/06/31 (Call 01/06/31)(a)(b)	2,720	2,284,827
3.85%, 01/13/30 (Call 10/13/29)(a)(b)	1,350	1,238,625
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	4,089	3,535,963
3.13%, 01/15/32 (Call 10/15/31)(a)	2,575	2,155,790
3.75%, 01/15/31 (Call 10/15/30)	6,169	5,459,688
5.00%, 01/15/30 (Call 10/15/29)(a)	5,860	5,685,841
6.00%, 01/15/29 (Call 10/15/28)(a)	7,009	7,207,074
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	115	130,275
		46,617,695
Gas — 0.6%
APA Infrastructure Ltd., 4.25%, 07/15/27
(Call 04/15/27)(a)(b)	3,765	3,734,155
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	2,096	1,715,035
2.63%, 09/15/29 (Call 06/15/29)	1,456	1,331,108
3.00%, 06/15/27 (Call 03/15/27)(a)	1,938	1,880,443
Boston Gas Co.
3.00%, 08/01/29 (Call 05/01/29)(a)(b)	2,323	2,119,223
3.15%, 08/01/27 (Call 05/01/27)(b)	2,164	2,048,650
3.76%, 03/16/32 (Call 12/16/31)(a)(b)	3,660	3,432,037
Brooklyn Union Gas Co. (The), 3.87%, 03/04/29
(Call 12/04/28)(a)(b)	2,541	2,428,988
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)(a)	1,812	1,507,581
4.00%, 04/01/28 (Call 01/01/28)	1,233	1,228,384
East Ohio Gas Co. (The), 2.00%, 06/15/30
(Call 03/15/30)(b)	1,866	1,584,167
ENN Energy Holdings Ltd., 2.63%, 09/17/30
(Call 06/17/30)(a)(b)	3,189	2,716,964
Grupo Energia Bogota SA ESP, 4.88%, 05/15/30
(Call 02/15/30)(b)	1,860	1,764,229
Korea Gas Corp., 2.88%, 07/16/29(a)(b)	2,540	2,405,151
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)(a)	2,210	1,859,024
3.95%, 09/15/27 (Call 06/15/27)	1,397	1,332,181
4.75%, 09/01/28 (Call 06/01/28)	1,613	1,603,326
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	3,469	2,782,582
2.95%, 09/01/29 (Call 06/01/29)(a)	3,465	3,133,409
3.60%, 05/01/30 (Call 02/01/30)	4,198	3,932,599
ONE Gas Inc., 2.00%, 05/15/30 (Call 02/15/30)	1,010	857,448
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	1,110	955,383
3.50%, 06/01/29 (Call 03/01/29)(a)	2,659	2,528,975
Promigas SA ESP/Gases del Pacifico SAC, 3.75%,
10/16/29 (Call 07/16/29)(a)(b)	2,130	1,821,171
Sempra Global, 3.25%, 01/15/32 (Call 10/15/31)(a)(b)	1,727	1,494,368
Southern California Gas Co., Series XX, 2.55%,
02/01/30 (Call 11/01/29)	2,673	2,406,231
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%,
01/15/31 (Call 10/15/30)	1,841	1,492,333
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)(a)	904	751,685

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
3.70%, 04/01/28 (Call 01/01/28)(a)	$1,245	$1,210,827
4.05%, 03/15/32 (Call 12/15/31)	3,885	3,685,011
		61,742,668
Hand & Machine Tools — 0.1%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	1,572	1,337,518
4.63%, 06/15/28 (Call 03/15/28)(a)	1,644	1,656,917
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	3,573	3,135,126
3.00%, 05/15/32 (Call 02/15/32)(a)	2,340	2,126,626
4.25%, 11/15/28 (Call 08/15/28)(a)	3,012	3,045,449
		11,301,636
Health Care - Products — 0.9%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(a)	2,944	2,605,234
1.40%, 06/30/30 (Call 03/30/30)(a)	3,390	2,887,654
Alcon Finance Corp.
2.60%, 05/27/30 (Call 02/27/30)(b)	3,764	3,273,081
3.00%, 09/23/29 (Call 06/23/29)(b)	4,828	4,371,049
Baxter International Inc.
1.73%, 04/01/31 (Call 01/01/31)(a)	2,609	2,120,473
2.27%, 12/01/28 (Call 10/01/28)(b)	5,820	5,199,807
2.54%, 02/01/32 (Call 11/01/31)(a)(b)	7,910	6,808,053
3.95%, 04/01/30 (Call 01/01/30)(a)	2,361	2,303,043
Boston Scientific Corp.
2.65%, 06/01/30 (Call 03/01/30)(a)	5,964	5,326,432
4.00%, 03/01/29 (Call 12/01/28)	50	49,080
DENTSPLY SIRONA Inc., 3.25%, 06/01/30
(Call 03/01/30)(a)	3,680	3,201,905
DH Europe Finance II Sarl, 2.60%, 11/15/29
(Call 08/15/29)	3,895	3,563,721
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)(a)	2,755	2,790,650
PerkinElmer Inc.
1.90%, 09/15/28 (Call 07/15/28)	2,359	2,032,844
2.25%, 09/15/31 (Call 06/15/31)(a)	2,712	2,233,851
2.55%, 03/15/31 (Call 12/15/30)	1,820	1,554,187
3.30%, 09/15/29 (Call 06/15/29)(a)	3,997	3,660,680
Smith & Nephew PLC, 2.03%, 10/14/30
(Call 07/14/30)(a)	5,215	4,289,641
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31
(Call 12/15/30)(a)	3,502	3,014,734
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	5,030	4,293,504
3.65%, 03/07/28 (Call 12/07/27)(a)	2,856	2,808,851
Thermo Fisher Scientific Inc.
1.75%, 10/15/28 (Call 08/15/28)(a)	3,363	2,981,517
2.00%, 10/15/31 (Call 07/15/31)(a)	5,296	4,512,740
2.60%, 10/01/29 (Call 07/01/29)(a)	4,119	3,767,789
UnitedHealth Group Inc., 4.00%, 05/15/29
(Call 03/15/29)	4,000	4,062,256
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)	4,453	3,835,666
3.55%, 03/20/30 (Call 12/20/29)	515	484,416
		88,032,858
Health Care - Services — 1.9%
Adventist Health System/West, 2.95%, 03/01/29
(Call 12/01/28)	855	787,256
Security	Par (000)	Value

Health Care - Services (continued)
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (Call 05/15/28)(a)	$753	$748,535
Series 2020, 2.21%, 06/15/30 (Call 03/15/30)	295	252,745
Anthem Inc.
2.25%, 05/15/30 (Call 02/15/30)	5,015	4,395,166
2.55%, 03/15/31 (Call 12/15/30)	4,834	4,295,117
2.88%, 09/15/29 (Call 06/15/29)	4,265	3,961,450
3.65%, 12/01/27 (Call 09/01/27)(a)	7,777	7,719,952
4.10%, 03/01/28 (Call 12/01/27)	6,036	6,085,958
4.10%, 05/15/32 (Call 02/15/32)(a)	4,390	4,389,017
Ascension Health, Series B, 2.53%, 11/15/29
(Call 08/15/29)(a)	1,715	1,548,490
Banner Health
1.90%, 01/01/31 (Call 07/01/30)	576	480,500
2.34%, 01/01/30 (Call 10/01/29)	1,440	1,270,051
Baylor Scott & White Holdings, Series 2021, 1.78%,
11/15/30 (Call 05/15/30)	1,975	1,639,814
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)(a)	2,355	2,217,825
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)(a)	840	696,434
Cedars-Sinai Health System, Series 2021, 2.29%,
08/15/31 (Call 02/15/31)(a)	605	527,502
CHRISTUS Health, Series C, 4.34%, 07/01/28
(Call 04/01/28)	1,340	1,338,367
CommonSpirit Health
2.78%, 10/01/30 (Call 04/01/30)	890	783,462
3.30%, 10/01/29 (Call 04/01/29)(a)	4,198	3,890,098
Fresenius Medical Care U.S. Finance III Inc.
2.38%, 02/16/31 (Call 11/16/30)(a)(b)	6,370	5,220,251
3.00%, 12/01/31 (Call 09/01/31)(a)(b)	1,575	1,338,856
3.75%, 06/15/29 (Call 03/15/29)(a)(b)	2,365	2,213,482
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(a)	4,294	3,584,416
3.38%, 03/15/29 (Call 01/15/29)(b)	3,840	3,554,758
3.63%, 03/15/32 (Call 12/15/31)(a)(b)	9,195	8,397,730
4.13%, 06/15/29 (Call 03/15/29)(a)	9,233	8,944,228
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.20%, 06/01/30 (Call 03/01/30)(a)(b)	3,396	2,949,864
Highmark Inc., 2.55%, 05/10/31 (Call 02/10/31)(b)	1,858	1,604,093
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)(a)	2,205	1,833,296
3.13%, 08/15/29 (Call 05/15/29)(a)	2,357	2,198,965
3.70%, 03/23/29 (Call 02/23/29)	4,420	4,318,550
4.88%, 04/01/30 (Call 01/01/30)(a)	3,323	3,445,885
Kaiser Foundation Hospitals, 3.15%, 05/01/27
(Call 02/01/27)	3,300	3,225,290
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)	1,220	1,060,403
2.95%, 12/01/29 (Call 09/01/29)	4,325	3,940,149
3.60%, 09/01/27 (Call 06/01/27)(a)	2,577	2,537,469
Mercy Health/OH, Series 2018, 4.30%, 07/01/28
(Call 01/01/28)	805	823,105
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)(a)	580	473,872
OhioHealth Corp., 2.30%, 11/15/31 (Call 05/15/31)	600	521,023
Piedmont Healthcare Inc., 2.04%, 01/01/32
(Call 07/01/31)	380	319,457
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)(a)	3,166	2,818,353

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)(a)	$1,060	$935,094
2.95%, 06/30/30 (Call 03/30/30)	5,452	4,916,285
4.20%, 06/30/29 (Call 03/30/29)(a)	2,217	2,204,382
Roche Holdings Inc.
1.93%, 12/13/28 (Call 10/13/28)(a)(b)	9,175	8,304,212
2.08%, 12/13/31 (Call 09/13/31)(a)(b)	9,015	7,878,268
3.63%, 09/17/28 (Call 06/17/28)(a)(b)	3,026	3,033,369
Rush Obligated Group, Series 2020, 3.92%, 11/15/29
(Call 08/15/29)	1,107	1,070,685
SSM Health Care Corp., Series A, 3.82%, 06/01/27
(Call 03/01/27)(a)	1,095	1,097,135
Stanford Health Care, Series 2020, 3.31%, 08/15/30
(Call 05/15/30)(a)	205	196,126
Sutter Health
Series 2018, 3.70%, 08/15/28 (Call 05/15/28)(a)	1,521	1,501,776
Series 20A, 2.29%, 08/15/30 (Call 02/15/30)	3,575	3,076,474
Toledo Hospital (The), Series B, 5.33%, 11/15/28	1,542	1,534,306
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	6,108	5,373,369
2.30%, 05/15/31 (Call 02/15/31)(a)	6,806	6,056,537
2.88%, 08/15/29	4,849	4,599,020
2.95%, 10/15/27	4,785	4,656,732
3.85%, 06/15/28(a)	5,715	5,804,728
3.88%, 12/15/28	4,117	4,189,619
4.20%, 05/15/32 (Call 02/15/32)	7,425	7,602,893
Universal Health Services Inc.
2.65%, 10/15/30 (Call 07/15/30)(b)	3,789	3,204,779
2.65%, 01/15/32 (Call 10/15/31)(b)	2,590	2,125,868
		191,712,891
Holding Companies - Diversified — 0.4%
Ares Capital Corp.
2.88%, 06/15/27 (Call 05/15/27)(a)	1,180	1,037,237
2.88%, 06/15/28 (Call 04/15/28)	4,672	3,952,821
3.20%, 11/15/31 (Call 08/15/31)	3,750	2,918,723
Blackstone Private Credit Fund, 4.00%, 01/15/29
(Call 11/15/28)(b)	5,870	5,185,328
Blackstone Secured Lending Fund, 2.85%, 09/30/28
(Call 07/30/28)(b)	3,830	3,198,213
CK Hutchison International 17 II Ltd., 3.25%,
09/29/27(a)(b)	830	810,213
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29
(Call 06/06/29)(a)(b)	4,522	4,128,111
CK Hutchison International 19 Ltd., 3.63%, 04/11/29
(Call 01/11/29)(a)(b)	2,658	2,574,060
FS KKR Capital Corp.
3.13%, 10/12/28 (Call 08/12/28)(a)	3,715	3,178,185
3.25%, 07/15/27 (Call 06/15/27)	765	689,025
JAB Holdings BV, 2.20%, 11/23/30 (Call 08/23/30)(b)	2,620	2,146,614
Owl Rock Capital Corp., 2.88%, 06/11/28
(Call 04/11/28)	4,861	4,103,726
Prospect Capital Corp., 3.44%, 10/15/28
(Call 08/15/28)	2,930	2,405,608
		36,327,864
Home Builders — 0.2%
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)(a)	2,158	1,864,128
Lennar Corp.
4.75%, 11/29/27 (Call 05/29/27)	3,932	3,953,630
5.00%, 06/15/27 (Call 12/15/26)	1,470	1,500,150
Security	Par (000)	Value

Home Builders (continued)
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	$1,960	$1,543,307
3.85%, 01/15/30 (Call 07/15/29)	1,452	1,290,575
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	4,709	4,221,326
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(a)	2,725	2,503,843
4.35%, 02/15/28 (Call 11/15/27)(a)	2,220	2,128,871
		19,005,830
Home Furnishings — 0.2%
Controladora Mabe SA de CV, 5.60%, 10/23/28
(Call 07/23/28)(b)	1,673	1,691,420
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	2,200	2,119,873
4.40%, 03/15/29 (Call 12/15/28)	2,684	2,669,152
Panasonic Holdings Corp., 3.11%, 07/19/29
(Call 04/19/29)(a)(b)	2,365	2,213,015
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	1,907	1,613,599
4.70%, 05/14/32 (Call 02/14/32)(a)	2,730	2,786,321
4.75%, 02/26/29 (Call 11/26/28)(a)	3,184	3,239,126
		16,332,506
Household Products & Wares — 0.5%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)(a)	2,265	1,863,865
2.65%, 04/30/30 (Call 02/01/30)(a)	2,520	2,198,290
4.88%, 12/06/28 (Call 09/06/28)(a)	2,452	2,526,592
Church & Dwight Co. Inc.
2.30%, 12/15/31 (Call 09/15/31)	1,565	1,341,350
3.15%, 08/01/27 (Call 05/01/27)	1,930	1,872,363
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)(a)	2,829	2,363,049
3.10%, 10/01/27 (Call 07/01/27)(a)	2,019	1,964,924
3.90%, 05/15/28 (Call 02/15/28)(a)	2,110	2,104,273
4.40%, 05/01/29 (Call 03/01/29)	1,000	1,013,597
4.60%, 05/01/32 (Call 02/01/32)	6,000	6,179,151
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)(a)	5,507	4,881,007
2.00%, 11/02/31 (Call 08/02/31)(a)	2,982	2,557,374
3.10%, 03/26/30 (Call 12/26/29)	3,487	3,325,514
3.20%, 04/25/29 (Call 01/25/29)(a)	1,992	1,925,738
3.95%, 11/01/28 (Call 08/01/28)	1,052	1,068,917
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31
(Call 04/01/31)(b)	1,020	857,810
Reckitt Benckiser Treasury Services PLC, 3.00%,
06/26/27 (Call 03/26/27)(a)(b)	11,541	11,146,819
St Engineering Urban Solutions USA Inc., 3.75%,
05/05/32 (Call 11/05/31)	3,000	2,921,206
		52,111,839
Insurance — 4.4%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6 mo. LIBOR US + 3.540%)(c)	3,925	3,918,765
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)	4,861	4,732,569
AIA Group Ltd.
3.38%, 04/07/30 (Call 01/07/30)(b)	4,847	4,626,122
3.60%, 04/09/29 (Call 01/09/29)(b)	5,009	4,886,992
3.90%, 04/06/28 (Call 01/06/28)(a)(b)	3,002	3,002,793
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(b)	290	347,130
Alleghany Corp., 3.63%, 05/15/30 (Call 02/15/30)	2,222	2,126,935

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Allstate Corp. (The), 1.45%, 12/15/30 (Call 09/15/30)	$2,818	$2,290,755
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)(a)	2,832	2,872,232
American Financial Group Inc./OH, 5.25%, 04/02/30
(Call 01/02/30)(a)	1,323	1,339,026
American International Group Inc.
3.40%, 06/30/30 (Call 03/30/30)	345	326,139
4.20%, 04/01/28 (Call 01/01/28)	265	266,642
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3 mo. LIBOR US + 2.868%)(c)	3,753	3,574,732
Americo Life Inc., 3.45%, 04/15/31(b)	1,914	1,631,551
AmFam Holdings Inc., 2.81%, 03/11/31
(Call 12/11/30)(a)(b)	2,245	1,959,166
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	3,652	3,276,115
3.75%, 05/02/29 (Call 02/02/29)(a)	4,046	3,921,361
4.50%, 12/15/28 (Call 09/15/28)	3,297	3,341,364
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)(a)	3,790	3,125,638
2.60%, 12/02/31 (Call 09/02/31)	1,445	1,246,761
Arthur J Gallagher & Co., 2.40%, 11/09/31
(Call 08/09/31)	1,944	1,633,035
Ascot Group Ltd., 4.25%, 12/15/30 (Call 12/15/25)(b)	100	97,566
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	466	380,422
3.70%, 02/22/30 (Call 11/22/29)(a)	1,892	1,728,592
4.90%, 03/27/28 (Call 12/27/27)	2,343	2,368,003
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31
(Call 03/15/31)	2,407	2,156,409
Athene Global Funding
1.99%, 08/19/28(a)(b)	3,043	2,575,865
2.45%, 08/20/27(a)(b)	2,880	2,627,022
2.50%, 03/24/28(b)	3,110	2,767,033
2.55%, 11/19/30(a)(b)	3,418	2,835,382
2.65%, 10/04/31(b)	1,190	995,597
2.67%, 06/07/31(a)(b)	3,046	2,545,784
2.72%, 01/07/29(b)	2,920	2,561,025
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)(a)	2,449	2,184,605
4.13%, 01/12/28 (Call 10/12/27)(a)	4,965	4,801,179
6.15%, 04/03/30 (Call 01/03/30)	2,576	2,723,092
AXA SA, 8.60%, 12/15/30	6,529	8,046,405
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)(a)	1,866	1,810,859
4.90%, 01/15/40 (Call 01/15/30)(a)(c)	1,634	1,459,376
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)(a)	2,210	2,187,002
Belrose Funding Trust, 2.33%, 08/15/30
(Call 05/15/30)(a)(b)	2,739	2,272,229
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	3,885	3,227,734
1.85%, 03/12/30 (Call 12/12/29)(a)	2,301	2,001,126
2.88%, 03/15/32 (Call 12/15/31)	3,905	3,584,091
Brighthouse Financial Global Funding, 2.00%, 06/28/28(a)(b)	1,572	1,387,056
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)(a)	225	216,938
5.63%, 05/15/30 (Call 02/15/30)(a)	2,883	2,969,832
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(a)	2,670	2,208,631
Security	Par (000)	Value

Insurance (continued)
4.20%, 03/17/32 (Call 12/17/31)(a)	$3,215	$3,030,527
4.50%, 03/15/29 (Call 12/15/28)(a)	2,417	2,427,523
Chubb INA Holdings Inc., 1.38%, 09/15/30
(Call 06/15/30)(a)	1,823	1,500,168
Cincinnati Financial Corp., 6.92%, 05/15/28(a)	475	549,613
CNA Financial Corp.
2.05%, 08/15/30 (Call 05/15/30)	2,432	2,027,460
3.45%, 08/15/27 (Call 05/15/27)	2,776	2,695,887
3.90%, 05/01/29 (Call 02/01/29)	2,838	2,738,654
CNO Financial Group Inc., 5.25%, 05/30/29
(Call 02/28/29)(a)	2,135	2,165,026
CNO Global Funding, 2.65%, 01/06/29(b)	3,450	3,092,895
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(b)	4,080	3,915,340
3.90%, 04/05/32 (Call 01/05/32)(b)	7,250	6,888,648
Doctors Co. An Interinsurance Exchange (The), 4.50%,
01/18/32 (Call 10/18/31)(b)	755	670,389
Empower Finance 2020 LP
1.36%, 09/17/27 (Call 07/17/27)(a)(b)	3,525	3,079,067
1.78%, 03/17/31 (Call 12/17/30)(a)(b)	989	816,128
Enstar Group Ltd.
3.10%, 09/01/31 (Call 03/01/31)	2,425	2,039,098
4.95%, 06/01/29 (Call 03/01/29)(a)	2,969	2,962,809
Equitable Financial Life Global Funding
1.40%, 08/27/27(b)	3,749	3,305,452
1.75%, 11/15/30(a)(b)	1,462	1,204,801
1.80%, 03/08/28(b)	2,735	2,420,615
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	8,734	8,759,261
7.00%, 04/01/28(a)	725	818,980
F&G Global Funding, 2.00%, 09/20/28(a)(b)	3,760	3,252,598
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31 (Call 12/03/30)	3,540	3,156,683
4.63%, 04/29/30 (Call 01/29/30)	2,248	2,202,225
4.85%, 04/17/28 (Call 01/17/28)	3,496	3,488,683
Farmers Exchange Capital, 7.05%, 07/15/28(b)	310	342,596
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	2,213	1,826,785
3.40%, 06/15/30 (Call 03/15/30)(a)	3,683	3,335,867
4.50%, 08/15/28 (Call 05/15/28)(a)	1,357	1,341,286
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)(a)	2,753	2,227,501
4.00%, 05/15/30 (Call 02/15/30)	2,409	2,250,020
Five Corners Funding Trust II, 2.85%, 05/15/30
(Call 02/15/30)(a)(b)	4,678	4,163,155
GA Global Funding Trust
1.95%, 09/15/28(a)(b)	2,980	2,602,575
2.90%, 01/06/32(a)(b)	2,575	2,214,723
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(a)(b)	2,957	2,500,115
4.40%, 10/15/29 (Call 07/15/29)(b)	2,513	2,352,281
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	2,046	1,725,123
4.55%, 09/15/28 (Call 06/15/28)(a)	3,225	3,272,856
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28
(Call 02/17/28)(a)(b)	825	823,165
Guardian Life Global Funding
1.25%, 11/19/27(a)(b)	1,674	1,458,579
1.40%, 07/06/27(a)(b)	1,147	1,024,942
1.63%, 09/16/28(b)	3,225	2,745,863

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30
(Call 06/01/30)	$1,621	$1,395,811
Hartford Financial Services Group Inc. (The), 2.80%,
08/19/29 (Call 05/19/29)	3,598	3,264,695
Jackson Financial Inc., 3.13%, 11/23/31
(Call 08/23/31)(a)(b)	2,120	1,776,070
Jackson National Life Global Funding, 3.05%, 06/21/29(b)	1,790	1,680,615
Kemper Corp.
2.40%, 09/30/30 (Call 06/30/30)(a)	2,492	2,060,104
3.80%, 02/23/32 (Call 11/23/31)	1,300	1,188,026
Liberty Mutual Group Inc., 4.57%, 02/01/29(a)(b)	5,502	5,539,729
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	2,591	2,363,844
3.40%, 01/15/31 (Call 10/15/30)(a)	2,298	2,135,663
3.40%, 03/01/32 (Call 12/01/31)	200	182,374
3.80%, 03/01/28 (Call 12/01/27)(a)	3,133	3,092,990
Loews Corp., 3.20%, 05/15/30 (Call 02/15/30)	2,237	2,077,883
Manulife Financial Corp., 3.70%, 03/16/32
(Call 12/16/31)	1,710	1,635,105
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	2,211	2,087,682
3.50%, 11/01/27 (Call 08/01/27)	1,499	1,466,443
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	3,920	3,396,302
2.38%, 12/15/31 (Call 09/15/31)(a)	1,339	1,157,217
4.38%, 03/15/29 (Call 12/15/28)	7,907	8,025,409
MassMutual Global Funding II
1.55%, 10/09/30(b)	1,901	1,573,979
2.15%, 03/09/31(b)	2,705	2,335,864
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48
(Call 04/26/28)(a)(b)(c)	4,600	4,706,631
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)(a)	5,138	5,309,783
Metropolitan Life Global Funding, 2.40%, 01/11/32(b)	3,840	3,327,676
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	2,213	1,796,647
2.95%, 04/09/30(b)	4,895	4,489,442
3.00%, 09/19/27(a)(b)	3,636	3,497,820
3.05%, 06/17/29(b)	2,925	2,734,026
3.30%, 03/21/29(b)	3,840	3,666,473
Mitsui Sumitomo Insurance Co. Ltd., 4.95%,
(Call 03/06/29)(b)(c)(d)	4,000	4,041,795
Nationwide Mutual Insurance Co., 8.25%, 12/01/31(b)	30	36,537
New York Life Global Funding
1.20%, 08/07/30(a)(b)	2,067	1,660,787
1.85%, 08/01/31(a)(b)	3,060	2,553,334
3.00%, 01/10/28(b)	5,343	5,160,506
Nippon Life Insurance Co.
2.75%, 01/21/51 (Call 01/21/31)(a)(b)(c)	7,393	6,244,479
2.90%, 09/16/51 (Call 09/16/31)(b)(c)	4,805	4,019,937
3.40%, 01/23/50 (Call 01/23/30)(a)(b)(c)	4,639	4,174,009
Northwestern Mutual Global Funding, 1.70%, 06/01/28(b)	1,628	1,459,642
Ohio National Financial Services Inc.
5.80%, 01/24/30 (Call 10/24/29)(a)(b)	2,118	2,127,748
6.63%, 05/01/31(a)(b)	735	776,311
Pacific Life Global Funding II
1.45%, 01/20/28(a)(b)	2,358	2,042,044
1.60%, 09/21/28(a)(b)	2,340	2,004,870
2.45%, 01/11/32(a)(b)	2,245	1,919,832
Security	Par (000)	Value

Insurance (continued)
PartnerRe Finance B LLC
3.70%, 07/02/29 (Call 04/02/29)	$2,495	$2,408,702
4.50%, 10/01/50 (Call 04/01/30)(c)	2,250	2,005,695
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	3,645	3,187,360
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	3,321	2,818,208
3.70%, 05/15/29 (Call 02/15/29)	3,087	2,985,937
Principal Life Global Funding II
1.50%, 08/27/30(b)	2,162	1,750,757
1.63%, 11/19/30(b)	1,275	1,042,751
2.50%, 09/16/29(a)(b)	2,585	2,317,935
Progressive Corp. (The)
3.00%, 03/15/32 (Call 12/15/31)(a)	3,870	3,572,914
3.20%, 03/26/30 (Call 12/26/29)(a)	957	900,839
4.00%, 03/01/29 (Call 12/01/28)(a)	2,382	2,404,012
6.63%, 03/01/29(a)	55	63,343
Protective Life Corp.
3.40%, 01/15/30 (Call 10/15/29)(b)	1,739	1,614,945
4.30%, 09/30/28 (Call 06/30/28)(a)(b)	1,107	1,116,461
Protective Life Global Funding
1.74%, 09/21/30(b)	3,047	2,506,469
1.90%, 07/06/28(b)	4,909	4,324,484
Prudential Financial Inc.
2.10%, 03/10/30 (Call 12/10/29)(a)	3,690	3,255,834
3.70%, 10/01/50 (Call 07/01/30)(c)	4,414	3,792,388
3.88%, 03/27/28 (Call 12/27/27)(a)	2,276	2,294,595
4.50%, 09/15/47 (Call 09/15/27),
(3 mo. LIBOR US + 2.380%)(a)(c)	2,542	2,331,643
5.13%, 03/01/52 (Call 11/28/31)(c)	3,000	2,883,750
5.70%, 09/15/48 (Call 09/15/28),
(3 mo. LIBOR US + 2.665%)(a)(c)	4,362	4,335,304
Prudential PLC
3.13%, 04/14/30	4,558	4,249,325
3.63%, 03/24/32 (Call 12/24/31)(a)	1,600	1,507,549
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)(a)	2,889	2,643,493
3.90%, 05/15/29 (Call 02/15/29)	2,872	2,782,793
RenaissanceRe Finance Inc., 3.45%, 07/01/27
(Call 04/01/27)(a)	549	536,294
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)(a)	3,482	3,304,961
RGA Global Funding, 2.70%, 01/18/29(b)	2,850	2,579,044
Sammons Financial Group Inc.
3.35%, 04/16/31 (Call 01/16/31)(a)(b)	4,097	3,531,503
4.75%, 04/08/32 (Call 01/08/32)(b)	2,010	1,901,003
SBL Holdings Inc., 5.00%, 02/18/31 (Call 11/18/30)(a)(b)	2,850	2,504,301
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	2,085	1,780,667
Sumitomo Life Insurance Co.
3.38%, 04/15/81 (Call 04/15/31)(a)(b)(c)	4,550	4,056,463
4.00%, 09/14/77 (Call 09/14/27),
(3 mo. LIBOR US + 2.993%)(a)(b)(c)	4,280	4,108,502
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49
(Call 04/02/29)(b)(c)	4,940	4,841,200
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	1,871	1,811,405
Voya Financial Inc., 4.70%, 01/23/48 (Call 01/23/28),
(3 mo. LIBOR US + 2.084%)(c)	3,066	2,612,767

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	$3,776	$3,377,534
4.50%, 09/15/28 (Call 06/15/28)	3,241	3,226,617
		446,036,521
Internet — 2.4%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)	6,520	5,414,835
3.40%, 12/06/27 (Call 09/06/27)(a)	11,689	11,257,710
Alphabet Inc.
0.80%, 08/15/27 (Call 06/15/27)(a)	4,554	4,055,552
1.10%, 08/15/30 (Call 05/15/30)(a)	10,433	8,767,988
Amazon.com Inc.
1.20%, 06/03/27 (Call 04/03/27)	5,546	4,996,921
1.50%, 06/03/30 (Call 03/03/30)	9,081	7,744,096
1.65%, 05/12/28 (Call 03/12/28)	10,551	9,524,417
2.10%, 05/12/31 (Call 02/12/31)	13,572	11,947,024
3.15%, 08/22/27 (Call 05/22/27)	15,985	15,806,483
3.45%, 04/13/29 (Call 02/13/29)	7,125	7,081,056
3.60%, 04/13/32 (Call 01/13/32)	14,085	13,943,260
Baidu Inc.
2.38%, 10/09/30 (Call 07/09/30)	200	168,785
2.38%, 08/23/31 (Call 05/23/31)(a)	2,355	1,968,367
3.43%, 04/07/30 (Call 01/07/30)	2,160	1,991,542
3.63%, 07/06/27(a)	2,937	2,853,778
4.38%, 03/29/28 (Call 12/29/27)(a)	2,151	2,137,271
4.88%, 11/14/28 (Call 08/14/28)(a)	1,879	1,909,456
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)(a)	2,313	2,274,537
4.63%, 04/13/30 (Call 01/13/30)	7,360	7,596,981
eBay Inc.
2.60%, 05/10/31 (Call 02/10/31)	3,322	2,859,684
2.70%, 03/11/30 (Call 12/11/29)(a)	5,513	4,878,227
3.60%, 06/05/27 (Call 03/05/27)(a)	3,816	3,756,815
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(a)	5,049	4,263,317
3.25%, 02/15/30 (Call 11/15/29)	6,269	5,535,766
3.80%, 02/15/28 (Call 11/15/27)(a)	5,386	5,130,283
4.63%, 08/01/27 (Call 05/01/27)	2,612	2,607,717
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)(a)	3,632	3,325,601
Meituan, 3.05%, 10/28/30 (Call 07/28/30)(b)	5,130	3,885,487
Netflix Inc.
4.88%, 04/15/28	7,220	7,158,407
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	5,228	5,139,124
5.38%, 11/15/29(a)(b)	3,468	3,494,010
5.88%, 11/15/28(a)	8,428	8,728,714
6.38%, 05/15/29(a)	4,108	4,366,157
Prosus NV
3.06%, 07/13/31 (Call 04/13/31)(b)	8,380	6,479,856
3.68%, 01/21/30 (Call 10/21/29)(a)(b)	5,269	4,389,958
4.85%, 07/06/27 (Call 04/06/27)(b)	100	94,238
Tencent Holdings Ltd.
2.39%, 06/03/30 (Call 03/03/30)(b)	10,415	8,884,884
2.88%, 04/22/31 (Call 01/22/31)(a)(b)	2,255	1,976,011
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	10,680	10,214,381
3.98%, 04/11/29 (Call 01/11/29)(a)(b)	12,228	11,768,223
Tencent Music Entertainment Group, 2.00%, 09/03/30
(Call 06/03/30)(a)	2,520	1,997,503
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	3,710	3,097,707
4.75%, 07/15/27 (Call 07/15/22)(a)	2,275	2,270,092
Security	Par (000)	Value

Internet (continued)
Weibo Corp., 3.38%, 07/08/30 (Call 04/08/30)(a)	$2,264	$1,873,364
		239,615,585
Iron & Steel — 0.3%
ArcelorMittal SA, 4.25%, 07/16/29(a)	2,799	2,739,061
Gerdau Trade Inc., 4.88%, 10/24/27(a)(b)	1,825	1,872,468
GUSAP III LP, 4.25%, 01/21/30 (Call 07/21/29)(b)	2,725	2,617,362
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)(a)	2,812	2,512,501
3.13%, 04/01/32 (Call 01/01/32)	385	348,023
3.95%, 05/01/28 (Call 02/01/28)	2,668	2,643,413
Reliance Steel & Aluminum Co., 2.15%, 08/15/30
(Call 05/15/30)	1,685	1,426,434
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)(a)	2,046	1,800,252
3.25%, 01/15/31 (Call 10/15/30)(a)	2,903	2,634,818
3.45%, 04/15/30 (Call 01/15/30)	2,695	2,499,255
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)(a)	7,602	7,077,462
		28,171,049
Leisure Time — 0.0%
Brunswick Corp.
2.40%, 08/18/31 (Call 05/18/31)	2,850	2,223,828
4.40%, 09/15/32 (Call 06/15/32)	1,400	1,261,535
		3,485,363
Lodging — 0.4%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	1,527	1,408,903
3.70%, 01/15/31 (Call 10/15/30)	2,989	2,740,832
Hyatt Hotels Corp.
4.38%, 09/15/28 (Call 06/15/28)	1,777	1,718,197
6.00%, 04/23/30 (Call 01/23/30)	2,702	2,821,985
Las Vegas Sands Corp., 3.90%, 08/08/29
(Call 05/08/29)(a)	3,290	2,866,762
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	736	736,463
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	4,986	4,937,018
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	5,378	4,659,041
Series X, 4.00%, 04/15/28 (Call 01/15/28)(a)	2,717	2,639,940
Sands China Ltd.
3.25%, 08/08/31 (Call 05/08/31)(a)(b)	4,000	2,781,681
4.38%, 06/18/30 (Call 03/18/30)	1,439	1,131,193
5.40%, 08/08/28 (Call 05/08/28)	8,422	7,423,656
		35,865,671
Machinery — 0.8%
ABB Finance USA Inc., 3.80%, 04/03/28
(Call 01/03/28)	1,065	1,065,458
Caterpillar Financial Services Corp., 1.10%, 09/14/27(a)	3,564	3,165,829
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)(a)	3,198	2,782,010
2.60%, 09/19/29 (Call 06/19/29)	2,502	2,326,217
2.60%, 04/09/30 (Call 01/09/30)(a)	3,034	2,812,470
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)(a)	2,534	2,477,915
Deere & Co.
3.10%, 04/15/30 (Call 01/15/30)	3,069	2,925,711
5.38%, 10/16/29(a)	1,716	1,882,998
7.13%, 03/03/31	50	61,619
8.10%, 05/15/30	280	356,682
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	995	926,304

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)(a)	$2,404	$1,966,570
3.50%, 10/01/30 (Call 07/01/30)(a)	2,279	2,030,235
IDEX Corp.
2.63%, 06/15/31 (Call 03/15/31)(a)	1,393	1,212,182
3.00%, 05/01/30 (Call 02/01/30)	3,341	3,007,454
John Deere Capital Corp.
1.45%, 01/15/31(a)	4,278	3,561,884
1.50%, 03/06/28(a)	2,543	2,278,061
2.00%, 06/17/31(a)	3,585	3,112,631
2.45%, 01/09/30	3,854	3,517,992
2.80%, 09/08/27	2,407	2,324,773
2.80%, 07/18/29	2,822	2,660,109
3.05%, 01/06/28	1,734	1,686,293
3.35%, 04/18/29	4,395	4,297,410
3.45%, 03/07/29(a)	2,647	2,601,354
nVent Finance Sarl
2.75%, 11/15/31 (Call 08/15/31)(a)	1,135	981,337
4.55%, 04/15/28 (Call 01/15/28)(a)	1,866	1,850,692
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	1,505	1,314,338
4.60%, 05/15/28 (Call 02/15/28)(a)	1,572	1,583,105
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	7,006	6,165,587
Rockwell Automation Inc.
1.75%, 08/15/31 (Call 05/15/31)	2,330	1,949,329
3.50%, 03/01/29 (Call 12/01/28)(a)	3,291	3,232,619
6.70%, 01/15/28(a)	195	221,697
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)(a)	6,363	6,403,758
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(a)	3,750	3,391,376
2.25%, 01/30/31 (Call 10/30/30)(a)	3,617	3,130,718
		85,264,717
Manufacturing — 0.7%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	3,237	2,964,166
2.88%, 10/15/27 (Call 07/15/27)(a)	4,648	4,525,880
3.05%, 04/15/30 (Call 01/15/30)	2,928	2,795,104
3.38%, 03/01/29 (Call 12/01/28)(a)	4,255	4,176,385
3.63%, 09/14/28 (Call 06/14/28)(a)	2,947	2,952,528
Carlisle Companies Inc.
2.20%, 03/01/32 (Call 12/01/31)	2,625	2,108,398
2.75%, 03/01/30 (Call 12/01/29)(a)	3,557	3,141,882
3.75%, 12/01/27 (Call 09/01/27)(a)	1,639	1,600,872
Eaton Corp., 3.10%, 09/15/27 (Call 06/15/27)(a)	3,407	3,305,987
GE Capital Funding LLC, 4.55%, 05/15/32
(Call 02/15/32)	60	60,341
General Electric Co., 6.75%, 03/15/32	5,590	6,503,657
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	4,861	4,546,572
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	1,976	1,943,900
Siemens Financieringsmaatschappij NV
1.70%, 03/11/28(a)(b)	6,087	5,433,968
2.15%, 03/11/31(a)(b)	8,347	7,245,996
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	2,563	2,160,794
3.00%, 06/01/30 (Call 03/01/30)(a)	2,938	2,632,116
3.38%, 03/01/28 (Call 12/01/27)	1,521	1,458,143
3.90%, 09/17/29 (Call 06/17/29)(a)	1,500	1,444,645
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	2,669	2,584,887
Security	Par (000)	Value

Manufacturing (continued)
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	$3,451	$3,313,449
		66,899,670
Media — 1.9%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	5,485	4,669,215
2.30%, 02/01/32 (Call 11/01/31)	3,592	2,841,238
2.80%, 04/01/31 (Call 01/01/31)(a)	6,527	5,455,880
3.75%, 02/15/28 (Call 11/15/27)(a)	4,661	4,414,185
4.20%, 03/15/28 (Call 12/15/27)(a)	5,876	5,687,529
4.40%, 04/01/33 (Call 01/01/33)(a)	7,275	6,836,953
5.05%, 03/30/29 (Call 12/30/28)	5,422	5,399,614
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	8,415	6,979,993
1.95%, 01/15/31 (Call 10/15/30)	7,267	6,250,873
2.65%, 02/01/30 (Call 11/01/29)	7,767	7,178,677
3.15%, 02/15/28 (Call 11/15/27)	7,621	7,441,678
3.40%, 04/01/30 (Call 01/01/30)	7,398	7,165,649
3.55%, 05/01/28 (Call 02/01/28)	5,395	5,336,234
4.15%, 10/15/28 (Call 07/15/28)	19,134	19,574,680
4.25%, 10/15/30 (Call 07/15/30)(a)	6,278	6,396,706
Cox Communications Inc.
1.80%, 10/01/30 (Call 07/01/30)(a)(b)	3,329	2,714,488
2.60%, 06/15/31 (Call 03/15/31)(a)(b)	3,752	3,219,294
3.50%, 08/15/27 (Call 05/15/27)(a)(b)	3,084	3,009,396
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	4,612	4,261,638
3.95%, 03/20/28 (Call 12/20/27)(a)	7,729	7,453,258
4.13%, 05/15/29 (Call 02/15/29)	3,476	3,317,960
FactSet Research Systems Inc., 3.45%, 03/01/32
(Call 12/01/31)	2,555	2,305,300
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	1,522	1,413,649
4.71%, 01/25/29 (Call 10/25/28)	9,145	9,255,072
Paramount Global
3.38%, 02/15/28 (Call 11/15/27)(a)	2,749	2,598,502
3.70%, 06/01/28 (Call 03/01/28)	2,639	2,541,418
4.20%, 06/01/29 (Call 03/01/29)(a)	2,575	2,507,339
4.20%, 05/19/32 (Call 02/19/32)	4,025	3,768,026
4.95%, 01/15/31 (Call 10/15/30)(a)	3,235	3,239,169
7.88%, 07/30/30(a)	5,125	6,095,189
TCI Communications Inc., 7.13%, 02/15/28	1,369	1,589,057
TWDC Enterprises 18 Corp.
2.95%, 06/15/27(a)	4,526	4,396,839
Series B, 7.00%, 03/01/32	470	573,303
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)(a)	9,759	8,617,465
2.20%, 01/13/28	5,478	5,113,396
2.65%, 01/13/31	12,084	10,935,803
3.80%, 03/22/30(a)	6,406	6,353,438
		196,908,103
Metal Fabricate & Hardware — 0.0%
Timken Co. (The)
4.13%, 04/01/32 (Call 01/01/32)	1,055	992,433
4.50%, 12/15/28 (Call 09/15/28)	1,960	1,949,108
		2,941,541

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining — 1.3%
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(a)(b)	$2,786	$2,483,185
2.63%, 09/10/30 (Call 06/10/30)(b)	4,754	4,066,123
2.88%, 03/17/31 (Call 12/17/30)(a)(b)	2,539	2,193,782
3.88%, 03/16/29 (Call 01/16/29)(a)(b)	1,680	1,597,582
4.00%, 09/11/27(b)	3,222	3,149,823
4.50%, 03/15/28 (Call 12/15/27)(b)	3,392	3,391,847
5.63%, 04/01/30 (Call 01/01/30)(a)(b)	3,672	3,838,777
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	1,025	901,463
3.75%, 10/01/30 (Call 07/01/30)(a)	3,360	2,906,400
Antofagasta PLC, 2.38%, 10/14/30 (Call 07/14/30)(a)(b)	2,060	1,696,657
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29 (Call 06/30/29)(b)	4,820	4,346,242
3.15%, 01/14/30 (Call 10/14/29)(b)	4,138	3,752,876
3.63%, 08/01/27 (Call 05/01/27)(b)	5,306	5,097,892
3.75%, 01/15/31 (Call 10/15/30)(b)	4,585	4,296,466
Freeport Indonesia PT, 5.32%, 04/14/32
(Call 01/01/32)(b)	6,055	5,884,249
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	3,305	3,169,330
4.25%, 03/01/30 (Call 03/01/25)	3,245	3,064,396
4.38%, 08/01/28 (Call 08/01/23)(a)	3,440	3,320,770
4.63%, 08/01/30 (Call 08/01/25)(a)	3,842	3,716,443
5.00%, 09/01/27 (Call 09/01/22)(a)	2,525	2,563,102
5.25%, 09/01/29 (Call 09/01/24)	2,895	2,892,618
Glencore Funding LLC
2.50%, 09/01/30 (Call 06/01/30)(a)(b)	4,897	4,141,743
2.63%, 09/23/31 (Call 06/23/31)(a)(b)	3,570	2,995,070
2.85%, 04/27/31 (Call 01/27/31)(b)	2,909	2,498,964
3.88%, 10/27/27 (Call 07/27/27)(b)	1,645	1,597,016
4.88%, 03/12/29 (Call 12/12/28)(a)(b)	4,390	4,405,674
Indonesia Asahan Aluminium Persero PT
5.45%, 05/15/30 (Call 02/15/30)(a)(b)	5,051	5,135,150
6.53%, 11/15/28(b)	4,433	4,745,925
Industrias Penoles SAB de CV, 4.15%, 09/12/29
(Call 06/12/29)(b)	3,340	3,141,303
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(a)	2,868	2,889,959
Newcastle Coal Infrastructure Group Pty Ltd.
4.40%, 09/29/27 (Call 06/29/27)(b)	2,599	2,338,560
4.70%, 05/12/31 (Call 02/12/31)(b)	2,505	2,103,171
Newcrest Finance Pty Ltd., 3.25%, 05/13/30
(Call 02/13/30)(a)(b)	3,495	3,182,135
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	5,039	4,324,088
2.60%, 07/15/32 (Call 04/15/32)(a)	2,860	2,457,268
2.80%, 10/01/29 (Call 07/01/29)	3,593	3,269,312
Rio Tinto Alcan Inc., 7.25%, 03/15/31	3,167	3,872,516
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	2,299	2,689,831
South32 Treasury Ltd., 4.35%, 04/14/32
(Call 01/14/32)(b)	25	23,946
Teck Resources Ltd., 3.90%, 07/15/30 (Call 04/15/30)	2,667	2,524,311
Yamana Gold Inc.
2.63%, 08/15/31 (Call 05/15/31)	2,995	2,514,204
4.63%, 12/15/27 (Call 09/15/27)(a)	1,229	1,229,741
		130,409,910
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	3,510	3,097,575
3.28%, 12/01/28 (Call 10/01/28)	1,395	1,254,252
Security	Par (000)	Value

Office & Business Equipment (continued)
3.57%, 12/01/31 (Call 09/01/31)	$4,755	$4,207,654
4.25%, 04/01/28 (Call 10/01/22)(a)	2,695	2,574,075
		11,133,556
Oil & Gas — 4.8%
Aker BP ASA
3.75%, 01/15/30 (Call 10/15/29)(a)(b)	4,635	4,319,415
4.00%, 01/15/31 (Call 10/15/30)(b)	3,335	3,128,662
BP Capital Markets America Inc.
1.70%, 08/10/30 (Call 05/10/30)(a)	4,592	3,895,408
2.72%, 01/12/32 (Call 10/12/31)	9,220	8,296,358
3.63%, 04/06/30 (Call 01/06/30)(a)	5,814	5,676,672
3.94%, 09/21/28 (Call 06/21/28)(a)	6,288	6,308,154
4.23%, 11/06/28 (Call 08/06/28)(a)	8,919	9,108,263
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	4,357	4,266,705
3.72%, 11/28/28 (Call 08/28/28)	5,193	5,138,189
4.88%, (Call 03/22/30)(a)(c)(d)	11,666	10,908,768
Burlington Resources LLC, 7.20%, 08/15/31	5,250	6,428,283
Canadian Natural Resources Ltd.
2.95%, 07/15/30 (Call 04/15/30)(a)	3,862	3,473,017
3.85%, 06/01/27 (Call 03/01/27)	5,992	5,903,858
7.20%, 01/15/32	580	678,833
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	2,290	1,971,030
4.40%, 04/15/29 (Call 01/15/29)(a)	3,793	3,772,701
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	4,779	4,482,849
2.24%, 05/11/30 (Call 02/11/30)	6,932	6,261,905
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)	4,545	4,034,087
3.25%, 10/15/29 (Call 07/15/29)	2,773	2,691,444
3.85%, 01/15/28 (Call 10/15/27)	3,711	3,771,935
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29
(Call 06/30/29)(a)	3,420	3,180,972
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28(a)	3,335	3,423,239
Conoco Funding Co., 7.25%, 10/15/31	2,270	2,781,339
ConocoPhillips Co., 6.95%, 04/15/29(a)	8,708	10,297,607
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(b)	2,420	2,028,734
4.38%, 01/15/28 (Call 10/15/27)	4,985	4,887,793
5.75%, 01/15/31 (Call 07/15/30)(b)	7,365	7,571,073
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)(b)	3,132	3,122,904
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	3,528	3,479,410
5.25%, 10/15/27 (Call 10/15/22)	1,200	1,217,803
5.88%, 06/15/28 (Call 06/15/23)(a)	745	776,522
7.88%, 09/30/31	885	1,086,491
7.95%, 04/15/32	100	123,261
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	3,951	3,582,844
3.50%, 12/01/29 (Call 09/01/29)(a)	5,473	5,172,453
Empresa Nacional del Petroleo
3.45%, 09/16/31 (Call 06/16/31)(b)	1,285	1,092,263
5.25%, 11/06/29 (Call 08/06/29)(b)	2,840	2,764,314
Eni SpA
4.25%, 05/09/29 (Call 02/09/29)(a)(b)	5,605	5,586,882
Series X-R, 4.75%, 09/12/28(b)	5,525	5,654,345
Eni USA Inc., 7.30%, 11/15/27(a)	435	492,500
EOG Resources Inc., 4.38%, 04/15/30
(Call 01/15/30)(a)	3,405	3,512,889

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(a)(b)	$2,175	$1,953,992
3.90%, 10/01/27 (Call 07/01/27)(a)	6,180	5,956,840
5.00%, 01/15/29 (Call 07/15/28)	816	809,661
7.50%, 02/01/30 (Call 11/01/29)(a)	3,770	4,185,379
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	5,347	4,817,640
3.13%, 04/06/30 (Call 01/06/30)(a)	7,298	6,983,036
3.63%, 09/10/28 (Call 06/10/28)(a)	6,668	6,635,147
6.50%, 12/01/28(b)	3,095	3,528,871
6.80%, 01/15/28(a)	810	922,237
7.15%, 01/15/29(a)	1,198	1,414,407
7.25%, 09/23/27(a)	1,504	1,745,132
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)(a)	6,049	5,581,966
2.61%, 10/15/30 (Call 07/15/30)(a)	7,445	6,877,225
3.48%, 03/19/30 (Call 12/19/29)	10,887	10,714,675
Helmerich & Payne Inc., 2.90%, 09/29/31
(Call 06/29/31)(a)(b)	2,555	2,226,428
Hess Corp.
7.30%, 08/15/31	3,825	4,436,986
7.88%, 10/01/29	2,045	2,418,384
KazMunayGas National Co. JSC, 5.38%, 04/24/30(a)(b)	3,235	2,990,760
Lundin Energy Finance BV, 3.10%, 07/15/31
(Call 04/15/31)(a)(b)	4,524	3,983,103
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	4,993	5,014,890
6.80%, 03/15/32	1,255	1,412,440
Marathon Petroleum Corp., 3.80%, 04/01/28
(Call 01/01/28)	2,532	2,452,279
Ovintiv Inc.
7.20%, 11/01/31	2,212	2,508,467
7.38%, 11/01/31	2,880	3,299,742
8.13%, 09/15/30	2,205	2,589,033
Pertamina Persero PT
2.30%, 02/09/31 (Call 11/09/30)(b)	4,200	3,518,470
3.10%, 01/21/30 (Call 10/21/29)(b)	2,580	2,341,350
3.10%, 08/27/30 (Call 05/25/30)(b)	2,855	2,570,640
3.65%, 07/30/29(a)(b)	3,850	3,644,570
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)(b)	400	349,557
3.50%, 04/21/30 (Call 01/21/30)(b)	10,709	10,312,457
Petronas Energy Canada Ltd., 2.11%, 03/23/28
(Call 01/23/28)(a)(b)	3,060	2,803,407
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	3,991	3,373,200
3.90%, 03/15/28 (Call 12/15/27)	4,085	4,049,841
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	7,059	5,923,672
2.15%, 01/15/31 (Call 10/15/30)	4,184	3,555,990
PTTEP Treasury Center Co. Ltd., 2.99%, 01/15/30
(Call 07/15/29)(b)	1,705	1,569,492
Qatar Energy, 2.25%, 07/12/31 (Call 04/12/31)(a)(b)	17,150	15,208,414
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(b)	2,791	2,917,540
6.33%, 09/30/27(a)(b)	3,026	3,160,028
Reliance Industries Ltd.
2.88%, 01/12/32(b)	8,460	7,242,521
3.67%, 11/30/27(a)(b)	2,610	2,545,604
Security	Par (000)	Value

Oil & Gas (continued)
SA Global Sukuk Ltd., 2.69%, 06/17/31
(Call 03/17/31)(b)	$15,220	$13,933,788
Santos Finance Ltd., 3.65%, 04/29/31
(Call 01/29/31)(b)	4,659	4,012,913
Saudi Arabian Oil Co.
2.25%, 11/24/30 (Call 08/24/30)(b)	10,690	9,465,289
3.50%, 04/16/29(b)	15,115	14,850,185
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	7,084	6,423,518
2.75%, 04/06/30 (Call 01/06/30)	8,024	7,429,162
3.88%, 11/13/28 (Call 08/13/28)(a)	7,160	7,231,955
Sinopec Group Overseas Development 2017 Ltd.,
3.25%, 09/13/27(b)	2,165	2,113,132
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31 (Call 10/08/30)(a)(b)	5,285	4,603,867
2.70%, 05/13/30 (Call 02/13/30)(b)	7,640	6,935,408
2.95%, 08/08/29 (Call 05/08/29)(b)	4,277	3,981,611
2.95%, 11/12/29 (Call 08/12/29)(a)(b)	5,297	4,917,475
4.25%, 09/12/28(a)(b)	3,540	3,609,409
Suncor Energy Inc.
7.00%, 11/15/28(a)	800	916,952
7.15%, 02/01/32	410	480,663
Tengizchevroil Finance Co. International Ltd., 3.25%,
08/15/30 (Call 02/15/30)(b)	3,523	2,820,126
Thaioil Treasury Center Co. Ltd., 2.50%, 06/18/30(b)	2,110	1,723,068
Tosco Corp., 8.13%, 02/15/30	341	428,104
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	5,743	5,362,364
3.45%, 02/19/29 (Call 11/19/28)	5,860	5,721,516
TotalEnergies Capital SA, 3.88%, 10/11/28	5,012	5,050,486
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(a)	3,131	2,837,071
2.80%, 12/01/31 (Call 09/01/31)	3,180	2,763,080
4.00%, 04/01/29 (Call 01/01/29)(a)	6,317	6,150,162
4.35%, 06/01/28 (Call 03/01/28)(a)	4,018	3,997,595
7.50%, 04/15/32	2,190	2,614,180
Woodside Finance Ltd.
3.70%, 03/15/28 (Call 12/15/27)(b)	3,669	3,464,056
4.50%, 03/04/29 (Call 12/04/28)(a)(b)	7,315	7,165,032
		487,899,814
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	2,733	2,546,030
3.34%, 12/15/27 (Call 09/15/27)	6,380	6,180,789
4.49%, 05/01/30 (Call 02/01/30)	2,276	2,305,909
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)(a)	4,670	4,279,238
HF Sinclair Corp., 4.50%, 10/01/30 (Call 07/01/30)	2,111	1,925,595
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	2,361	2,189,830
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(a)(b)	7,023	6,864,127
4.30%, 05/01/29 (Call 02/01/29)(a)(b)	4,177	4,141,467
Schlumberger Investment SA, 2.65%, 06/26/30
(Call 03/26/30)(a)	5,710	5,167,797
		35,600,782
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 4.50%, 05/15/28
(Call 02/15/28)	2,559	2,599,069

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	$2,674	$2,290,640
2.69%, 05/25/31 (Call 02/25/31)	3,418	2,900,068
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	630	578,821
CCL Industries Inc., 3.05%, 06/01/30 (Call 03/01/30)(b)	2,817	2,515,643
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	2,808	2,584,008
3.40%, 12/15/27 (Call 09/15/27)(a)	2,713	2,655,635
Sonoco Products Co.
2.85%, 02/01/32 (Call 11/01/31)	3,640	3,162,893
3.13%, 05/01/30 (Call 02/01/30)(a)	1,636	1,477,020
WestRock MWV LLC
7.95%, 02/15/31(a)	175	214,874
8.20%, 01/15/30	1,420	1,734,247
WRKCo Inc.
3.38%, 09/15/27 (Call 06/15/27)	1,330	1,295,768
3.90%, 06/01/28 (Call 03/01/28)(a)	2,895	2,860,540
4.00%, 03/15/28 (Call 12/15/27)(a)	3,232	3,203,330
4.90%, 03/15/29 (Call 12/15/28)(a)	4,029	4,141,641
		34,214,197
Pharmaceuticals — 3.7%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	25,280	23,764,146
4.25%, 11/14/28 (Call 08/14/28)(a)	8,286	8,403,912
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	4,884	4,314,210
2.80%, 05/15/30 (Call 02/15/30)(a)	2,435	2,195,308
3.45%, 12/15/27 (Call 09/15/27)(a)	3,304	3,257,082
Astrazeneca Finance LLC
1.75%, 05/28/28 (Call 03/28/28)	6,131	5,539,983
2.25%, 05/28/31 (Call 02/28/31)(a)	2,435	2,159,455
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)(a)	7,499	6,261,760
3.13%, 06/12/27 (Call 03/12/27)(a)	2,612	2,562,383
4.00%, 01/17/29 (Call 10/17/28)(a)	4,960	5,025,928
Bayer Corp., 6.65%, 02/15/28(b)	225	246,189
Bayer U.S. Finance II LLC, 4.38%, 12/15/28
(Call 09/15/28)(a)(b)	18,338	18,325,530
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)(a)	4,989	4,126,896
2.82%, 05/20/30 (Call 02/20/30)(a)	3,535	3,174,546
3.70%, 06/06/27 (Call 03/06/27)	7,911	7,843,832
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (Call 09/13/27)(a)	5,906	5,258,368
1.45%, 11/13/30 (Call 08/13/30)	4,944	4,133,542
2.95%, 03/15/32 (Call 12/15/31)(a)	9,215	8,650,755
3.40%, 07/26/29 (Call 04/26/29)	6,230	6,146,250
3.45%, 11/15/27 (Call 08/15/27)	300	298,040
3.90%, 02/20/28 (Call 11/20/27)	7,573	7,685,327
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	5,613	5,496,180
Cigna Corp.
2.38%, 03/15/31 (Call 12/15/30)	7,074	6,161,325
2.40%, 03/15/30 (Call 12/15/29)	7,218	6,377,503
3.05%, 10/15/27 (Call 07/15/27)	2,561	2,452,554
4.38%, 10/15/28 (Call 07/15/28)	17,579	17,848,763
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	13,536	11,974,576
1.75%, 08/21/30 (Call 05/21/30)	5,951	4,936,173
1.88%, 02/28/31 (Call 11/28/30)(a)	5,865	4,868,719
2.13%, 09/15/31 (Call 06/15/31)	4,630	3,892,189
Security	Par (000)	Value

Pharmaceuticals (continued)
3.25%, 08/15/29 (Call 05/15/29)	$9,621	$9,052,386
3.75%, 04/01/30 (Call 01/01/30)(a)	7,083	6,832,717
4.30%, 03/25/28 (Call 12/25/27)	20,534	20,789,881
6.25%, 06/01/27	595	651,460
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	1,834	1,806,558
3.38%, 03/15/29 (Call 12/15/28)(a)	5,097	5,049,568
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	8,033	8,201,768
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)(a)	4,710	4,627,758
Johnson & Johnson
0.95%, 09/01/27 (Call 07/01/27)(a)	6,956	6,226,777
1.30%, 09/01/30 (Call 06/01/30)(a)	6,654	5,703,192
2.90%, 01/15/28 (Call 10/15/27)	7,518	7,366,140
6.95%, 09/01/29(a)	460	571,539
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)(a)	1,596	1,580,522
Merck & Co. Inc.
1.45%, 06/24/30 (Call 03/24/30)	5,927	5,028,897
1.70%, 06/10/27 (Call 05/10/27)	835	773,354
1.90%, 12/10/28 (Call 10/10/28)(a)	5,075	4,628,612
2.15%, 12/10/31 (Call 09/10/31)	9,354	8,290,169
3.40%, 03/07/29 (Call 12/07/28)(a)	8,238	8,119,872
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	1,281	1,451,166
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	3,823	3,749,553
Novartis Capital Corp.
2.20%, 08/14/30 (Call 05/14/30)(a)	7,217	6,497,295
3.10%, 05/17/27 (Call 02/17/27)	4,355	4,321,986
Pfizer Inc.
1.70%, 05/28/30 (Call 02/28/30)	4,962	4,299,991
1.75%, 08/18/31 (Call 05/18/31)(a)	4,520	3,857,754
2.63%, 04/01/30 (Call 01/01/30)	6,149	5,720,854
3.45%, 03/15/29 (Call 12/15/28)(a)	8,250	8,161,598
3.60%, 09/15/28 (Call 06/15/28)(a)	5,050	5,100,877
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(a)	4,253	4,281,024
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	11,829	10,135,695
5.00%, 11/26/28 (Call 08/26/28)(a)	7,920	8,276,473
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	2,891	2,582,262
2.70%, 06/22/30 (Call 03/22/30)	6,904	5,773,013
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	3,675	3,171,353
3.00%, 09/12/27 (Call 06/12/27)	3,445	3,315,754
3.90%, 08/20/28 (Call 05/20/28)	2,293	2,285,118
		381,664,360
Pipelines — 3.1%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(b)	2,090	2,045,592
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)(a)	2,282	2,026,524
4.45%, 07/15/27 (Call 04/15/27)(a)	2,875	2,851,825
4.80%, 05/03/29 (Call 02/03/29)(a)	2,090	2,067,703
Cameron LNG LLC, 2.90%, 07/15/31
(Call 04/15/31)(a)(b)	3,440	3,116,806
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)(a)	7,053	6,664,989
5.13%, 06/30/27 (Call 01/01/27)	7,165	7,382,218
Colonial Enterprises Inc., 3.25%, 05/15/30
(Call 02/15/30)(a)(b)	3,358	3,135,317
Colonial Pipeline Co., 7.63%, 04/15/32(b)	85	104,311
DT Midstream Inc., 4.30%, 04/15/32 (Call 01/15/32)(b)	285	272,070

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Eastern Gas Transmission & Storage Inc., 3.00%,
11/15/29 (Call 08/15/29)(b)	$2,162	$1,952,603
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32
(Call 11/15/31)(b)	1,070	963,376
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)(a)	5,065	4,697,024
3.70%, 07/15/27 (Call 04/15/27)(a)	3,525	3,459,148
5.50%, 07/15/77 (Call 07/15/27),
(3 mo. LIBOR US + 3.418%)(c)	6,273	5,655,965
6.25%, 03/01/78 (Call 03/01/28),
(3 mo. LIBOR US + 3.641%)(a)(c)	2,027	1,957,484
Series 20-A, 5.75%, 07/15/80 (Call 04/15/30)(a)(c)	4,296	4,079,695
Energy Transfer LP
3.75%, 05/15/30 (Call 02/15/30)(a)	6,947	6,459,870
4.00%, 10/01/27 (Call 07/01/27)	4,009	3,891,108
4.15%, 09/15/29 (Call 06/15/29)(a)	3,018	2,873,618
4.95%, 05/15/28 (Call 02/15/28)(a)	4,236	4,255,693
4.95%, 06/15/28 (Call 03/15/28)(a)	5,005	5,075,672
5.25%, 04/15/29 (Call 01/15/29)(a)	7,463	7,637,079
5.50%, 06/01/27 (Call 03/01/27)	4,943	5,123,279
8.25%, 11/15/29 (Call 08/15/29)	1,375	1,630,437
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	5,836	5,318,840
3.13%, 07/31/29 (Call 04/30/29)	5,885	5,515,497
4.15%, 10/16/28 (Call 07/16/28)(a)	4,861	4,884,331
5.38%, 02/15/78 (Call 02/15/28),
(3 mo. LIBOR US + 2.570%)(c)	5,287	4,513,535
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3 mo. LIBOR US + 3.033%)(c)	3,897	3,382,850
Flex Intermediate Holdco LLC, 3.36%, 06/30/31
(Call 12/30/30)(b)	3,555	3,102,017
Florida Gas Transmission Co. LLC
2.30%, 10/01/31 (Call 07/01/31)(a)(b)	2,892	2,423,010
2.55%, 07/01/30 (Call 04/01/30)(b)	2,268	1,982,798
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(b)	1,366	1,289,804
GNL Quintero SA, 4.63%, 07/31/29(b)	3,287	3,184,310
Gray Oak Pipeline LLC, 3.45%, 10/15/27
(Call 08/15/27)(a)(b)	2,181	2,049,085
KazTransGas JSC, 4.38%, 09/26/27(b)	1,325	1,197,270
Kinder Morgan Energy Partners LP
7.40%, 03/15/31(a)	434	503,291
7.75%, 03/15/32	160	193,382
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	6,651	5,512,803
4.30%, 03/01/28 (Call 12/01/27)	6,603	6,616,588
7.75%, 01/15/32	3,360	4,021,619
7.80%, 08/01/31	745	898,888
Magellan Midstream Partners LP, 3.25%, 06/01/30
(Call 03/01/30)(a)	2,283	2,095,557
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29
(Call 01/01/29)(b)	3,713	3,576,359
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	6,771	5,879,586
4.00%, 03/15/28 (Call 12/15/27)	6,227	6,085,743
4.25%, 12/01/27 (Call 09/01/27)	3,901	3,862,484
4.80%, 02/15/29 (Call 11/15/28)	3,750	3,802,023
NGPL PipeCo LLC
3.25%, 07/15/31 (Call 04/15/31)(a)(b)	3,490	3,035,316
4.88%, 08/15/27 (Call 02/15/27)(a)(b)	3,575	3,609,925
Security	Par (000)	Value

Pipelines (continued)
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)(a)	$4,724	$4,208,466
3.40%, 09/01/29 (Call 06/01/29)(a)	3,846	3,512,769
4.00%, 07/13/27 (Call 04/13/27)(a)	3,200	3,144,957
4.35%, 03/15/29 (Call 12/15/28)	3,862	3,757,511
4.55%, 07/15/28 (Call 04/15/28)	4,557	4,533,555
6.35%, 01/15/31 (Call 10/15/30)	1,305	1,421,417
Pipeline Funding Co. LLC, 7.50%, 01/15/30(a)(b)	342	389,030
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	4,543	4,202,525
3.80%, 09/15/30 (Call 06/15/30)	3,387	3,122,955
Sabal Trail Transmission LLC, 4.25%, 05/01/28
(Call 02/01/28)(a)(b)	2,697	2,708,387
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	6,591	6,514,467
4.50%, 05/15/30 (Call 11/15/29)(a)	9,213	9,181,630
Southern Natural Gas Co. LLC, 8.00%, 03/01/32(a)	25	30,350
Targa Resources Corp., 4.20%, 02/01/33
(Call 11/01/32)	3,170	3,001,696
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)(a)	2,750	2,509,375
4.88%, 02/01/31 (Call 02/01/26)(a)	5,185	4,970,758
5.00%, 01/15/28 (Call 01/15/23)(a)	1,530	1,498,329
5.50%, 03/01/30 (Call 03/01/25)	960	957,043
6.88%, 01/15/29 (Call 01/15/24)	100	105,134
TC PipeLines LP, 3.90%, 05/25/27 (Call 02/25/27)	2,047	2,047,938
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30 (Call 12/01/29)(a)(b)	8,022	7,163,486
7.00%, 10/15/28	2,978	3,372,731
Texas Eastern Transmission LP, 3.50%, 01/15/28
(Call 10/15/27)(b)	2,055	1,974,738
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	5,510	4,747,238
4.10%, 04/15/30 (Call 01/15/30)	6,715	6,627,951
4.25%, 05/15/28 (Call 02/15/28)	6,690	6,732,762
Transcanada Trust
5.50%, 09/15/79 (Call 09/15/29),
(SOFR + 4.416%)(a)(c)	5,232	4,916,761
5.60%, 03/07/82 (Call 12/07/31)(a)(c)	2,000	1,907,500
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	4,471	4,138,252
4.00%, 03/15/28 (Call 12/15/27)	2,001	1,974,386
Transportadora de Gas del Peru SA, 4.25%,
04/30/28(a)(b)	2,210	2,110,219
Transportadora de Gas Internacional SA ESP, 5.55%,
11/01/28 (Call 08/01/28)(b)	4,243	4,152,964
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)(a)	2,714	2,723,081
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	8,019	6,950,933
3.50%, 11/15/30 (Call 08/15/30)	5,635	5,239,388
3.75%, 06/15/27 (Call 03/15/27)	6,890	6,756,726
7.75%, 06/15/31	589	700,072
Series A, 7.50%, 01/15/31	1,662	1,960,964
		313,884,761
Private Equity — 0.1%
Apollo Management Holdings LP
2.65%, 06/05/30 (Call 03/05/30)(a)(b)	2,425	2,128,380
4.87%, 02/15/29 (Call 11/15/28)(a)(b)	3,888	3,962,781

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Private Equity (continued)
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29
(Call 06/19/29)(b)	$2,844	$2,667,031
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29
(Call 04/01/29)(b)	4,237	4,063,860
		12,822,052
Real Estate — 0.2%
CBRE Services Inc., 2.50%, 04/01/31 (Call 01/01/31)	3,138	2,640,456
Corp. Inmobiliaria Vesta SAB de CV, 3.63%, 05/13/31
(Call 02/13/31)(b)	2,525	2,094,740
Essential Properties LP, 2.95%, 07/15/31
(Call 04/15/31)	1,871	1,525,787
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32
(Call 10/21/31)(b)	225	199,688
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/31 (Call 07/15/31)(b)	4,980	4,345,697
4.13%, 02/01/29 (Call 11/01/28)(b)	5,193	5,195,688
		16,002,056
Real Estate Investment Trusts — 6.1%
Agree LP
2.00%, 06/15/28 (Call 04/15/28)(a)	2,070	1,825,799
2.90%, 10/01/30 (Call 07/01/30)	1,665	1,469,872
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	3,016	2,714,979
3.38%, 08/15/31 (Call 05/15/31)	2,765	2,557,905
3.95%, 01/15/28 (Call 10/15/27)	2,344	2,328,501
4.50%, 07/30/29 (Call 04/30/29)	1,208	1,211,792
4.70%, 07/01/30 (Call 04/01/30)	3,490	3,544,733
4.90%, 12/15/30 (Call 09/15/30)	1,645	1,700,683
American Assets Trust LP, 3.38%, 02/01/31
(Call 11/01/30)	2,315	2,048,063
American Campus Communities Operating
Partnership LP
2.25%, 01/15/29 (Call 11/15/28)(a)	2,550	2,390,724
2.85%, 02/01/30 (Call 11/01/29)(a)	1,746	1,677,210
3.63%, 11/15/27 (Call 08/15/27)	1,052	1,049,802
3.88%, 01/30/31 (Call 10/30/30)(a)	1,950	1,957,391
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)(a)	2,425	2,005,209
3.63%, 04/15/32 (Call 01/15/32)	2,120	1,934,048
4.25%, 02/15/28 (Call 11/15/27)	2,562	2,510,987
4.90%, 02/15/29 (Call 11/15/28)	1,987	2,006,044
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	3,838	3,281,490
1.88%, 10/15/30 (Call 07/15/30)	3,975	3,182,725
2.10%, 06/15/30 (Call 03/15/30)	3,684	3,026,802
2.30%, 09/15/31 (Call 06/15/31)	3,265	2,669,620
2.70%, 04/15/31 (Call 01/15/31)	3,555	3,015,933
2.90%, 01/15/30 (Call 10/15/29)	3,720	3,268,157
3.55%, 07/15/27 (Call 04/15/27)	4,096	3,931,239
3.60%, 01/15/28 (Call 10/15/27)	3,981	3,788,441
3.80%, 08/15/29 (Call 05/15/29)	7,980	7,522,340
3.95%, 03/15/29 (Call 12/15/28)	3,400	3,237,913
4.05%, 03/15/32 (Call 12/15/31)(a)	1,475	1,389,297
AvalonBay Communities Inc.
1.90%, 12/01/28 (Call 10/01/28)(a)	2,755	2,454,933
2.05%, 01/15/32 (Call 10/15/31)(a)	60	51,428
2.30%, 03/01/30 (Call 12/01/29)	4,018	3,572,406
2.45%, 01/15/31 (Call 10/17/30)	3,356	2,989,032
3.20%, 01/15/28 (Call 10/15/27)	1,927	1,858,553
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.30%, 06/01/29 (Call 03/01/29)	$1,750	$1,674,422
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	3,000	2,490,838
2.90%, 03/15/30 (Call 12/15/29)	3,368	2,991,075
3.25%, 01/30/31 (Call 10/30/30)	5,962	5,339,347
3.40%, 06/21/29 (Call 03/21/29)(a)	5,954	5,507,566
4.50%, 12/01/28 (Call 09/01/28)	3,180	3,198,278
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	2,630	2,543,278
4.55%, 10/01/29 (Call 07/01/29)	363	357,649
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	3,047	2,685,705
2.50%, 08/16/31 (Call 05/16/31)	2,440	2,005,906
4.05%, 07/01/30 (Call 04/01/30)	3,679	3,457,276
4.13%, 05/15/29 (Call 02/15/29)	2,483	2,387,752
Broadstone Net Lease LLC, 2.60%, 09/15/31
(Call 06/15/31)	1,797	1,508,738
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)(a)	3,456	3,144,758
3.15%, 07/01/29 (Call 04/01/29)	2,943	2,772,043
4.10%, 10/15/28 (Call 07/15/28)(a)	2,030	2,042,072
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29 (Call 04/18/29)(a)(b)	2,300	2,116,023
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	2,008	1,678,892
2.75%, 04/15/31 (Call 01/15/31)(a)	2,701	2,270,452
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)	5,445	4,474,387
2.25%, 01/15/31 (Call 10/15/30)	5,629	4,708,972
2.50%, 07/15/31 (Call 04/15/31)(a)	2,760	2,327,116
3.10%, 11/15/29 (Call 08/15/29)	2,983	2,711,540
3.30%, 07/01/30 (Call 04/01/30)	4,207	3,834,644
3.65%, 09/01/27 (Call 06/01/27)	4,693	4,548,947
3.80%, 02/15/28 (Call 11/15/27)(a)	4,680	4,551,513
4.30%, 02/15/29 (Call 11/15/28)(a)	2,945	2,902,200
CubeSmart LP
2.00%, 02/15/31 (Call 11/15/30)(a)	720	590,965
2.25%, 12/15/28 (Call 10/15/28)	2,880	2,532,688
2.50%, 02/15/32 (Call 11/15/31)	2,665	2,229,893
3.00%, 02/15/30 (Call 11/15/29)	2,583	2,335,295
4.38%, 02/15/29 (Call 11/15/28)	1,675	1,660,003
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	4,393	4,138,550
3.70%, 08/15/27 (Call 05/15/27)(a)	4,721	4,579,169
4.45%, 07/15/28 (Call 04/15/28)	3,054	3,057,226
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	951	795,289
1.75%, 02/01/31 (Call 11/01/30)(a)	2,700	2,219,264
2.25%, 01/15/32 (Call 10/15/31)(a)	2,488	2,107,310
2.88%, 11/15/29 (Call 08/15/29)	2,262	2,079,238
3.38%, 12/15/27 (Call 09/15/27)	2,231	2,150,139
4.00%, 09/15/28 (Call 06/15/28)	1,976	1,972,648
EPR Properties
3.60%, 11/15/31 (Call 08/15/31)	1,150	967,158
3.75%, 08/15/29 (Call 05/15/29)	2,000	1,756,386
4.50%, 06/01/27 (Call 03/01/27)	2,000	1,915,493
4.95%, 04/15/28 (Call 01/15/28)	2,000	1,915,449
Equinix Inc.
1.55%, 03/15/28 (Call 01/15/28)(a)	3,890	3,341,925
1.80%, 07/15/27 (Call 05/15/27)	1,795	1,589,263

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
2.00%, 05/15/28 (Call 03/15/28)	$1,294	$1,137,911
2.15%, 07/15/30 (Call 04/15/30)	5,199	4,366,513
2.50%, 05/15/31 (Call 02/15/31)(a)	5,296	4,482,058
3.20%, 11/18/29 (Call 08/18/29)(a)	5,598	5,126,264
3.90%, 04/15/32 (Call 01/15/32)	3,175	3,003,725
ERP Operating LP
1.85%, 08/01/31 (Call 05/01/31)	4,132	3,483,132
2.50%, 02/15/30 (Call 11/15/29)	967	868,653
3.00%, 07/01/29 (Call 04/01/29)(a)	2,726	2,553,773
3.25%, 08/01/27 (Call 05/01/27)(a)	1,105	1,071,878
3.50%, 03/01/28 (Call 12/01/27)(a)	2,055	2,007,600
4.15%, 12/01/28 (Call 09/01/28)	3,239	3,270,452
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)(a)	1,073	859,793
1.70%, 03/01/28 (Call 01/01/28)	1,008	883,836
2.55%, 06/15/31 (Call 03/15/31)(a)	1,187	1,020,707
2.65%, 03/15/32 (Call 12/15/31)	85	72,981
3.00%, 01/15/30 (Call 10/15/29)	3,776	3,430,338
4.00%, 03/01/29 (Call 12/01/28)	3,488	3,428,115
Extra Space Storage LP
2.35%, 03/15/32 (Call 12/15/31)(a)	3,390	2,784,282
2.55%, 06/01/31 (Call 03/01/31)	2,666	2,270,873
3.90%, 04/01/29 (Call 02/01/29)	455	436,627
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)(a)	1,935	1,792,176
3.25%, 07/15/27 (Call 04/15/27)	1,887	1,809,172
3.50%, 06/01/30 (Call 03/01/30)	1,859	1,731,249
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	3,850	3,229,132
4.00%, 01/15/30 (Call 10/15/29)	3,471	3,168,875
4.00%, 01/15/31 (Call 10/15/30)	3,304	2,982,686
5.30%, 01/15/29 (Call 10/15/28)	3,412	3,391,597
5.75%, 06/01/28 (Call 03/03/28)	2,338	2,363,502
Goodman U.S. Finance Five LLC, 4.63%, 05/04/32
(Call 02/04/32)	70	70,033
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28
(Call 12/15/27)(b)	940	908,658
Healthcare Realty Trust Inc.
2.05%, 03/15/31 (Call 12/15/30)(a)	1,995	1,633,037
2.40%, 03/15/30 (Call 12/15/29)	672	580,255
3.63%, 01/15/28 (Call 10/15/27)	1,560	1,492,826
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	3,518	2,841,859
3.10%, 02/15/30 (Call 11/15/29)	3,028	2,709,042
3.75%, 07/01/27 (Call 04/01/27)	2,531	2,481,807
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	1,865	1,659,982
2.88%, 01/15/31 (Call 10/15/30)	2,293	2,044,534
3.00%, 01/15/30 (Call 10/15/29)	3,911	3,575,947
3.50%, 07/15/29 (Call 04/15/29)	3,652	3,490,635
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)(a)	1,020	867,737
3.05%, 02/15/30 (Call 11/15/29)	2,553	2,275,146
4.13%, 03/15/28 (Call 12/15/27)	1,784	1,748,476
4.20%, 04/15/29 (Call 01/15/29)	1,941	1,896,690
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)(a)	2,423	2,177,545
Series I, 3.50%, 09/15/30 (Call 06/15/30)(a)	4,265	3,804,708
Series J, 2.90%, 12/15/31 (Call 09/15/31)	1,140	940,973
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	$1,885	$1,708,533
3.95%, 11/01/27 (Call 08/01/27)	2,210	2,137,819
4.65%, 04/01/29 (Call 01/01/29)	2,295	2,285,695
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)(a)	3,304	2,651,014
2.30%, 11/15/28 (Call 09/15/28)	3,037	2,654,470
4.15%, 04/15/32 (Call 01/15/32)	2,015	1,922,842
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	2,181	1,934,956
4.25%, 08/15/29 (Call 05/15/29)	596	578,519
4.75%, 12/15/28 (Call 09/15/28)	3,260	3,297,230
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	1,944	1,720,664
2.25%, 12/01/31 (Call 09/01/31)	2,524	2,105,623
2.70%, 10/01/30 (Call 07/01/30)	2,845	2,525,963
3.20%, 04/01/32 (Call 01/01/32)	3,050	2,752,649
Kite Realty Group Trust, 4.75%, 09/15/30
(Call 06/15/30)	1,865	1,821,877
Life Storage LP
2.20%, 10/15/30 (Call 07/15/30)(a)	1,846	1,527,821
2.40%, 10/15/31 (Call 07/15/31)(a)	2,724	2,239,687
3.88%, 12/15/27 (Call 09/15/27)(a)	2,126	2,074,809
4.00%, 06/15/29 (Call 03/15/29)	1,939	1,855,737
LXP Industrial Trust
2.38%, 10/01/31 (Call 07/01/31)(a)	1,406	1,135,755
2.70%, 09/15/30 (Call 06/15/30)	2,321	1,963,246
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	1,482	1,202,420
2.75%, 03/15/30 (Call 12/15/29)	1,963	1,754,715
3.60%, 06/01/27 (Call 03/01/27)(a)	2,024	1,973,555
3.95%, 03/15/29 (Call 12/15/28)	3,893	3,806,567
4.20%, 06/15/28 (Call 03/15/28)	1,048	1,045,497
National Health Investors Inc., 3.00%, 02/01/31
(Call 11/01/30)	2,363	1,882,705
National Retail Properties Inc.
2.50%, 04/15/30 (Call 01/15/30)	1,680	1,466,233
3.50%, 10/15/27 (Call 07/15/27)	1,854	1,783,803
4.30%, 10/15/28 (Call 07/15/28)(a)	2,187	2,176,545
Office Properties Income Trust, 3.45%, 10/15/31
(Call 07/15/31)	1,801	1,397,982
Omega Healthcare Investors Inc.
3.38%, 02/01/31 (Call 11/01/30)(a)	3,055	2,551,760
3.63%, 10/01/29 (Call 07/01/29)(a)	2,500	2,198,904
4.75%, 01/15/28 (Call 10/15/27)	2,730	2,642,031
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	1,675	1,381,527
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)	1,860	1,561,019
3.95%, 01/15/28 (Call 10/15/27)	2,062	2,017,743
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)(a)	170	137,015
3.15%, 08/15/30 (Call 05/15/30)(a)	1,729	1,486,038
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	4,622	3,734,504
1.63%, 03/15/31 (Call 12/15/30)	865	715,270
2.25%, 04/15/30 (Call 01/15/30)	4,372	3,856,956
3.88%, 09/15/28 (Call 06/15/28)	1,510	1,505,792
4.38%, 02/01/29 (Call 11/01/28)	1,842	1,867,135

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	$3,195	$2,833,577
1.95%, 11/09/28 (Call 09/09/28)(a)	2,373	2,106,007
2.25%, 11/09/31 (Call 08/09/31)(a)	2,840	2,440,991
2.30%, 05/01/31 (Call 02/01/31)(a)	2,688	2,340,716
3.09%, 09/15/27 (Call 06/15/27)	2,344	2,268,263
3.39%, 05/01/29 (Call 02/01/29)(a)	2,530	2,426,491
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	2,605	2,240,469
Realty Income Corp.
2.20%, 06/15/28 (Call 04/15/28)	2,387	2,146,366
3.10%, 12/15/29 (Call 09/15/29)(a)	3,370	3,140,274
3.25%, 06/15/29 (Call 03/15/29)(a)	2,314	2,186,852
3.25%, 01/15/31 (Call 10/15/30)	3,777	3,538,329
3.40%, 01/15/28 (Call 11/15/27)	2,875	2,779,661
3.65%, 01/15/28 (Call 10/15/27)(a)	2,507	2,463,095
3.95%, 08/15/27 (Call 05/15/27)	2,950	2,948,892
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	2,138	1,921,177
3.70%, 06/15/30 (Call 03/15/30)(a)	2,818	2,645,097
4.13%, 03/15/28 (Call 12/15/27)	1,538	1,518,875
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	923	768,054
2.15%, 09/01/31 (Call 06/01/31)(a)	4,330	3,553,207
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)(a)	2,808	2,314,536
3.90%, 10/15/29 (Call 07/15/29)	2,364	2,133,757
Safehold Operating Partnership LP
2.80%, 06/15/31 (Call 03/15/31)	3,412	2,848,152
2.85%, 01/15/32 (Call 08/15/31)	105	86,890
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%,
05/28/30 (Call 02/28/30)(a)(b)	3,994	3,962,164
Scentre Group Trust 2, 5.13%, 09/24/80
(Call 06/24/30)(b)(c)	6,350	5,789,884
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)	3,770	3,315,374
2.20%, 02/01/31 (Call 11/01/30)(a)	3,445	2,910,331
2.25%, 01/15/32 (Call 10/15/31)(a)	3,045	2,533,819
2.45%, 09/13/29 (Call 06/13/29)	6,008	5,290,559
2.65%, 07/15/30 (Call 04/15/30)(a)	3,777	3,327,769
2.65%, 02/01/32 (Call 12/01/31)	3,070	2,643,598
3.38%, 06/15/27 (Call 03/15/27)(a)	3,445	3,344,816
3.38%, 12/01/27 (Call 09/01/27)(a)	3,469	3,368,550
SITE Centers Corp., 4.70%, 06/01/27 (Call 03/01/27)(a)	2,194	2,203,107
Spirit Realty LP
2.10%, 03/15/28 (Call 01/15/28)	2,397	2,093,028
2.70%, 02/15/32 (Call 11/15/31)	2,040	1,691,585
3.20%, 02/15/31 (Call 11/15/30)	1,171	1,024,275
3.40%, 01/15/30 (Call 10/15/29)	2,762	2,488,241
4.00%, 07/15/29 (Call 04/15/29)	2,097	1,973,175
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	1,523	1,261,860
2.75%, 11/18/30 (Call 08/18/30)(a)	1,856	1,578,237
4.50%, 03/15/28 (Call 12/15/27)(a)	1,164	1,164,979
4.63%, 03/15/29 (Call 12/15/28)(a)	2,185	2,172,542
Sun Communities Operating LP
2.30%, 11/01/28 (Call 09/01/28)(a)	2,450	2,146,852
2.70%, 07/15/31 (Call 04/15/31)	3,417	2,888,531
4.20%, 04/15/32 (Call 01/15/32)	3,550	3,341,150
Tanger Properties LP
2.75%, 09/01/31 (Call 06/01/31)	1,942	1,578,996
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.88%, 07/15/27 (Call 04/15/27)(a)	$1,660	$1,609,148
Trust Fibra Uno, 4.87%, 01/15/30 (Call 10/30/29)(a)(b)	3,090	2,807,651
UDR Inc.
3.00%, 08/15/31 (Call 05/15/31)	644	572,144
3.20%, 01/15/30 (Call 10/15/29)	4,753	4,389,848
3.50%, 07/01/27 (Call 04/01/27)	1,050	1,026,703
3.50%, 01/15/28 (Call 10/15/27)	1,423	1,375,366
4.40%, 01/26/29 (Call 10/26/28)	2,030	2,040,072
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)(a)	2,155	1,832,920
3.00%, 01/15/30 (Call 10/15/29)	3,006	2,711,998
4.00%, 03/01/28 (Call 12/01/27)(a)	3,024	2,974,102
4.40%, 01/15/29 (Call 10/15/28)	3,648	3,621,883
4.75%, 11/15/30 (Call 08/15/30)(a)	2,302	2,336,004
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	5,125	5,069,906
4.95%, 02/15/30 (Call 12/15/29)	5,010	4,924,630
5.13%, 05/15/32 (Call 02/15/32)	5,780	5,731,332
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	3,030	2,719,955
4.13%, 08/15/30 (Call 02/15/25)(a)(b)	5,025	4,609,081
4.63%, 12/01/29 (Call 12/01/24)(b)	5,050	4,747,000
Vornado Realty LP, 3.40%, 06/01/31 (Call 03/01/31)(a)	2,160	1,887,917
WEA Finance LLC
3.50%, 06/15/29 (Call 03/15/29)(a)(b)	3,338	3,043,377
4.13%, 09/20/28 (Call 06/20/28)(a)(b)	2,694	2,586,550
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	2,680	2,328,815
2.75%, 01/15/31 (Call 10/15/30)	2,467	2,152,376
2.75%, 01/15/32 (Call 10/15/31)	1,805	1,557,955
2.80%, 06/01/31 (Call 03/01/31)(a)	3,730	3,281,566
3.10%, 01/15/30 (Call 10/15/29)	3,767	3,456,369
3.85%, 06/15/32 (Call 03/15/32)	2,865	2,718,838
4.13%, 03/15/29 (Call 12/15/28)	2,555	2,525,565
4.25%, 04/15/28 (Call 01/15/28)(a)	3,586	3,587,337
Weyerhaeuser Co.
3.38%, 03/09/33 (Call 12/09/32)	2,345	2,138,438
4.00%, 11/15/29 (Call 08/15/29)(a)	3,863	3,767,844
4.00%, 04/15/30 (Call 01/15/30)	3,798	3,670,022
6.95%, 10/01/27(a)	621	702,810
7.38%, 03/15/32	2,145	2,600,771
WP Carey Inc.
2.40%, 02/01/31 (Call 11/01/30)	2,349	1,973,162
2.45%, 02/01/32 (Call 11/01/31)(a)	1,610	1,341,169
3.85%, 07/15/29 (Call 04/15/29)	1,583	1,515,254
		617,286,234
Retail — 2.7%
7-Eleven Inc.
1.30%, 02/10/28 (Call 12/10/27)(a)(b)	4,654	3,972,456
1.80%, 02/10/31 (Call 11/10/30)(b)	8,537	6,878,313
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)	1,509	1,312,860
3.50%, 03/15/32 (Call 12/15/31)	1,080	962,377
3.90%, 04/15/30 (Call 01/15/30)(a)	3,493	3,274,828
Alimentation Couche-Tard Inc.
2.95%, 01/25/30 (Call 10/25/29)(a)(b)	3,961	3,524,315
3.55%, 07/26/27 (Call 04/26/27)(a)(b)	4,394	4,181,121
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)(a)	1,672	1,430,880
2.40%, 08/01/31 (Call 05/01/31)	2,074	1,664,368

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.80%, 11/15/27 (Call 08/15/27)	$1,925	$1,854,931
3.85%, 03/01/32 (Call 12/01/31)	3,375	3,025,569
4.75%, 06/01/30 (Call 03/01/30)	2,584	2,521,650
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)(a)	3,180	2,552,326
3.75%, 06/01/27 (Call 03/01/27)	2,038	2,021,594
3.75%, 04/18/29 (Call 01/18/29)	2,400	2,304,916
4.00%, 04/15/30 (Call 01/15/30)	3,678	3,575,371
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	3,677	3,013,058
4.45%, 10/01/28 (Call 07/01/28)(a)	2,117	2,132,685
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	5,601	5,106,971
1.60%, 04/20/30 (Call 01/20/30)	9,309	8,005,723
1.75%, 04/20/32 (Call 01/20/32)	330	278,907
Darden Restaurants Inc., 3.85%, 05/01/27
(Call 02/01/27)(a)	2,218	2,184,074
Dick's Sporting Goods Inc., 3.15%, 01/15/32
(Call 10/15/31)	3,467	2,890,694
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	5,167	4,813,904
4.13%, 05/01/28 (Call 02/01/28)	1,908	1,913,248
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)(a)	3,816	3,234,870
4.20%, 05/15/28 (Call 02/15/28)	5,666	5,649,263
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(b)	40	37,550
Genuine Parts Co.
1.88%, 11/01/30 (Call 08/01/30)(a)	2,559	2,058,926
2.75%, 02/01/32 (Call 11/01/31)	2,635	2,262,611
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	2,631	2,271,026
1.38%, 03/15/31 (Call 12/15/30)(a)	6,366	5,243,075
1.50%, 09/15/28 (Call 07/15/28)(a)	3,740	3,316,298
1.88%, 09/15/31 (Call 06/15/31)(a)	4,085	3,482,345
2.70%, 04/15/30 (Call 01/15/30)(a)	7,389	6,847,107
2.80%, 09/14/27 (Call 06/14/27)(a)	5,034	4,875,132
2.95%, 06/15/29 (Call 03/15/29)(a)	7,579	7,213,433
3.25%, 04/15/32 (Call 01/15/32)(a)	5,210	4,986,695
3.90%, 12/06/28 (Call 09/06/28)(a)	5,046	5,166,862
Kohl's Corp., 3.38%, 05/01/31 (Call 02/01/31)	1,050	936,998
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	5,165	4,472,728
1.70%, 09/15/28 (Call 07/15/28)	4,867	4,251,170
1.70%, 10/15/30 (Call 07/15/30)	5,893	4,852,585
2.63%, 04/01/31 (Call 01/01/31)	6,884	6,058,834
3.10%, 05/03/27 (Call 02/03/27)	7,355	7,165,129
3.65%, 04/05/29 (Call 01/05/29)(a)	7,070	6,841,311
3.75%, 04/01/32 (Call 01/01/32)	8,190	7,809,547
4.50%, 04/15/30 (Call 01/15/30)(a)	5,794	5,874,261
6.50%, 03/15/29(a)	676	762,880
6.88%, 02/15/28	525	591,711
McDonald's Corp.
2.13%, 03/01/30 (Call 12/01/29)(a)	3,859	3,372,220
2.63%, 09/01/29 (Call 06/01/29)(a)	4,775	4,360,758
3.50%, 07/01/27 (Call 05/01/27)	3,140	3,108,339
3.60%, 07/01/30 (Call 04/01/30)(a)	4,916	4,753,849
3.80%, 04/01/28 (Call 01/01/28)	5,861	5,847,203
O'Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)(a)	1,608	1,299,555
3.60%, 09/01/27 (Call 06/01/27)(a)	2,225	2,200,517
Security	Par (000)	Value

Retail (continued)
3.90%, 06/01/29 (Call 03/01/29)	$2,629	$2,550,430
4.20%, 04/01/30 (Call 01/01/30)(a)	3,526	3,453,019
4.35%, 06/01/28 (Call 03/01/28)(a)	2,866	2,901,459
Ross Stores Inc., 1.88%, 04/15/31 (Call 01/15/31)(a)	3,124	2,538,085
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	3,865	3,341,623
2.55%, 11/15/30 (Call 08/15/30)(a)	6,074	5,322,106
3.00%, 02/14/32 (Call 11/14/31)	4,786	4,277,397
3.50%, 03/01/28 (Call 12/01/27)(a)	2,666	2,610,296
3.55%, 08/15/29 (Call 05/15/29)	4,694	4,500,881
4.00%, 11/15/28 (Call 08/15/28)(a)	3,518	3,507,057
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)(a)	3,811	3,447,214
2.65%, 09/15/30 (Call 06/15/30)	2,489	2,285,554
3.38%, 04/15/29 (Call 01/15/29)(a)	4,477	4,385,156
TJX Companies Inc. (The)
1.15%, 05/15/28 (Call 03/15/28)	2,031	1,760,010
1.60%, 05/15/31 (Call 02/15/31)(a)	2,660	2,193,506
3.88%, 04/15/30 (Call 01/15/30)	2,428	2,404,739
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	3,708	2,999,734
Walgreens Boots Alliance Inc., 3.20%, 04/15/30
(Call 01/15/30)(a)	2,492	2,303,186
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	2,247	2,078,137
3.25%, 07/08/29 (Call 04/08/29)(a)	2,980	2,927,846
3.70%, 06/26/28 (Call 03/26/28)(a)	5,102	5,191,803
7.55%, 02/15/30(a)	435	544,393
		274,125,558
Savings & Loans — 0.1%
Nationwide Building Society
3.96%, 07/18/30 (Call 07/18/29),
(3 mo. LIBOR US + 1.855%)(b)(c)	3,571	3,399,634
4.13%, 10/18/32 (Call 10/18/27)(b)(c)	3,557	3,438,080
4.30%, 03/08/29 (Call 03/08/28),
(3 mo. LIBOR US + 1.452%)(b)(c)	6,356	6,211,948
		13,049,662
Semiconductors — 2.4%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	3,445	3,070,694
2.10%, 10/01/31 (Call 07/01/31)	3,470	3,030,836
Applied Materials Inc., 1.75%, 06/01/30 (Call 03/01/30)	3,571	3,076,350
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.50%, 01/15/28 (Call 10/15/27)	3,889	3,694,994
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(b)	3,894	3,385,466
2.45%, 02/15/31 (Call 11/15/30)(b)	12,113	10,040,081
4.00%, 04/15/29 (Call 02/15/29)(b)	3,740	3,567,457
4.11%, 09/15/28 (Call 06/15/28)(a)	9,889	9,635,307
4.15%, 11/15/30 (Call 08/15/30)(a)	9,380	8,901,443
4.15%, 04/15/32 (Call 01/15/32)(b)	3,235	3,029,729
4.75%, 04/15/29 (Call 01/15/29)(a)	10,482	10,478,432
5.00%, 04/15/30 (Call 01/15/30)(a)	4,666	4,700,192
Entegris Escrow Corp., 4.75%, 04/15/29
(Call 01/15/29)(b)	70	66,573
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	4,640	4,153,090
2.00%, 08/12/31 (Call 05/12/31)	6,604	5,692,485
2.45%, 11/15/29 (Call 08/15/29)	7,398	6,769,426
3.15%, 05/11/27 (Call 02/11/27)(a)	4,586	4,553,680

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
3.90%, 03/25/30 (Call 12/25/29)	$7,797	$7,851,874
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	3,812	3,837,593
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	3,439	2,962,089
4.00%, 03/15/29 (Call 12/15/28)(a)	4,558	4,572,667
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	3,336	2,975,890
2.95%, 04/15/31 (Call 01/15/31)	3,390	2,917,920
4.88%, 06/22/28 (Call 03/22/28)	2,465	2,505,495
Maxim Integrated Products Inc., 3.45%, 06/15/27
(Call 03/15/27)	1,195	1,164,778
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	3,750	3,136,251
4.66%, 02/15/30 (Call 11/15/29)	4,750	4,722,738
5.33%, 02/06/29 (Call 11/06/28)(a)	3,278	3,382,702
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	5,979	5,339,748
2.00%, 06/15/31 (Call 03/15/31)(a)	5,987	5,178,578
2.85%, 04/01/30 (Call 01/01/30)	6,757	6,322,708
NXP BV/NXP Funding LLC, 5.55%, 12/01/28
(Call 09/01/28)(a)	3,115	3,240,251
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	4,684	3,923,765
2.65%, 02/15/32 (Call 11/15/31)(a)	4,866	4,046,852
3.15%, 05/01/27 (Call 03/01/27)	1,647	1,562,737
3.40%, 05/01/30 (Call 02/01/30)	4,833	4,470,705
4.30%, 06/18/29 (Call 03/18/29)	4,887	4,815,491
5.00%, 01/15/33 (Call 10/15/32)(a)	3,745	3,745,103
Qorvo Inc.
3.38%, 04/01/31 (Call 04/01/26)(a)(b)	3,185	2,666,164
4.38%, 10/15/29 (Call 10/15/24)	3,932	3,684,284
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	4,465	3,937,534
1.65%, 05/20/32 (Call 02/20/32)	175	144,551
2.15%, 05/20/30 (Call 02/20/30)(a)	5,794	5,156,945
3.25%, 05/20/27 (Call 02/20/27)	8,603	8,539,382
4.25%, 05/20/32 (Call 02/20/32)(a)	645	667,131
SK Hynix Inc., 2.38%, 01/19/31(a)(b)	4,538	3,722,249
Skyworks Solutions Inc., 3.00%, 06/01/31
(Call 03/01/31)	2,314	1,951,433
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	3,382	2,951,119
1.90%, 09/15/31 (Call 06/15/31)	2,405	2,085,335
2.25%, 09/04/29 (Call 06/04/29)	3,536	3,234,902
2.90%, 11/03/27 (Call 08/03/27)	2,426	2,373,200
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)(a)	6,004	5,229,740
4.13%, 04/22/29 (Call 02/22/29)	3,010	3,024,536
4.25%, 04/22/32 (Call 01/22/32)	3,190	3,194,721
TSMC Global Ltd.
1.00%, 09/28/27 (Call 07/28/27)(b)	467	404,177
1.38%, 09/28/30 (Call 06/28/30)(b)	5,433	4,410,971
1.75%, 04/23/28 (Call 02/23/28)(b)	6,490	5,769,962
2.25%, 04/23/31 (Call 01/23/31)(b)	7,165	6,181,747
Xilinx Inc., 2.38%, 06/01/30 (Call 03/01/30)	3,394	3,021,502
		242,873,755
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(a)(b)	4,069	3,551,347
3.48%, 12/01/27 (Call 09/01/27)	1,647	1,576,251
Security	Par (000)	Value

Shipbuilding (continued)
4.20%, 05/01/30 (Call 02/01/30)	$1,322	$1,275,501
		6,403,099
Software — 1.9%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	1,005	828,525
3.40%, 06/15/27 (Call 03/15/27)	1,073	1,057,563
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	6,176	5,548,316
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(a)	4,720	4,012,983
2.85%, 01/15/30 (Call 10/15/29)	2,353	2,112,917
3.50%, 06/15/27 (Call 03/15/27)	2,181	2,143,532
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)(a)	4,557	3,925,300
2.90%, 12/01/29 (Call 09/01/29)(a)	3,497	3,154,690
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	3,525	3,484,114
4.50%, 12/01/27 (Call 09/01/27)	3,383	3,406,607
Electronic Arts Inc., 1.85%, 02/15/31 (Call 11/15/30)	2,149	1,789,321
Fidelity National Information Services Inc.
1.65%, 03/01/28 (Call 01/01/28)(a)	3,674	3,210,520
2.25%, 03/01/31 (Call 12/01/30)(a)	5,937	4,972,233
3.75%, 05/21/29 (Call 02/21/29)(a)	2,622	2,508,792
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	4,619	4,238,321
2.65%, 06/01/30 (Call 03/01/30)(a)	4,776	4,162,115
3.50%, 07/01/29 (Call 04/01/29)	13,962	13,057,117
4.20%, 10/01/28 (Call 07/01/28)(a)	4,621	4,572,258
Intuit Inc.
1.35%, 07/15/27 (Call 05/15/27)(a)	2,255	2,027,016
1.65%, 07/15/30 (Call 04/15/30)(a)	2,368	1,991,822
Oracle Corp.
2.30%, 03/25/28 (Call 01/25/28)(a)	7,402	6,535,450
2.88%, 03/25/31 (Call 12/25/30)	15,076	12,828,449
2.95%, 04/01/30 (Call 01/01/30)	15,339	13,383,162
3.25%, 11/15/27 (Call 08/15/27)(a)	13,738	12,855,073
3.25%, 05/15/30 (Call 02/15/30)(a)	2,434	2,161,883
Roper Technologies Inc.
1.40%, 09/15/27 (Call 07/15/27)(a)	3,068	2,695,574
1.75%, 02/15/31 (Call 11/15/30)	4,582	3,724,606
2.00%, 06/30/30 (Call 03/30/30)	2,923	2,439,407
2.95%, 09/15/29 (Call 06/15/29)	3,355	3,054,189
4.20%, 09/15/28 (Call 06/15/28)	3,946	3,981,653
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	4,567	4,078,691
1.95%, 07/15/31 (Call 04/15/31)(a)	6,961	6,005,686
3.70%, 04/11/28 (Call 01/11/28)(a)	6,975	7,045,681
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)(a)	6,888	5,574,357
Take-Two Interactive Software Inc., 4.00%, 04/14/32
(Call 01/14/32)	6,750	6,479,040
VMware Inc.
1.80%, 08/15/28 (Call 06/15/28)	2,030	1,727,055
2.20%, 08/15/31 (Call 05/15/31)	4,655	3,780,784
3.90%, 08/21/27 (Call 05/21/27)	7,051	6,923,297
4.65%, 05/15/27 (Call 03/15/27)(a)	3,264	3,330,138
4.70%, 05/15/30 (Call 02/15/30)	5,486	5,435,718
Workday Inc.
3.70%, 04/01/29 (Call 02/01/29)	2,725	2,616,895
3.80%, 04/01/32 (Call 01/01/32)	6,710	6,309,751
		195,170,601

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 4.5%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)(a)	$4,726	$4,292,153
3.63%, 04/22/29 (Call 01/22/29)	3,767	3,627,470
5.38%, 04/04/32 (Call 01/04/32)(b)	4,525	4,302,687
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	12,058	10,675,192
2.25%, 02/01/32 (Call 11/01/31)	9,460	7,998,329
2.30%, 06/01/27 (Call 04/01/27)(a)	12,483	11,648,652
2.75%, 06/01/31 (Call 03/01/31)(a)	13,223	11,835,183
4.10%, 02/15/28 (Call 11/15/27)	9,557	9,632,647
4.30%, 02/15/30 (Call 11/15/29)(a)	15,709	15,838,677
4.35%, 03/01/29 (Call 12/01/28)	14,977	15,159,232
Bell Telephone Co. of Canada or Bell Canada (The), Series US-5, 2.15%, 02/15/32 (Call 11/15/31)	845	715,127
Bharti Airtel Ltd., 3.25%, 06/03/31 (Call 03/05/31)(a)(b)	1,590	1,378,478
British Telecommunications PLC
3.25%, 11/08/29 (Call 08/08/29)(a)(b)	4,701	4,314,929
5.13%, 12/04/28 (Call 09/04/28)(a)	3,018	3,092,567
9.63%, 12/15/30	14,389	18,739,011
Deutsche Telekom International Finance BV
4.38%, 06/21/28 (Call 03/21/28)(a)(b)	5,308	5,386,759
8.75%, 06/15/30(a)	20,904	26,623,746
Juniper Networks Inc.
2.00%, 12/10/30 (Call 09/10/30)	1,949	1,584,400
3.75%, 08/15/29 (Call 05/15/29)(a)	2,267	2,152,027
Koninklijke KPN NV, 8.38%, 10/01/30(a)	4,199	5,203,104
Level 3 Financing Inc., 3.88%, 11/15/29
(Call 08/15/29)(a)(b)	2,570	2,261,973
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	4,332	3,519,907
2.75%, 05/24/31 (Call 02/24/31)	3,822	3,179,398
4.60%, 02/23/28 (Call 11/23/27)(a)	3,388	3,396,697
4.60%, 05/23/29 (Call 02/23/29)	3,787	3,715,204
5.60%, 06/01/32 (Call 03/01/32)	3,000	3,099,687
NBN Co. Ltd.
2.50%, 01/08/32 (Call 10/08/31)(b)	3,640	3,082,269
2.63%, 05/05/31 (Call 02/05/31)(b)	8,568	7,414,135
NTT Finance Corp.
1.59%, 04/03/28 (Call 02/03/28)(a)(b)	7,812	6,873,337
2.07%, 04/03/31 (Call 01/03/31)(a)(b)	4,109	3,501,617
Ooredoo International Finance Ltd.
2.63%, 04/08/31(b)	4,870	4,321,511
3.88%, 01/31/28(a)(b)	925	924,652
Orange SA, 9.00%, 03/01/31(a)	12,768	17,008,270
Rogers Communications Inc., 3.80%, 03/15/32
(Call 12/15/31)(a)(b)	8,260	7,834,489
Saudi Telecom Co., 3.89%, 05/13/29(b)	5,455	5,382,721
SK Telecom Co. Ltd., 6.63%, 07/20/27(a)(b)	125	141,171
Telefonica Europe BV, 8.25%, 09/15/30	7,631	9,464,451
Telefonica Moviles Chile SA, 3.54%, 11/18/31
(Call 08/18/31)(a)(b)	1,315	1,137,475
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	2,590	2,403,948
3.70%, 09/15/27 (Call 06/15/27)	1,612	1,605,238
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	8,270	7,372,220
2.25%, 11/15/31 (Call 08/15/31)	5,248	4,355,840
2.40%, 03/15/29 (Call 01/15/29)(a)(b)	1,810	1,599,749
2.55%, 02/15/31 (Call 11/15/30)	12,321	10,695,652
2.70%, 03/15/32 (Call 12/15/31)(b)	2,460	2,126,294
Security	Par (000)	Value

Telecommunications (continued)
3.88%, 04/15/30 (Call 01/15/30)	$33,242	$31,967,177
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	6,332	5,229,845
1.68%, 10/30/30 (Call 07/30/30)	6,924	5,743,198
1.75%, 01/20/31 (Call 10/20/30)(a)	11,997	9,939,546
2.10%, 03/22/28 (Call 01/22/28)	14,533	13,218,593
2.36%, 03/15/32 (Call 12/15/31)	15,385	13,250,443
2.55%, 03/21/31 (Call 12/21/30)	21,116	18,692,069
3.15%, 03/22/30 (Call 12/22/29)	8,603	8,025,453
3.88%, 02/08/29 (Call 11/08/28)(a)	6,782	6,747,701
4.02%, 12/03/29 (Call 09/03/29)(a)	19,611	19,437,153
4.33%, 09/21/28	19,989	20,338,932
7.75%, 12/01/30	729	910,960
Vodafone Group PLC
4.38%, 05/30/28(a)	15,913	16,205,553
7.88%, 02/15/30	2,771	3,355,787
Xiaomi Best Time International Ltd.
2.88%, 07/14/31 (Call 04/14/31)(b)	3,300	2,631,867
3.38%, 04/29/30 (Call 01/29/30)(b)	2,380	2,030,164
		458,342,716
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27 (Call 06/15/27)(a)	1,717	1,654,803
3.90%, 11/19/29 (Call 08/19/29)	4,535	4,332,951
		5,987,754
Transportation — 1.2%
AP Moller - Maersk A/S, 4.50%, 06/20/29
(Call 03/20/29)(a)(b)	2,426	2,433,524
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (Call 03/15/27)(a)	2,200	2,182,882
7.95%, 08/15/30(a)	445	559,612
Canadian National Railway Co., 6.90%, 07/15/28	1,646	1,915,314
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)(a)	4,545	3,959,896
2.45%, 12/02/31 (Call 09/02/31)(a)	5,908	5,204,950
4.00%, 06/01/28 (Call 03/01/28)(a)	2,316	2,330,693
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	2,884	2,829,589
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	2,507	2,242,833
3.25%, 06/01/27 (Call 03/01/27)(a)	3,970	3,864,004
3.80%, 03/01/28 (Call 12/01/27)(a)	3,866	3,851,773
4.25%, 03/15/29 (Call 12/15/28)(a)	4,447	4,511,031
Empresa de Transporte de Pasajeros Metro SA, 3.65%, 05/07/30 (Call 02/07/30)(b)	2,495	2,289,163
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	5,113	4,421,045
3.10%, 08/05/29 (Call 05/05/29)(a)	3,061	2,848,194
3.40%, 02/15/28 (Call 11/15/27)(a)	3,269	3,175,717
4.20%, 10/17/28 (Call 07/17/28)	2,405	2,428,654
4.25%, 05/15/30 (Call 02/15/30)	3,906	3,898,893
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	2,891	2,645,822
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	2,358	2,259,538
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	2,960	2,588,520
2.55%, 11/01/29 (Call 08/01/29)(a)	2,486	2,252,636
3.00%, 03/15/32 (Call 12/15/31)	4,025	3,694,076
3.15%, 06/01/27 (Call 03/01/27)(a)	2,073	2,012,087
3.80%, 08/01/28 (Call 05/01/28)(a)	3,697	3,664,286

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	$4,788	$4,242,204
2.40%, 02/05/30 (Call 11/05/29)	3,998	3,606,984
2.80%, 02/14/32 (Call 12/15/31)	5,780	5,273,452
3.70%, 03/01/29 (Call 12/01/28)(a)	4,990	4,931,888
3.95%, 09/10/28 (Call 06/10/28)(a)	5,568	5,636,042
6.63%, 02/01/29(a)	60	69,017
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	2,860	2,636,205
3.05%, 11/15/27 (Call 08/15/27)	3,257	3,210,710
3.40%, 03/15/29 (Call 12/15/28)(a)	4,009	3,935,295
4.45%, 04/01/30 (Call 01/01/30)(a)	4,700	4,901,914
Walmart Inc.
1.50%, 09/22/28 (Call 07/22/28)	7,078	6,310,675
1.80%, 09/22/31 (Call 06/22/31)(a)	9,840	8,544,928
		127,364,046
Trucking & Leasing — 0.2%
DAE Funding LLC, 3.38%, 03/20/28
(Call 01/20/28)(a)(b)	3,470	3,096,975
GATX Corp.
1.90%, 06/01/31 (Call 03/01/31)(a)	1,365	1,098,950
3.50%, 03/15/28 (Call 12/15/27)(a)	1,831	1,760,498
4.00%, 06/30/30 (Call 03/30/30)	2,448	2,363,840
4.55%, 11/07/28 (Call 08/07/28)	2,140	2,165,446
4.70%, 04/01/29 (Call 01/01/29)	2,056	2,083,988
Penske Truck Leasing Co. LP/PTL Finance Corp.,
3.35%, 11/01/29 (Call 08/01/29)(a)(b)	2,172	2,023,710
SMBC Aviation Capital Finance DAC, 2.30%, 06/15/28
(Call 04/15/28)(a)(b)	1,530	1,269,400
		15,862,807
Water — 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)(a)	2,080	1,792,741
2.80%, 05/01/30 (Call 02/01/30)(a)	4,515	4,103,250
2.95%, 09/01/27 (Call 06/01/27)(a)	2,639	2,526,226
3.45%, 06/01/29 (Call 03/01/29)	2,439	2,336,861
3.75%, 09/01/28 (Call 06/01/28)(a)	2,930	2,896,455
4.45%, 06/01/32 (Call 03/01/32)	2,000	2,046,420
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	4,363	3,726,158
2.70%, 04/15/30 (Call 01/15/30)(a)	1,764	1,572,681
3.57%, 05/01/29 (Call 02/01/29)	1,832	1,746,739
United Utilities PLC, 6.88%, 08/15/28	475	530,574
		23,278,105
Total Corporate Bonds & Notes — 99.2%
(Cost: $11,388,316,822)		10,094,968,928
Security	Par/ Shares (000)	Value

Foreign Government Obligations(e)

South Korea — 0.1%
Korea Gas Corp.
2.00%, 07/13/31(a)(b)	$2,565	$2,215,489
3.13%, 07/20/27(b)	838	817,462
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 07/25/27(b)	1,132	1,104,290
Korea National Oil Corp, 2.63%, 04/18/32(b)	4,000	3,479,637
Korea National Oil Corp.
2.13%, 04/18/27(b)	5,000	4,618,181
2.38%, 04/07/31(b)	2,000	1,731,214
		13,966,273
Total Foreign Government Obligations — 0.1%
(Cost: $15,003,909)		13,966,273

Short-Term Securities

Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(f)(g)(h)	1,043,787	1,043,786,585
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(f)(g)	22,122	22,122,000
		1,065,908,585
Total Short-Term Securities — 10.5%
(Cost: $1,065,851,171)		1,065,908,585

Total Investments in Securities — 109.8%
(Cost: $12,469,171,902)		11,174,843,786

Liabilities in Excess of Other Assets — (9.8)%		(994,933,011)

Net Assets — 100.0%		$10,179,910,775
(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® 5-10 Year Investment Grade Corporate Bond ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,233,755,176	$—	$(189,662,540	)(a)	$(318,686)	$12,635	$1,043,786,585	1,043,787	$649,833	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	59,512,000	—	(37,390,000	)(a)	—	—	22,122,000	22,122	43,530		—
					$(318,686)	$12,635	$1,065,908,585		$693,363		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$10,094,968,928	$—	$10,094,968,928
Foreign Government Obligations	—	13,966,273	—	13,966,273
Money Market Funds	1,065,908,585	—	—	1,065,908,585
	$1,065,908,585	$10,108,935,201	$—	$11,174,843,786

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate